As filed with the Securities and Exchange Commission on April 28, 2023

File No. 333-63972
File No. 811-10429

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________________________

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 30

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31

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Modern Woodmen of America Variable Annuity Account

(Exact Name of Registrant)

________________________

Modern Woodmen of America

(Name of Depositor)

________________________

1701 1st Avenue
Rock Island, Illinois 61201
309-786-6481
(Address and Telephone Number of Principal Executive Office)

________________________

Lester L. Bohnert, Esquire
1701 1st Avenue
Rock Island, Illinois 61201
(Name and Address of Agent for Service of Process)

________________________

Copy to:

Thomas E. Bisset, Esquire
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, D.C. 20001-3980

________________________

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485;

☒ on May 1, 2023 pursuant to paragraph (b) of Rule 485;

☐ 60 days after filing pursuant to paragraph (a) of Rule 485;

☐ on ________ pursuant to paragraph (a) of Rule 485.

Securities being offered: Flexible Premium Deferred Variable Annuity Certificates

Modern Woodmen of America Variable Annuity Account

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
VARIABLE ANNUITY CERTIFICATE

PROSPECTUS
May 1, 2023

Modern Woodmen of America, a fraternal benefit society, (the "Society") is offering the individual flexible premium deferred variable annuity certificate (the "Certificate") described in this Prospectus. The Certificate provides for Accumulated Value and annuity payments on a fixed and variable basis. The Society sells the Certificate to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Certificate Holder ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Modern Woodmen of America Variable Annuity Account (the "Account"), each of which invests in various Investment Options. The Investment Options are described in an appendix to this Prospectus.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

The Certificate may not be available in all jurisdictions. This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

If you are a new investor in the Certificate, you many cancel your Certificate within 30 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer or the refund amount may be different. Upon cancellation, you will receive the greater of the premiums paid or your total Accumulated Value, plus administrative charges and any other charges deducted under the Certificate. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Please note that the Certificates and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

The Securities and Exchange Commission has not approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Issued By
Modern Woodmen of America
Variable Product Administrative Center:
PO Box 2005
Rock Island, Illinois 61201
1-800-447-9811

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DEFINITIONS

Account: Modern Woodmen of America Variable Annuity Account.

Accumulated Value: The total amount invested under the Certificate, which is the sum of the values of the Certificate in each Subaccount of the Account plus the value of the Certificate in the Declared Interest Option.

Administrative Center: The Society's administrative office at 1701 1st Avenue, Rock Island, Illinois, 61201.

Annuitant: The person whose life determines the annuity benefits payable under the Certificate and whose death determines the death benefit.

Beneficiary: The person (or persons) to whom the Society pays the proceeds on the death of the Annuitant.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day. Each Business Day ends at the close of normal trading on the New York Stock Exchange (generally, 3:00 p.m. central time).

Certificate: The individual flexible premium deferred variable annuity certificate we offer and describe in this Prospectus, which term includes the basic certificate, the certificate application, any supplemental applications, any endorsements or additional benefit riders or agreements, and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date.

Certificate Anniversary: The same date in each Certificate Year as the Issue Date.

Certificate Holder: The person who controls the Certificate and who is entitled to exercise all rights and privileges provided in the Certificate.

Certificate Year: A twelve-month period beginning on the Issue Date or on a Certificate Anniversary.

The Code: The Internal Revenue Code of 1986, as amended.

Declared Interest Option: An allocation option under the Certificate funded by the Society's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death: Satisfactory documentation provided to the Society verifying proof of death. This documentation may include the following:

(a)  a certified copy of the death certificate;

(b)  a certified copy of a court decree reciting a finding of death;

(c)  the Beneficiary's statement of election;

(d)  a copy of the Beneficiary's Form W-9; or

(e)  any other proof satisfactory to the Society.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Society other than those allocated to the Account or any other separate account of the Society.

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Good Order: This means the actual receipt by us of the instructions relating to a transaction in writing-or when appropriate by telephone-along with all forms, information and supporting legal documentation (including any required consents) we require in order to effect the transaction. To be in "Good Order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

Investment Option: A Fund, or a separate investment portfolio of a Fund, in which a Subaccount invests.

Issue Date: The date following the day on which the Society receives a properly completed application and an initial premium at the Administrative Center. It is the date set forth on the data page of the Certificate which the Society uses to determine Certificate Years and Certificate Anniversaries.

Net Accumulated Value: The Accumulated Value less any applicable Surrender Charge.

Non-Qualified Certificate: A Certificate that is not a Qualified Certificate.

Qualified Certificate: A Certificate the Society issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

Retirement Date: The date when the Society applies the Accumulated Value under a settlement option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

The Society ("we", "us" or "our"): Modern Woodmen of America, a fraternal benefit society.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period: The period of time over which we determine the change in value of the Subaccounts. Each Valuation Period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Written Notice: A written request or notice signed by the Certificate Holder on a form satisfactory to the Society which we receive in Good Order at our Administrative Center.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE

Fees and Expenses						Location in Prospectus
Charges for Early Withdrawals	If you withdraw money from your Certificate within the first eight years after you purchase the Certificate, you may be assessed a surrender charge of up to 8% of the amount withdrawn.
	For example, assuming no gain or loss in the Accumulated Value, if you make a withdrawal in the first Certificate Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.					Charges and Deductions— Surrender Charge (Contingent Deferred Sales Charge)
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions.
	Transfer Fee. Currently, we do not assess a charge to transfer Accumulated Value among the Subaccounts and between the Subaccounts and the Declared Interest Option for the first 12 transfers during the Certificate Year. However, we reserve the right to charge $25 per transfer in excess of 12 in a single Certificate Year.					Charges and Deductions— Transfer Processing Fee
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Certificate specifications page, this prospectus and the funds' prospectuses for information about the specific fees you will pay each year based on the options you elected.

						Charges and Deductions
	Annual Fee	Minimum		Maximum
	Base Certificate	0.94	%(1)	0.94	%(1)
	Investment Options (Fund fees and expenses)	0.10	%(2)	1.12	%(2)
(1) We calculate the Base Certificate fee by dividing the total amount we receive from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.
	(2) As a percentage of Fund assets.

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Fees and Expenses			Location in Prospectus
Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.
	Lowest Annual Cost: $1,500	Highest Annual Cost: $2,520
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
● No additional purchase payments, transfers, or withdrawals	Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
● No additional purchase payments, transfers, or withdrawals
Risks			Location in Prospectus
Risk of Loss	You can lose money by investing in this Certificate, including loss of principal.		Principal Risks of Investing in the Certificate
Not a Short-Term Investment	This Certificate is not designed for short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for up to eight years after you purchase the Certificate. It will reduce the value of your Certificate if you withdraw money during that time.
	The benefits of tax deferral also means the Certificate is more beneficial to investors with a long time horizon.		Principal Risks of Investing in the Certificate
Risks Associated with Investment Options	● An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate.
● Each Fund and the Declared Interest Option has its own unique risks.
	● You should review the prospectuses for the available Funds before making an investment decision.		Principal Risks of Investing in the Certificate Appendix A: Investment Options Available Under the Certificate
Insurance Company Risks

An investment in the Certificate is subject to the risks related to the Society. Any obligations (including under the Declared Interest Option), guarantees, or benefits are subject to the claims-paying ability of the Society. More information about the Society, including its financial strength ratings, is available upon request by calling the Variable Product Administrative Center at 1-800-447-9811 or emailing VPACServices@modern-woodmen.org.

Principal Risks of Investing in the Certificate

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Restrictions		Location in Prospectus
Investments	● Currently, there is no charge when you transfer Accumulated Value among Subaccounts and between the Subaccounts and the Declared Interest Option. However, the Society reserves the right to charge $25 per transfer in excess of 12 in a single Certificate Year.
	● The Society reserves the right to remove or substitute Investment Options that are available under the Certificate.	Charges and Deductions— Transfer Processing Fee The Society, Account and Investment Options— Addition, Deletion or Substitution of Investments
Optional Benefits	We may discontinue or modify any of the optional benefits at any time prior to the time you elect.	Description of Annuity Certificate
Taxes		Location in Prospectus
Tax Implications	● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Certificate.
● There is no additional tax benefit if you purchase the Certificate through a qualified retirement plan or individual retirement account (IRA).
	● Earnings on your Certificate are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% additional tax if you take a withdrawal before age 59 1/2.	Federal Tax Matters
Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your registered representative may receive compensation for selling this Certificate to you in the form of commissions. If your registered representative is also a Society insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses, insurance benefits, and financing arrangements. Non-cash compensation includes conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise, and other similar items. Sales of the Certificates may help the registered representative and/or their managers qualify for such benefits. In addition, registered representatives who meet certain Society productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Certificates, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
	These conflicts of interest may influence your registered representative to offer or recommend this Certificate over another investment.	Distribution of the Certificates

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Conflicts of Interest	Location in Prospectus
Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of a contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

N/A

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OVERVIEW OF THE CERTIFICATE

Purpose. The Certificate is a variable annuity certificate. It provides a means for investing on a tax-deferred basis in the Declared Interest Option and the Investment Options. The Certificate is intended for retirement savings or other long-term investment purposes. The Certificate has various optional features and benefits that may be appropriate for you based on your financial situation and objectives. The Certificate also offers certain death benefit features, which can be used to transfer assets to your beneficiaries.

The Certificate is not intended for people who may need to make early or frequent withdrawals, and may not be appropriate for you if you do not have a long-term investment horizon.

Phases of the Certificate. The Certificate has two phases: the accumulation phase and the annuity phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. To help you accumulate assets during the accumulation phase, you can invest your purchase payments and Accumulated Value in: (1) Investment Options available under the Certificate, each of which has its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and (2) the Declared Interest Option, which offers a guaranteed interest rate during selected periods. A list of Investment Options in which you can invest is provided in Appendix A to this Prospectus.

The annuity phase occurs when you or a designated payee begin receiving regular annuity payments from your Certificate. All optional benefits, including death benefits, terminate without value at the start of the annuity phase. Depending on the settlement option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary (or Beneficiaries). In addition, depending on the settlement option you elect, you may be unable to make withdrawals once you enter the annuity phase.

Certificate Features. The following is a brief description of the Certificate's primary features.

●  Accessing your Money. Before you annuitize, you can withdraw money from your Certificate at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including an additional tax if you are younger than age 59 1/2.

●  Tax Treatment. You can transfer money among Investment Options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are only subject to tax upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.

●  Death Benefits. The Certificate includes, at no additional cost, a standard death benefit that will pay a death benefit to your Beneficiary (ies) if you die during the accumulation phase. You may also qualify for the Incremental Death Benefit Rider, which may increase the amount of money payable to your designated beneficiaries upon your death.

Additional Services.

●  Dollar Cost Averaging Program. This program allows you to systematically transfer a set amount each month between certain Subaccounts and the Declared Interest Option.

●  Automatic Rebalancing Program. This program directs us to automatically rebalance your Accumulated Value to maintain a particular percentage allocation among the Subaccounts and Declared Interest Option.

●  Systematic Withdrawal Program. This program allows you to receive regular automatic withdrawals from selected Subaccounts or the Declared Interest Option (either monthly, quarterly, semi-annually or annually) provided that each payment must amount to at least $100.

●  Interest Sweep Option. This program automatically transfers interest earnings from the Declared Interest Option to one or more Subaccounts on your Certificate Anniversary.

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FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning and surrendering or making withdrawals from the Certificate. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender or make withdrawals from the Certificate, or transfer Accumulated Value among the Subaccounts and the Declared Interest Option. State premium taxes may also be deducted.
Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	8%	8%
Transfer Processing Fee(2)	$25	$25
Administrative Charge(3)	$45	$30

(1)  The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. We may waive this charge under certain circumstances. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")

(2)  We do not assess transfer processing fees for the first twelve (12) transfers in a Certificate Year, but we may impose a charge of $25 for the thirteenth (13th) and each subsequent transfer during a Certificate Year.

The next table describes the fees and expenses that you will pay each year during the time that you own your Certificate, not including Fund fees and expenses.
Annual Certificate Expenses	Guaranteed Maximum Charge	Current Charge
Administrative Expenses (includes Annual Administrative Charge)(3)	$45	$30
Base Certificate Expenses (as a percentage of average variable Accumulated Value) (includes mortality and expense risk charge)	1.40%	1.40%

(3)  We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Accumulated Value on the most recent Certificate Anniversary, is $50,000 or greater.

The next table shows the minimum and maximum total operating expenses charged by any of the Investment Options that you may pay periodically during the time that you own the Certificate. A complete list of Investment Options available under the Certificate, including their annual expenses, may be found at the back of this Prospectus.
Annual Investment Option Operating Expenses	Minimum	Maximum
Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)(4)	0.10%	1.12%
Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(5)	0.10%	1.12%

(4)  Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

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(5)  The "Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

Examples

The Examples are intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity products. These costs include transaction expenses, the annual expenses, and Investment Option fees and expenses.

Each Example assumes that you invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Annual Investment Options Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$8,920	$12,592	$16,292	$28,207

2.  If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):
1 Year	3 Years	5 Years	10 Years
$7,997	$11,624	$15,275	$28,207

3.  If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:
1 Year	3 Years	5 Years	10 Years
$2,460	$7,749	$13,241	$28,207

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$8,021	$9,649	$11,250	$17,597

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2.  If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):
1 Year	3 Years	5 Years	10 Years
$7,089	$8,651	$10,182	$17,597

3.  If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:
1 Year	3 Years	5 Years	10 Years
$1,500	$4,659	$8,044	$17,597

(1)  Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Society will add the number of years for which payments will be made under the annuity payment option selected to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization. For more information on the calculation of the surrender charge on the Retirement Date, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date." For more information on the calculation of the surrender charge associated with a partial withdrawal or surrender, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)".

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PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE

Unsuitable as Short-Term Savings Vehicle. The Certificate is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Certificate for short-term needs, it may not be the right investment for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial Please discuss your insurance needs and financial objectives with your registered representative.

Investment Risk. You bear the risk of any decline in the Accumulated Value of your Certificate resulting from the performance of the Investment Option you have chosen. The Accumulated Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Option. This risk could have a significant negative impact on certain benefits and guarantees under the Certificate. The investment risks are described in the prospectuses for the Investment Options.

Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Certificate), and prior to age 59 1/2 an additional tax may apply.

Society Risk. An investment in the Certificate is subject to the risks related to the Society. Any obligations (including under the Declared Interest Option), guarantees, or benefits are subject to the claims-paying ability of the Society. More information about the Society, including its financial strength ratings, is available upon request by calling the Variable Product Administrative Center at 1-800-447-9811 or emailing VPACServices@modern-woodmen.org.

Business Disruption and Cyber Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely). These risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Certificate Holder information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. The continuing use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential cyber-attack surfaces. Due to the increasing sophistication of cyber-attacks, such cyber security incidents could occur and persist for an extended period of time without detection.

Systems failures and cyber-attacks affecting us, the Investment Options, intermediaries and other affiliated or third-party service providers may adversely affect us and your Accumulated Value. For instance, systems failures and cyber-attacks may interfere with our processing of Certificate transactions, including the processing of orders with the Investment Options, impact our ability to calculate unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Investment Options invest, which may cause the Investment Options underlying your Certificate to lose value. There can be no assurance that we or the Investment Options or our service providers and intermediaries will avoid losses affecting your Certificate due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic

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(such as COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. They could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Certificates and processing of other Certificate-related transactions, including orders from Certificate Holders. Disasters may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Certificate-related transactions, impact our ability to calculate Accumulated Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Investment Options invest, which may cause the Investment Options underlying your Certificate to lose value. There can be no assurance that we, the Investment Options or our service providers will avoid losses affecting your Certificate due to a natural disaster.

THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS

Modern Woodmen of America

The Society was incorporated on May 5, 1884 as a fraternal benefit society in the State of Illinois and is principally engaged in the offering of life insurance and annuity certificates to its members. We are admitted to conduct variable annuity business in 45 states: Alabama, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming. The Society's principal business address is 1701 1st Avenue, Rock Island, Illinois 61201.

It is the Society's objective and purpose to improve the quality of life for its members by bringing together persons of exemplary habits and good moral character into its Chapters and provide for the social, intellectual, moral, financial and physical improvement of its members; to promote fraternal relationships and foster acts of charity and benevolence by and among its members; to provide opportunities for service to others and positive community impact through local volunteer projects; to promote patriotism and responsible citizenship; to encourage and support quality family life through education, fraternal activities, and financial security; and to provide death, disability, annuity, and other benefits, rights, and privileges to its members and their beneficiaries.

Modern Woodmen of America Variable Annuity Account

On March 30, 2001, we established the Account pursuant to the laws of the State of Illinois. The Account:

●  will receive and invest premiums paid to it under the Certificate;

●  will receive and invest premiums for other variable annuity certificates we issue;

●  is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. (The Account's assets are available to cover the general liabilities of the Society only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. For example, we may transfer assets attributable to our investment in the Account or fees and charges that have been earned.) All assets held in the General Account are subject to the Society's general liabilities from business operations. All obligations arising under the Certificates are general corporate obligations of the Society.

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The income, gains and losses (realized and unrealized) from the assets of the Account are, in accordance with the Certificates, credited to or charged against the Account without regard to our other income, gains, or losses.

Investment Options

There are currently 61 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios.

There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

Please refer to Appendix A for the investment objective(s), investment adviser and sub-adviser, and expense and performance information for each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses. You may obtain a free copy of the prospectus for each Investment Option by contacting us at our Administrative Center at 866-628-6776.

Note: If you received a summary prospectus for an Investment Option, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that are not affiliated with the Society; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Certificate Holders arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that are not affiliated with the Society. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Certificate Holders, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

We select the Investment Options offered through this Certificate based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option's investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Certificate Holders.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Accumulated Value of your Certificate resulting from the performance of the Investment Option you have chosen.

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We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.00% to 0.25% of the annual average assets we hold in the Investment Options. In addition, MWA Financial Services, Inc., the principal underwriter of the Certificates, receives 12b-1 fees deducted from certain portfolio assets attributable to the Certificate for providing distribution and shareholder support services to some Investment Options. The 12b-1 fees are deducted from the assets of the Investment Option and decrease the Investment Option's investment return. The Society and its affiliates may profit from these payments.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Volatility Management Strategies

Investment Options that utilize a volatility management strategy are designed to reduce the overall volatility of the Investment Option and provide you with risk-adjusted returns over time. During rising markets, the volatility management strategy, however, could result in your Accumulated Value rising less than would have been the case had you been invested in an Investment Option that does not utilize a volatility management strategy. Conversely, investing in an Investment Option that features a volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the Investment Option's equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Accumulated Value may decline less than would have been the case had you not been invested in an Investment Option that features a volatility management strategy.

Please further note that Investment Options may utilize volatility management techniques that differ from each other. Please see the Investment Options' prospectuses for more information about the Investment Options' objective and strategies.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional Subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new Subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new Subaccounts available to existing Certificate Holders on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, investment conditions or regulatory requirements warrant.

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In the event of any such substitution, deletion or change, we may make appropriate changes in this and other Certificates to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

If we deem it to be in the best interest of persons having voting rights with regard to the Subaccounts under the Certificates, we may:

●  operate the Account as a management investment company under the 1940 Act;

●  deregister the Account under that Act in the event such registration is no longer required; or

●  combine the Account with our other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate these voting rights under the Certificate.

BENEFITS AVAILABLE UNDER THE CERTIFICATE

Certain features or benefits are available to you under your Certificate. The purposes, fees and restrictions of each of these benefits are briefly summarized in the following table. Some of the benefits in the table below may have been discussed in the above sections.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Automatic Rebalancing Program	Automatically transfers amounts to maintain a particular percentage allocation among the Subaccounts and Declared Interest Option	Standard	None	● Maximum number of Investment Options which you may select at any one time is 10, including the Declared Interest Option.
● Cannot be utilized in combination with the dollar cost averaging program.
● Transferring all assets to the Declared Interest Option will terminate any automatic rebalancing instructions.

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Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Dollar Cost Averaging Program	Systematically transfers a set amount each month from Subaccounts or the Declared Interest Option to other available Investment Options over a period of time	Standard	None	● You must place at least $1,000 in a single "source account" (either the Declared Interest Option or the Money Market Subaccount).
● Minimum amount of each transfer is $100.
● Maximum number of Investment Options which you may select at any one time is 10, including the Declared Interest Option.
● Terminates when monies in the source account are depleted.
● Cannot be utilized in combination with automatic rebalancing or systematic withdrawal programs.
Systematic Withdrawals	Automatically withdraws a specific amount of Accumulated Value from selected Subaccounts or the Declared Interest Option	Standard	None	● Minimum amount which you may withdraw is $100.
● Maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000. We may deny an automatic partial withdrawal request that would reasonably cause the Accumulated Value to be less than $2,000 within one year.
● Cannot be utilized in combination with dollar cost averaging program.

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Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Interest Sweep Option	Automatically transfers interest earnings from the Declared Interest Option to one or more Subaccounts on your Certificate Anniversary	Standard	None	● Must have at least $5,000 in the Declared Interest Option to establish the program.
● Maximum number of Subaccounts to receive interest earnings at any one time is 10.
● Not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012.
● Not available for Certificates issued in Washington prior to February 1, 2009.
Declared Interest Option	Credits a specified guaranteed rate of interest for each Certificate Year	Standard	None	● Subject to the Society's financial strength and claims paying ability.
● Amount you can transfer at one time from the Declared Interest Option may not exceed 25% of the Declared Interest Option Accumulated Value on the date of transfer, unless balance after transfer would be less than $1,000.
● Not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012.
● Not available for Certificates issued in Washington prior to February 1, 2009.

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Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Death Benefit	Before the Retirement Date, upon the Annuitant's death, we will pay a death benefit to the Beneficiary in one sum within five years of the deceased Annuitant's death.	Standard	None	● If original Annuitant's age on the Issue Date was less than 76, we determine the death benefit as of the date we receive Due Proof of Death and the death benefit equals the greatest of:
● sum of premiums paid, less the sum of all partial withdrawal reductions;
● Accumulated Value; or
● Performance Enhanced Death Benefit (PEDB) amount.
● If original Annuitant's age on the Issue Date was 76 or older, we determine the death benefit as of the date we receive Due Proof of Death and the death benefit equals the greater of:
● sum of the premiums paid, less the sum of all partial withdrawal reductions, or
● Accumulated Value.
Incremental Death Benefit Rider	Provides a death benefit that is in addition to the death benefit available under the Certificate	Standard	None	● Not available if the Annuitant's age on the Issue Date is 71 or over.
● No Incremental Death Benefit is paid if market decline results in the Accumulated Value being less than premium payments minus any partial withdrawal reductions.
● Not available in Washington.

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DESCRIPTION OF ANNUITY CERTIFICATE

Issuance of a Certificate

You must complete an application in order to purchase a Certificate, which can be obtained through a licensed representative of the Society, who is also a registered representative of MWA Financial Services, Inc. ("MWAFS"). Your Issue Date will be the date following the day the properly completed application and the initial premium are received at our Administrative Center if we receive your properly completed Certificate application and premium payment at our Administrative Center before 3:00 p.m. central time. If received on or after 3:00 p.m. central time on a Business Day, we deem receipt to occur on the following Business Day. See "DESCRIPTION OF ANNUITY CERTIFICATE—Allocation of Premiums" for our procedures upon receipt of an incomplete application. The Society sells Qualified Certificates for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Certificates. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Certificate; therefore, you should consider whether the features and benefits unique to the Certificate are appropriate for your needs prior to purchasing a Qualified Certificate. We apply a maximum issue age of 85 for Annuitants.

The Annuitant is the owner and person having control of the Certificate, unless another owner is named. During the Annuitant's lifetime, the person having control of the Certificate may exercise all of the rights and receive all of the benefits provided by the Certificate without the consent of any other person.

If the issue age is 15 or less, the applicant for the Certificate, or the applicant's duly appointed successor, shall have control of the Certificate but may not assign it. During the period after the Annuitant attains age 16 and before the Annuitant attains age 21, control of the Certificate will pass to the Annuitant: (a) upon the death of such applicant; or (b) upon receipt of a written request by such applicant in a form satisfactory to the Society. When the Annuitant attains age 21, control of the Certificate shall automatically pass to the Annuitant.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Administrative Center on a timely basis.

Premiums

The minimum initial premium amount the Society will accept is $1,000. We may waive the minimum initial premium amount for certain Qualified Certificates or premium collection methods. You may make minimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date.

You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the automatic payment plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to our Administrative Center.

If mandated under applicable law, the Society may be required to reject a premium payment. The Society may also be required to provide additional information about you and your Certificate to government regulators.

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Free-Look Period

We provide for an initial "free-look" period during which time you have the right to return the Certificate within 30 days after you receive it. If you return the Certificate, it will become void and you will receive the greater of:

●  premiums paid, or

●  the Accumulated Value on the date we receive the returned Certificate at our Administrative Center, plus administrative charges and any other charges deducted under the Certificate.

For Certificates issued in California, you will receive your Accumulated Value upon your exercise of your right to return the Certificate which may be less than the premiums you paid. However, if you allocated all or a portion of your initial premium payment to the Money Market Subaccount or the Declared Interest Option, upon exercise of your right to return the Certificate, you will receive at least the amount of premium allocated to the Money Market Subaccount or the Declared Interest Option, respectively.

For Certificates issued in Idaho, you will receive any premiums paid for the Certificate upon exercise of your right to return the Certificate.

Allocation of Premiums

No later than the next Business Day following receipt at our Administrative Center of your properly completed Certificate application and initial premium payment, we will allocate the initial premium to the Subaccounts and the Declared Interest Option in accordance with the Premium Allocation percentages shown in the application. We deem receipt to occur on a Business Day if we receive your properly completed Certificate application and premium payment at our Administrative Center before 3:00 p.m. central time. If received on or after 3:00 p.m. central time on a Business Day, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 1% in each Investment Option. The Society may, in its sole discretion, raise the minimum allocation requirement to 10% at any time. All percentages must be in whole numbers.)

●  We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at our Administrative Center, unless the allocation percentages are changed. We must receive a premium payment at our Administrative Center by 3:00 p.m. central time on a Business Day for the premium to be allocated that Business Day and credited with Subaccount unit values determined as of that time. Premiums received at or after 3:00 p.m. central time on a Business Day will be allocated on the following Business Day and credited with Subaccount unit values determined as of the close of that Business Day (3:00 p.m. central time).

●  You may change your allocation instructions at any time by sending Written Notice to our Administrative Center. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

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●  You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Variable Accumulated Value

The variable accumulated value of your Certificate will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Society does not guarantee a minimum variable accumulated value, and, because your Certificate's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Accumulated Value. Your Certificate's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Certificate. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

Determination of Number of Units. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Certificate is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

●  any premiums paid, and

●  any amounts transferred from another Subaccount or the Declared Interest Option.

We will decrease the number of units in each Subaccount by:

●  any amounts withdrawn,

●  applicable charges assessed, and

●  any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

(a)  is the net result of:

1.  the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

2.  the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

3.  the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

4.  any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

5.  the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

(b)  is the number of units outstanding at the end of the preceding Valuation Period.

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Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your Written Notice at our Administrative Center.

●  The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

●  Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

●  If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

●  The Society does not assess the transfer processing fees for the first twelve transfers during a Certificate Year.

●  The Society may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Certificate Year.

We process transfers at the unit values next determined after we receive your request in Good Order at our Administrative Center. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the end of the transmission.

●  We allow an unlimited number of transfers among or between the available Subaccounts or the Declared Interest Option, subject to our limitations on frequent transfer activity. (See "THE DECLARED INTEREST OPTION—Transfers from Declared Interest Option" and "Description of Annuity Certificate—Transfer Privilege—Additional Limitations on Transfers").

All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the number of Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. Call 1-866-628-6776 to make a telephone transfer. We reserve the right to suspend telephone transfer privileges at any time.

We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should send a Written Notice to our Administrative Center.

Additional Limitations on Transfers. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, a Certificate Holder who makes frequent transfers

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among the Subaccounts available under this Certificate causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by a Certificate Holder between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Certificate Holders and other persons who may have material rights under the Certificate (e.g., Beneficiaries). We endeavor to protect long-term Certificate Holders by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Certificate, and have no arrangements in place to permit any Certificate Holder to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Certificate.

We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Certificate Holders. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Certificates that we believe are related (e.g., two Certificates with the same Certificate Holder or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage use of the dollar cost averaging, asset rebalancing or interest sweep programs.

If transfer activity violates our established parameters, we may apply restrictions that we reasonably believe will prevent any disadvantage to other Certificate Holders and persons with material rights under a Certificate. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Certificate Holders who violate these parameters. If we impose any restrictions on your transfer activity we will notify you in writing. The restrictions that we may impose would be to discontinue your telephone transfer privileges and to require you to make all transfer requests in writing through the U.S. Postal Service. Notwithstanding this, because our policies and procedures are discretionary and may differ among variable insurance contracts and separate accounts it is possible that some Certificate Holders may engage in frequent transfer activity while others may bear the harm associated with such activity.

Please note that the limits and restrictions described here are subject to the Society's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Certificate Holders (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Certificate, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Certificate Holders or intermediaries acting on behalf of Certificate Holders. Moreover, because our procedures to detect frequent transfer activity may not detect such activity before it occurs, some frequent transfer activity may occur before we are able to restrict the activity. Our ability to discourage and restrict frequent transfer activity may also be limited by the provisions of the Certificate.

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We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Certificate Holders, other persons with material rights under the Certificate, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Certificate Holders engaging in frequent transfer activity among the Subaccounts under the Certificate. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for imposition of a redemption fee and upon request from the Fund require us to provide transaction information to the Fund and to restrict or prohibit transfers and other transactions that involve the purchase of shares of an Investment Option(s).

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Certificate Holders should be aware that we may not have the contractual obligation or the operational capacity to monitor Certificate Holders' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Certificate Holders and other persons who have material rights under the Certificate should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Certificate Holders and other persons with material rights under the Certificate also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies ("variable contracts"). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to detect and to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fails to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Society, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Certificate Holders engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Society's ability to satisfy its contractual obligations to Certificate Holders.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Certificate Holders.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future and provide information about your transaction activity to the Funds.

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Partial Withdrawals and Surrenders

Partial Withdrawals. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

●  The minimum amount which you may partially withdraw is $500.

●  If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Certificate.

We will process your partial withdrawal based on the net asset value next determined after we receive Written Notice at our Administrative Center. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day. You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. Any applicable surrender charge will be deducted from your Accumulated Value. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")

You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we may make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Administrative Center.

Should your partial withdrawal result in a full surrender of your Certificate, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your Written Notice.

Surrender. You may surrender your Certificate upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your Written Notice and your Certificate at our Administrative Center. This means that if we receive your Written Notice to surrender the Certificate prior to 3:00 p.m. central time on a Business Day, we will calculate the Net Accumulated Value for your Certificate as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Certificate at or after 3:00 p.m. central time on a Business Day, we will calculate the Net Accumulated Value of your Certificate as of 3:00 p.m. central time on the following Business Day.

You may choose to have the Net Accumulated Value distributed to you as follows:

●  under a settlement option; or

●  in a lump sum.

If you do not choose a payment option, we will distribute the Net Accumulated Value to you in a lump sum payment.

Facsimile Requests. You may request a partial withdrawal from or surrender of your Certificate via facsimile.

●  Facsimile requests must be directed to 1-309-558-3151 at our Administrative Center. We are not liable for the timely processing of any misrouted facsimile request.

●  A request must identify your name and Certificate number. We may require your address or social security number be provided for verification purposes.

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●  We will compare your signature to your original Certificate application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided. You should be able to obtain a signature guarantee from your bank, broker, credit union (if authorized under state law) or savings association. A notary public cannot provide a signature guarantee.

●  Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Administrative Center. We treat facsimile requests as having been received based upon the time noted at the end of the transmission.

●  A separate confirmation letter will be sent to you upon completion of the transaction.

●  We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a Written Notice to our Administrative Center. We are not liable for any processing delays related to a failure of the telephone system.

●  We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Surrender and Partial Withdrawal Restrictions. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a 10% additional tax, upon utilization of these features. See "FEDERAL TAX MATTERS—Taxation of Annuities" and "—Taxation of Qualified Plans."

Transfer and Withdrawal Options

You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Administrative Center. The options selected will remain in effect until we receive a written termination request from you at our Administrative Center.

Automatic Rebalancing. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually, to match your Certificate's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

●  Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

●  This feature is free and is not considered in the twelve free transfers permitted during a Certificate Year.

●  This feature cannot be utilized in combination with the dollar cost averaging program.

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Transferring all assets to the Declared Interest Option (DIO) will terminate any Automatic Rebalancing instructions. Automatic Rebalancing can be subsequently requested when premiums are allocated to at least two investment options. Automatic Rebalancing cannot be set up if premiums are only allocated to one investment option.

Dollar Cost Averaging. You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

To participate in the dollar cost averaging program, you must place at least $1,000 in a single "source account" (either the Declared Interest Option or the Money Market Subaccount). Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

●  The minimum amount of each transfer is $100.

●  Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

●  You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

●  We will terminate this option when monies in the source account are depleted, or upon receipt of a Written Notice at our Administrative Center.

●  Transfers due to this feature are counted towards the twelve free transfers permitted during a Certificate Year. All transfers made on the same date count as one transfer.

●  This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

Systematic Withdrawals. You may elect to receive automatic partial withdrawals.

●  You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

●  You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

●  The minimum amount which you may withdraw is $100.

●  The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000. We reserve the right to deny an automatic partial withdrawal request that would reasonably cause the Accumulated Value to be less than $2,000 within one year. Any automatic partial withdrawal which would cause the remaining Accumulated Value to be less than $2,000 may be treated as a Surrender of your Certificate.

●  In each Certificate Year you may annually withdraw a maximum of 10% of Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge."

●  Withdrawals in excess of 10% of Accumulated Value as of the most recent Certificate Anniversary are subject to a surrender charge.

●  Distributions will take place on the same date each month on the specified date, or on the next Business Day.

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●  You may change the amount and frequency upon Written Notice to our Administrative Center.

●  This feature cannot be utilized in combination with the dollar cost averaging program.

●  There is no charge for electing the systematic withdrawal program.

Interest Sweep. You may elect to participate in an interest sweep program. The interest sweep program is designed to automatically transfer interest earnings from the Declared Interest Option to one or more Subaccounts on your Certificate Anniversary.

●  You must have at least $5,000 in the Declared Interest Option to establish the interest sweep program.

●  The maximum number of Subaccounts which you may select to receive interest earnings at any one time is ten. If you do not specify the allocation of interest earnings among the Subaccounts, we will transfer interest earnings to the designated Subaccounts in accordance with your then-effective premium allocation instructions.

●  We will terminate this option upon receipt of a written request at our Administrative Center.

●  This feature is free and is not considered in the twelve free transfers permitted during a Certificate Year.

●  We reserve the right to discontinue the interest sweep program if your balance in the Declared Interest Option is less than $5,000.

●  For Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012, the interest sweep program is not available. For Certificates issued in Washington prior to February 1, 2009, the Interest Sweep Program is also not available.

We may terminate the automatic rebalancing, dollar cost averaging, interest sweep and systematic withdrawal privileges at any time.

The Society does not provide investment advisory services in making automatic rebalancing, dollar cost averaging, interest sweep or systematic withdrawal privileges or any other service or feature available under the Certificate.

Death Benefit Before the Retirement Date

Death of Certificate Holder. If a Certificate Holder who is the Annuitant dies prior to the Retirement Date, we will pay the death benefit to the Beneficiary in one sum within five years of the deceased Certificate Holder's death. If a Certificate Holder who is not the Annuitant dies before the Retirement Date, then any surviving Certificate Holder will become the new Certificate Holder. If there is no surviving Certificate Holder, ownership of the Certificate passes to the deceased Certificate Holder's estate.

For a Non-Qualified Certificate, the surviving Certificate Holder or new Certificate Holder is afforded the following options:

1.  If the sole surviving Certificate Holder or the sole new Certificate Holder is the spouse (as defined under federal law) of the deceased Certificate Holder, he or she may elect, within 60 days after we receive Due Proof of Death, to continue the Certificate as the new Certificate Holder. If such an election is made, the death benefit will not be paid at that time. The death benefit will become payable upon the death of the new Certificate Holder. Additionally, such election will not otherwise modify the terms of the original certificate or any provisions thereof, including, but not limited to death benefit calculations and rider availability, which are based on the issue age of the original Certificate Holder.

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2.  If the surviving Certificate Holder or the new Certificate Holder is not the spouse of the deceased Certificate Holder:

(a)  he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Certificate Holder's death, or

(b)  he or she may elect to receive the Net Accumulated Value paid out under one of the annuity settlement options, with payments beginning within one year after the date of the deceased Certificate Holder's death and with payments being made over the lifetime of the Certificate Holder, or over a period that does not exceed the life expectancy of the Certificate Holder.

The surviving Certificate Holder or the new Certificate Holder must choose either payment option (a) or (b) above before the Society will pay the Net Accumulated Value.

Under either of these options, surviving Certificate Holders or new Certificate Holders may exercise all rights and privileges from the date of the deceased Certificate Holder's death until the date that the Net Accumulated Value is paid.

In the case of a non-natural Certificate Holder, the death of the Annuitant shall be treated as the death of the Certificate Holder.

Other rules apply to a Qualified Certificate. See "FEDERAL TAX MATTERS."

Death of an Annuitant. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Certificate to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit pursuant to Section 22 of the Society's By-Laws.

If the original Annuitant's age on the Issue Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

●  the sum of the premiums paid, less the sum of all partial withdrawal reductions (defined below);

●  the Accumulated Value; or

●  the Performance Enhanced Death Benefit (PEDB) amount.

On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Certificate. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Issue Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We will calculate the PEDB amount: (1) on each Certificate Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the date we receive due proof of the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated plus premiums less any partial withdrawal reductions; or (2) the then current Accumulated Value.

We will continue to recalculate the PEDB amount on each Certificate Anniversary until the Certificate Anniversary immediately prior to the Annuitant's 91st birthday. All subsequent PEDB amounts will be increased by additional premium payments or decreased by partial withdrawal reductions only.

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If the original Annuitant's age on the Issue Date was 76 or older, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

●  the sum of the premiums paid, less the sum of all partial withdrawal reductions (defined below), or

●  the Accumulated Value.

A partial withdrawal reduction is defined as (a) multiplied by the ratio of (b) divided by (c) where:

(a)  is the death benefit immediately prior to withdrawal;

(b)  is the amount of the partial withdrawal; and

(c)  is the Accumulated Value immediately prior to withdrawal.

We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Certificate Holder or Beneficiary elects a settlement option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

If the Annuitant who is also a Certificate Holder dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to a settlement option if:

●  payments under the option begin within 1 year of the Annuitant's death, and

●  payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

If the Certificate Holder's spouse is the sole designated Beneficiary, he or she may elect, within 60 days after we receive Due Proof of Death, to continue the Certificate as the new Certificate Holder.

Other rules may apply to a Qualified Certificate.

Incremental Death Benefit Rider. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Certificate. (This rider is not available in the State of Washington.) The death benefit under the Incremental Death Benefit Rider becomes payable only when the death benefit under the Certificate becomes payable. There is no charge for this rider. The rider is not in effect if the Annuitant's age on the Issue Date is 71 or over.

If the Annuitant's age on the Issue Date is less than 71, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of (a) minus (b), where:

(a)  is the Accumulated Value; and

(b)  is the sum of all premium payments less the sum of all partial withdrawal reductions (described above).

The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

This rider does not guarantee that any amounts will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

Example

The following example demonstrates how the Incremental Death Benefit works. It is based on hypothetical values and is not reflective of past or future performance of the Investment Options in the Certificate. We have identified "gain" as the difference between the Accumulated Value and the sum of all premium payments less the sum of all partial withdrawal reductions.

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Date	Total Premiums Paid	Accumulated Value	Gain	Death Benefit	Incremental Death Benefit
5/1/2023	$100,000	$100,000	$0	$100,000	$0
5/1/2043	$100,000	$450,000	$350,000	$450,000	$50,000

If we receive Due Proof of Death on May 1, 2043, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the "gain" in the Certificate ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

Abandoned Property Requirements

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Please call 866-628-6776 to make such changes.

Proceeds on the Retirement Date

You select the Retirement Date. There is no minimum Annuitant age for the Retirement Date.

You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:

●  we must receive Written Notice at our Administrative Center;

●  the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

●  the requested Retirement Date must be no later than any date required by law.

On the Retirement Date, we will apply the proceeds under a life income annuity settlement option with ten years guaranteed (120 payments), unless you choose to have the proceeds paid under another option. (See "SETTLEMENT OPTIONS.") If you die before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date. This settlement option is available as either a fixed or variable settlement option. You must make a selection to receive payments on a fixed or variable basis before payments can commence. If you elect to receive a fixed or variable life contingent settlement option, then we will not assess a surrender charge. If you elect to receive fixed annuity payments under Option 2 (Income for a Fixed Period) or Option 4 (Income of a Fixed Amount), then we assess a surrender charge by adding the number of years for which payments will be made to the number of Certificate Years that your Certificate has been in force to determine what the charge will be. If Option 1 or a lump sum payment is chosen, we will pay the Accumulated Value less any applicable surrender charge on the Retirement Date.

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Payments

We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a Written Notice at our Administrative Center. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

●  the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

●  the SEC permits by an order the postponement for the protection of Certificate Holders; or

●  the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial withdrawal, surrender or death benefit from the Money Market Subaccount until the Portfolio is liquidated.

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at a rate equal to the minimum rate guaranteed in the Certificate (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received in Good Order.

If mandated under applicable law, we may be required to block a Certificate Holder's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about you and your Certificate to government regulators.

Modification

You may modify your Certificate only if one of our officers agrees in writing to such modification. Upon notification to you, we may modify your Certificate if:

●  necessary to make your Certificate or the Account comply with any law or regulation issued by a governmental agency to which the Society is subject;

●  necessary to assure continued qualification of your Certificate under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

●  necessary to reflect a change in the operation of the Account; or

●  the modification provides additional Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Certificate in the event of most such modifications.

Reports to Certificate Holders

We will mail to you, at least annually, a report containing the Accumulated Value of your Certificate (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

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Inquiries

You may contact the Society at our Administrative Center if you have any questions regarding your Certificate.

Change of Address

We confirm all Certificate Holder change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Certificate Year, subject to a minimum guaranteed interest rate of 3%. For Certificates issued on or after January 1, 2012 in the following states, however, the minimum guaranteed interest rate is set forth in the Certificate: Alabama, Arizona, Arkansas, California, Colorado, Connecticut, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Michigan, Minnesota, Mississippi, Missouri, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, South Dakota, Tennessee, Texas, Vermont, Virginia, West Virginia, Wisconsin and Wyoming (each, an "Original Certificate State"). In addition, for Certificates issued on or after March 1, 2012 in the following states, the minimum guaranteed interest rate is also set forth in the Certificate: Delaware, Massachusetts, Montana, Oregon, South Carolina and Utah (each, a "New Certificate State"). For Certificates issued on or after January 1, 2012 in Original Certificate States and Certificates issued on or after March 1, 2012 in New Certificate States, the minimum guaranteed rate of interest set forth in the Certificate will not be less than 1%.

The Declared Interest Option is not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012. Certificates issued in Washington prior to February 1, 2009 also do not have the Declared Interest Option available. A registered representative can provide information on the availability of the Declared Interest Option.

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Society's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Society's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Society's general liabilities from business operations. To the extent that the Society is required to pay you amounts in addition to your Accumulated Value under any guarantees under the Certificate, including the death benefit, such amounts will come from the General Account. Thus, those guarantees are subject to the Society's financial strength and claims paying ability and the risk that the Society may default on the guarantees. You should be aware that General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities,

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including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance contracts and financial products as well, and we also pay our obligations under these products from assets in our General Account. The financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent within the investments of the General Account.

As a fraternal benefit society, the Society, in effect, is owned by its members; thus its members bear responsibility for certain liabilities of the Society. In that regard, if the Society's reserves pertaining to the Certificates should be impaired, as provided in your Certificate and under Section 300.1 of the Illinois Insurance Code for Fraternal Benefit Societies, to the extent you have allocated or transferred amounts to the Declared Interest Option, you may be held responsible for a portion of the deficiency as the board of directors of the Society in its discretion may determine. If you do not satisfy such deficiency, we will apply that amount as a debt against your Certificate and it will accrue interest at an annual rate of 5%, or you may consent to an equivalent reduction in member benefits.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%, except for Certificates issued in Original Certificate States on or after January 1, 2012 and Certificates issued in New Certificate States on or after March 1, 2012 where the Declared Interest Option accumulated value is guaranteed to accumulate at the minimum effective annual interest rate set forth in the Certificate. See "THE DECLARED INTEREST OPTION" for a list of Original Certificate and New Certificate States. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined at the sole discretion of the Society. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.

Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Certificate is the rate in effect on your most recent Certificate Anniversary. This rate will remain unchanged until your next Certificate Anniversary (i.e., for your entire Certificate Year). During each Certificate Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, except for Certificates issued in Original Certificate States on or after January 1, 2012 and Certificates issued in New Certificate States on or after March 1, 2012, or shortening the period for which the current interest rate applies to less than a Certificate Year. The Society's right to change the method of crediting interest for Accumulated Value held in the Declared Interest Option will not affect the guaranteed minimum interest rate under the Certificate.

Calculation of Declared Interest Option Accumulated Value. The Declared Interest Option accumulated value is equal to:

●  amounts allocated and transferred to the Declared Interest Option, plus

●  interest credited, less

●  amounts deducted, transferred or withdrawn.

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Transfers from Declared Interest Option

You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Certificate Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Withdrawal or Surrender. We apply a charge if you make a partial withdrawal from or surrender your Certificate during the first eight Certificate Years.

Certificate Year in Which Withdrawal Occurs	Charge as Percentage of Amount Withdrawn
1	8%
2	7
3	6
4	5
5	4
6	3
7	2
8	1
9 and after	0

If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Society; conversely, if the amount of such charges proves more than enough, the Society will retain the excess. In no event will the total surrender charges assessed under a Certificate exceed 9% of the total premiums paid under that Certificate.

If the Certificate is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Certificate Holder, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

Amounts Not Subject to Surrender Charge. In each Certificate Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value as of the most recent prior Certificate Anniversary through a single or multiple withdrawal(s) in a Certificate Year. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Certificate Year.

Surrender Charge at the Retirement Date. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive a life contingent settlement option. If you elect fixed annuity payments under payment options 2 or 4, we add the fixed number of years for which payments will be made under the payment option to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.

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Waiver of Surrender Charge. You may surrender this Certificate without incurring a surrender charge after the first Certificate Year if the Annuitant is terminally ill, stays in a qualified nursing center for 90 consecutive days, or is required to satisfy minimum distribution requirements in accordance with the Code, and as defined in your Certificate. We must receive Written Notice, before the Retirement Date, at our Administrative Center in order to activate this waiver. This waiver is not available in all states.

Annual Administrative Charge

We apply an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Certificate. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Investment Option's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

We currently waive the annual administrative charge:

●  on the Issue Date if your initial premium payment is $50,000 or greater, or

●  if the Accumulated Value is $50,000 or greater on each subsequent Certificate Anniversary.

We may terminate this waiver at any time.

We guarantee that the annual administrative charge will not exceed $45. We may realize a profit from this charge.

Transfer Processing Fee

We do not assess the transfer processing fees for the first twelve transfers during a Certificate Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Certificate Year.

We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Society for assuming mortality and expense risks. This charge is included in the base certificate expenses listed in the Fee Tables.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Certificate were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option.

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Taxes

Currently, we do not charge for any federal, state or local taxes which may be incurred by the Society and be attributable to the Account or the Certificates. We reserve the right, however, to make such a charge in the future.

SETTLEMENT OPTIONS

The accumulation phase of your Certificate ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CERTIFICATE—Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a settlement option, unless you elect to receive this amount in a single sum. The proceeds are the amount we apply to a settlement option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Certificate; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a settlement option. Although tax consequences may vary depending on the settlement option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in your Certificate has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. For some Qualified Certificates, the investment in the Certificate can be zero.

Prior to the Retirement Date, you may elect to have your proceeds applied under a settlement option, or a Beneficiary can have the death benefit applied under a settlement option. In either case, the Certificate must be surrendered for a lump sum payment to be made, or for a supplemental contract to be issued for the settlement option. The supplemental contract will show the rights and benefits of the payee(s) under the settlement option selected. For Qualified Certificates, please note that not all settlement options will satisfy required minimum distribution rules for every Beneficiary.

You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

The annuity payment date is the date you select as of which we compute annuity payments. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.

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Description of Settlement Options

Fixed Settlement Options:

Option 1—Deposit at Interest. The proceeds are left with the Society to earn a set interest rate. For Certificates issued prior to December 1, 2020, the rate of interest will not be less than a minimum annual interest rate of 3%. For Certificates issued on or after December 1, 2020, the rate of interest will not be less than a minimum annual interest rate of 1%. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

Option 2—Income For a Fixed Period. The proceeds are paid in equal installments for a fixed number of years from one to 30 years.

Option 3—Life Income with Guaranteed Period. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years. The number of years may be 10 years, 20 years or the period required for the total payments to equal the proceeds applied.

Option 4—Income of a Fixed Amount. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted. For Certificates issued prior to December 1, 2020, proceeds will be credited at the rate of interest of 3% per year. For Certificates issued on or after December 1, 2020, proceeds will be credited at the rate of interest of 1% per year.

Option 5—Joint and Survivor Life Income. The proceeds are paid in equal monthly installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for his or her lifetime.

Fixed settlement options 1, 2 and 4 may not, in all cases, satisfy the minimum required distribution rules for Qualified Certificates. Please consult your tax adviser.

Variable Settlement Options:

Option A—Life Income with Guaranteed Period. The proceeds are paid (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for 10 or 20 years.

Option B—Joint and Survivor Life Income. The proceeds are paid in monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for his or her lifetime.

Alternate Settlement Options:

The Society may make available alternate settlement options.

If you have a Qualified Certificate, not all settlement options will satisfy required minimum distribution rules, particularly as those rules apply to your designated Beneficiary after your death. For deaths occurring on or after January 1, 2020, subject to certain exceptions most non-spouse Beneficiaries must now complete distributions within ten years of the death in order to satisfy required minimum distribution rules. Consult a tax adviser before selecting a settlement option.

Election of Settlement Options and Annuity Payments

While the Annuitant is living, you may elect, revoke or change a settlement option at any time before the Retirement Date. Upon an Annuitant's death, if a settlement option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

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We will initiate an election, revocation or change of a settlement option upon receipt of your Written Notice at our Administrative Center.

We have provided a brief description of the available settlement options above. The term "effective date" means the date as of which the proceeds are applied to a settlement option. The term "payee" means a person who is entitled to receive payment under a settlement option.

Fixed Annuity Payments. Fixed annuity payments are periodic payments we make to the designated payee. We calculate the amount of each fixed annuity payment based on:

●  the settlement option selected;

●  the payee's age and sex;

●  the dollar amount of proceeds being applied to a settlement option, and

●  the applicable settlement option rates.

For Certificates issued prior to December 1, 2020, we use a minimum annual interest rate of 3% to compute fixed annuity payments. For Certificates issued on or after December 1, 2020, we use a minimum annual interest rate of 1% to compute fixed annuity payments.

We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate, which may be changed by the Society.

We reserve the right to refuse the election of a settlement option, and to make a lump sum payment to the payee if:

(1)  the total proceeds would be less than $5,000;

(2)  the amount of each payment would be less than $50; or

(3)  the payee is an assignee, estate, trustee, partnership, corporation, or association.

Under Option 1, the proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other settlement option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the settlement option rate for the selected settlement option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment. A payee may elect to withdraw any unpaid balance of proceeds under Options 1 or 4, or may elect to receive the commuted value of any remaining payments under Option 2. Options 3 and 5 have no withdrawal rights. For Certificates issued prior to December 1, 2020, reserves and net single premiums for fixed settlement options involving life contingencies are based on the "Annuity 2000" individual annuity mortality table with interest at 3% per year. For Certificates issued on or after December 1, 2020, net single premiums for fixed settlement options involving life contingencies are based on the "Annuity 2000" individual annuity mortality table with interest at 1% per year. For Certificates issued on or after December 1, 2020 in Oregon, unisex settlement option factors will be used when required by law and are based on an 80% female/20% male blend of the Annuity 2000 individual annuity mortality table. Reserves are based on the prevailing mortality table(s) and interest rate(s).

Variable Annuity Payments. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options A and B. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by

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the settlement option rate for the selected settlement option. Therefore, the dollar amount of the first variable annuity payment will depend on:

●  the settlement option selected;

●  the payee's age and sex;

●  the dollar amount of proceeds being applied to a settlement option; and

●  the assumed interest rate used.

We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time on a Business Day) by the settlement option rate for the selected settlement option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "Variable Settlement Options—Transfer of Annuity Units" below).

We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a)  is the annuity unit value for the immediately preceding Valuation Period;

(b)  is the net investment factor for that Valuation Period (described below); and

(c)  is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity settlement options is 5% per year. The daily assumed interest factor derived from an assumed interest rate of 5% per year is 0.9998663.

We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

(x)  is the net result of:

1.  the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

2.  the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

3.  the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period;

(y)  is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

(z)  is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

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If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

For variable annuity payments, we reserve the right to:

(1)  refuse the election of a settlement option if total proceeds are less than $5,000;

(2)  refuse to make payments of less than $50 each; or

(3)  refuse the election of a settlement option if the payee is an assignee, estate, trustee, partnership, corporation or association.

Variable Settlement Options—Transfer of Annuity Units. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request in Good Order. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the end of the transmission.

On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

Variable Settlement Options—Surrenders. By Written Notice, a payee may make a full surrender of the remaining term certain payments in a variable settlement option and receive the surrender value. We do not allow any partial withdrawals of the dollar amounts allocated to a variable settlement option. The surrender value is equal to the commuted value of remaining term certain payments in a variable settlement option.

The commuted value is the present value of the remaining stream of term certain payments in the guarantee period of a variable settlement option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request in Good Order. This means that if we receive your Written Notice to surrender prior to 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender at or after 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day. We assume that each payment under a variable settlement option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

Please refer to APPENDIX B for more information on variable annuity payments.

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YIELDS AND TOTAL RETURNS

We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment. The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52 weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one- five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Certificate charges which were in effect at inception of the Subaccounts.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. The standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Certificate at the end of each period indicated).

In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Society may disclose cumulative total return for Certificates funded by Subaccounts.

Each Investment Option's yield and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Thomson Reuters Lipper ("Lipper") and the Morningstar Annuity

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Intelligence ("MAI") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by MAI compare only variable annuity issuers. The performance analyses prepared by Lipper and MAI each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, MAI prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice.

Introduction

This discussion is based on the Society's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

A Certificate may be purchased on a non-qualified basis ("Non-Qualified Certificate") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Certificate"). A Qualified Certificate is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Certificate or annuity payments, and on the economic benefit to the Certificate Holder, the Annuitant or the Beneficiary depends on the type of retirement plan, and the tax and employment status of the individual concerned. In addition, an individual must satisfy certain requirements in connection with:

●  purchasing a Qualified Certificate with proceeds from a tax-qualified plan, and

●  receiving distributions from a Qualified Certificate in order to continue to receive favorable tax treatment.

Therefore, purchasers of Qualified Certificates are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Certificates are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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Tax Status of the Certificate

The Society believes that the Certificate will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Certificate, either in the form of annuity payments or in some other form. The following Code requirements must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Certificates to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. We do not have control over the Funds or their investments. Nonetheless, the Society believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

Certificate Holder Control. In some circumstances, variable annuity Holders who retain excessive control over the investment of the underlying separate account used to support their Certificates may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the Certificates, we believe that the Certificate Holder should not be treated as the owner of the assets of the Account. We reserve the right to modify the Certificate to bring it into conformity with applicable standards should such modification be necessary to prevent a Certificate Holder from being treated as the owner of the underlying assets of the Account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Certificate to provide that:

●  if any Certificate Holder dies on or after the Retirement Date but before the interest in the Certificate has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Certificate Holder's death; and

●  if any Certificate Holder dies prior to the Retirement Date, the interest in the Certificate will be distributed within five years after the date of the Certificate Holder's death.

These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Certificate Holder's death. A Certificate Holder's designated Beneficiary is the person named by such Certificate Holder as a Beneficiary and to whom control of the Certificate passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Certificate Holder, the Certificate may be continued with the surviving spouse as the new Certificate Holder. Note: The right of a spouse to continue the Certificate, and all Certificate provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriage must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Non-Qualified Certificates contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet

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been issued. The Society intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Certificates.

Taxation of Annuities

The following discussion assumes that the Certificates will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Society believes that a Certificate Holder who is a natural person is not taxed on increases in the value of a Certificate until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of certain Qualified Certificates, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or settlement option) is taxable as ordinary income.

Non-Natural Certificate Holder. A non-natural Certificate Holder of an annuity contract generally must include any increase in the excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Certificates will generally be treated as held by a natural person if:

●  the nominal Certificate Holder is a trust or other entity which holds the Certificate as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

●  the Certificate is acquired by an estate of a decedent by reason of the death of the decedent;

●  the Certificate is issued in connection with certain Qualified Plans;

●  the Certificate is purchased by an employer upon the termination of certain Qualified Plans;

●  the Certificate is used in connection with a structured settlement agreement; or

●  the Certificate is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Certificate Holder that is not a natural person should discuss these exceptions with their tax adviser.

The following discussion generally applies to Certificates owned by natural persons.

Partial Withdrawals and Complete Surrenders. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Certificate, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Certificate which was not excluded from the individual's gross income. For Certificates issued in connection with qualified plans, the investment in the contract can be zero. Special tax rules may be available for certain distributions from Qualified Certificates, and special rules apply to distributions from Roth IRAs.

Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Certificate (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the certificate at that time. Any additional amount withdrawn is not taxable.

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In the case of a surrender under a Qualified or Non-Qualified Certificate, the amount received generally will be taxable only to the extent it exceeds the investment in the contract.

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Certificate for another and the Certificate received is treated as a new Certificate for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Certificate Holders wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Although tax consequences may vary depending on the settlement option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Certificate because of the death of the Certificate Holder. Generally, such amounts are includible in the income of the recipient as follows:

●  if distributed in a lump sum, they are taxed in the same manner as a surrender of the Certificate, or

●  if distributed under a settlement option, they are taxed in the same way as annuity payments.

For these purposes, the investment in the contract remains the amount of any purchase payments which were not excluded from gross income.

Additional Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Certificate, a 10% additional federal tax may be imposed. However, generally, there is no additional tax applied on distributions:

●  made on or after the taxpayer reaches age 59 1/2;

●  made on or after the death of the holder (or if the holder is not an individual, the death of the Annuitant);

●  attributable to the taxpayer becoming disabled;

●  as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

●  made under certain annuities issued in connection with structured settlement agreements;

●  made under an annuity contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

Other taxes may apply to certain distributions under a Qualified Certificate. Certificate Holders should consult their tax adviser.

Account Charges. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might

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also be subject to an additional tax if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any benefit under the Certificate.

Transfers, Assignments or Exchanges of a Certificate

Certain tax consequences may result upon:

●  a transfer of control of a Certificate,

●  a pledge of a Certificate as collateral for a loan,

●  the designation of a payee or other Beneficiary who is not also the Certificate Holder,

●  the selection of certain Retirement Dates, or

●  the exchange of a Certificate.

A Certificate Holder contemplating any of these actions should consult their tax adviser.

Withholding

Generally, distributions from a Certificate are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Certificate Holder's tax status. The Certificate Holder generally can elect not to have withholding apply.

Eligible rollover distributions from Section 401(a) plans, Section 403(a) annuities and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if: (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, Roth IRA, or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions; or (ii) non-spouse beneficiary chooses a "direct rollover" from the plan to an IRA established by the direct rollover.

Multiple Certificates

All non-qualified deferred annuity Certificates entered into after October 21, 1988 that are issued by the Society (or its affiliates) to the same Certificate Holder during any calendar year are treated as one annuity Certificate for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% additional tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Certificates purchased by the same Certificate Holder. Accordingly, a Certificate Holder should consult a competent tax adviser before purchasing more than one annuity Certificate.

Taxation of Qualified Plans

The Certificates are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and

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conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

●  contributions in excess of specified limits;

●  distributions prior to age 59 1/2 (subject to certain exceptions);

●  distributions that do not conform to specified commencement and minimum distribution rules; and

●  other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Certificates with the various types of qualified retirement plans. Certificate Holders, plan participants and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Certificate, but the Society shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Certificate, unless the Society consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Certificate administration procedures. Certificate Holders, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Certificates comply with applicable law.

For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) (i) reaches their "applicable age" or (ii) retires, and must be made in a specified form or manner. If the individual attains (i) age 70 1/2 before 2020, the applicable age is 70 1/2; (ii) age 72 during or after 2020 but before 2023, the applicable age is 72; (iii) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (iv) age 74 after 2032, the applicable age is 75. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) reaches their applicable age. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) reaches their applicable age. For Roth IRAs under Section 408A, distributions are not required during the Annuitant's (or plan participant's) lifetime. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Brief descriptions follow of the various types of qualified retirement plans available in connection with a Certificate. The Society will amend the Certificate as necessary to conform it to the requirements of the Code.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Certificates to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Certificate is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Certificate. Employers intending to use the Certificate with such plans should seek competent advice.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who

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may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Certificate for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year or 100% of the amount of compensation includible in the Annuitant's gross income for the year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% additional tax. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% additional tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. Such conversions are subject to a 10% additional tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% additional tax may apply to distributions made:

●  before age 59 1/2 (subject to certain exceptions), or

●  during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

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Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Certificate that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

●  elective contributions made in years beginning after December 31, 1988;

●  earnings on those contributions; and

●  earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

●  death of the employee,

●  attainment of age 59 1/2,

●  severance from employment,

●  disability, or

●  financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

If your Certificate was issued in connection with a qualified plan under Section 403(b) of the Code, we generally are required to confirm, with your plan sponsor or otherwise, that surrenders, partial withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Certificate, and transactions under the Certificate and any other contracts or accounts you have under the qualified plan under Section 403(b) of the Code among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Death Benefits. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Certificate in connection with such plans should consult their tax adviser.

Restrictions under Qualified Certificates. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Certificates or under the terms of the plans in respect of which Qualified Certificates are issued. Please note that for deaths occurring on or after January 1, 2020, most non-spouse designated Beneficiaries will have to take post-death distributions within ten years. Certain exceptions apply to "eligible designated beneficiaries" which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. Consult a tax adviser if you may be affected by these changes.

Possible Charge for the Society's Taxes

The Society currently makes no charge against the Accumulated Value for any federal, state or local taxes that may be incurred by the Society and be attributable to the Subaccounts or the Certificates. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Society determines to be properly attributable to the Subaccounts or to the Certificates.

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Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under these Certificates are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Certificate could change by legislation or otherwise.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified tax adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax. Distribution from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Definition of "Spouse." The Certificate provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise. All Certificate provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriage must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

DISTRIBUTION OF THE CERTIFICATES

We have entered into a distribution agreement with our affiliate, MWA Financial Services, Inc. ("MWAFS") for the distribution and sale of the Certificates. MWAFS may sell the Certificates through its registered representatives.

MWAFS may receive a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Certificate assets allocated to the Investment Option: American Funds IS Asset Allocation Fund—Class 2, American Funds IS Capital World Bond Fund®—Class 2, American Funds IS Growth Fund—Class 2 and American Funds IS Growth-Income Fund—Class 2; BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class; Fidelity® VIP Balanced

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Portfolio—Service Class 2, Fidelity® VIP Energy Portfolio—Service Class 2, Fidelity® VIP High Income Portfolio—Service Class 2, Fidelity® VIP Mid Cap Portfolio—Service Class 2 and Fidelity® VIP Strategic Income Portfolio—Service Class 2; and Franklin DynaTech VIP Fund—Class 2, Franklin Income VIP Fund—Class 2, Franklin Small Cap Value VIP Fund—Class 2 and Franklin Strategic Income VIP Fund—Class 2. 12b-1 class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.

We pay commissions to MWAFS for the sale of the Certificates by its registered representatives. The maximum commissions payable will be 4.3% of the premiums paid under a Certificate during the first Certificate Year and 3% of the premiums paid in the second and subsequent Certificate Years, except that an additional commission of up to 0.30% may be paid in the third and subsequent Certificate Years based upon the Accumulated Value at the end of the prior Certificate Year.

MWAFS passes through commissions it receives to its registered representatives and does not retain any override as distributor for the Certificates. However, under the distribution agreement with MWAFS, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Certificates.

Proceeds from the Surrender Charge on the Certificates are retained by us and used to defray the expenses we incur in paying for distribution-related services under the distribution agreement, such as the payment of commissions.

Because registered representatives of MWAFS are also insurance agents of the Society, they and their managers are eligible for various cash benefits such as bonuses, insurance benefits and financing arrangements and non-cash compensation programs that we may provide jointly with MWAFS. These programs include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, subject to applicable regulatory requirements. Sales of the Certificates may help registered representatives and/or their managers qualify for such benefits. In addition, MWAFS registered representatives who meet certain Society productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Certificates, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

See "DISTRIBUTION OF THE CERTIFICATES" in the Statement of Additional Information for more information concerning compensation paid for the sale of the Certificates.

Under the BrokerCheck Program, Financial Industry Regulatory Authority ("FINRA") provides certain information regarding the disciplinary history of member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA's BrokerCheck Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure is available that includes information describing FINRA BrokerCheck.

Investor concerns may be directed to MWA Financial Services, Inc. at 1701 1st Avenue, Rock Island, IL 61201 or by calling our toll-free number at 1-866-628-6776.

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LEGAL PROCEEDINGS

The Society, like other insurers, is involved in lawsuits. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Society believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of MWA Financial Services, Inc. to perform its contract with the Society or the ability of the Society to meet its obligations under the Certificate.

VOTING RIGHTS

To the extent required by law, the Society will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Society determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by each Fund.

The Society will vote Fund shares attributable to Certificates as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Certificates) in proportion to the voting instructions received with respect to all Certificates participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of Certificate Holders or contract owners determining the outcome of a vote.

ADMINISTRATIVE SERVICES AGREEMENT

The Certificates are administered by se2, LLC ("se2"), a Kansas limited liability company having its principal offices at 5801 SW 6th Avenue, Topeka, Kansas 66636-0001, pursuant to an administrative services agreement between the Society and se2. Se2 also maintains records of transactions relating to the Certificates and provides other services.

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FINANCIAL STATEMENTS

The audited statutory-basis balance sheets of the Society as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, changes in surplus and cash flow for each of the three years in the period ended December 31, 2022, and the related report of Ernst & Young LLP, Independent Auditor, are contained in the Statement of Additional Information. Likewise the audited statements of assets and liabilities of the Account as of December 31, 2022, and the related statements of operations and changes in net assets for the periods indicated thereon, as disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

The Society's statutory-basis financial statements should be considered only as bearing on the Society's ability to meet its obligations under the Certificates. They should not be considered as bearing on the investment performance of the assets held in the Account.

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APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE

The following is a list of Investment Options available under the Certificate. More information about the Investment Options is available in the prospectuses for the Investment Options, which may be amended from time and time and can be found online at https://www.modernwoodmen.org/our-products/annuities/variable-annuity-documents. You can also request this information at no cost by calling the Variable Product Administrative Center at 1-800-447-9811 or sending an email request to VPACServices@modern-woodmen.org.

The current expenses and performance information below reflects fees and expenses of the Investment Options, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Option's past performance is not necessarily an indication of future performance.
	Investment Option and		Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Current Expenses	1 Year	5 Year	10 Year
Capital growth	American Century Investments VP Capital Appreciation Fund—Class 1 Adviser: American Century Investment Management, Inc.	0.92%*	-28.11%	7.91%	10.25%
Long-term capital growth with income as a secondary objective	American Century Investments VP Mid Cap Value Fund—Class 1 Adviser: American Century Investment Management, Inc.	0.86%	-1.19%	6.76%	11.01%
Long-term capital growth	American Century Investments VP Ultra® Fund—Class 1 Adviser: American Century Investment Management, Inc.	0.76%*	-32.38%	11.10%	14.12%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series (IS) American Funds IS Asset Allocation Fund—Class 2 Adviser: Capital Research and Management Company	0.55%	-13.41%	5.33%	8.10%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. To provide growth of capital as a secondary objective	American Funds Insurance Series (IS) American Funds IS Capital Income Builder®—Class 1 Adviser: Capital Research and Management Company	0.27%*	-6.90%	4.35%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments.	American Funds Insurance Series (IS) American Funds IS Capital World Bond Fund®—Class 2 Adviser: Capital Research and Management Company	0.72%	-17.70%	-1.77%	-0.50%
Long-term growth of capital while providing current income	American Funds Insurance Series (IS) American Funds IS Capital World Growth and Income Fund®—Class 1 Adviser: Capital Research and Management Company	0.42%*	-17.13%	4.36%	8.04%
Long-term growth of capital	American Funds Insurance Series (IS) American Funds IS Global Small Capitalization Fund—Class 1 Adviser: Capital Research and Management Company	0.66%*	-29.37%	3.05%	7.10%
Growth of capital	American Funds Insurance Series (IS) American Funds IS Growth Fund—Class 2 Adviser: Capital Research and Management Company	0.59%	-29.94%	11.14%	13.64%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term growth of capital and income	American Funds Insurance Series (IS) American Funds IS Growth-Income Fund—Class 2 Adviser: Capital Research and Management Company	0.53%	-16.50%	7.83%	11.54%
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series (IS) American Funds IS Managed Risk Growth Fund—Class P1(1) Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management LLC	0.69%*	-24.62%	6.61%	N/A
Long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series (IS) American Funds IS Managed Risk Growth-Income Fund—Class P1(1) Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management LLC	0.62%*	-16.74%	4.32%	N/A
Long-term capital appreciation	American Funds Insurance Series (IS) American Funds IS New World Fund®—Class 1 Adviser: Capital Research and Management Company	0.57%*	-21.86%	2.58%	4.53%
Provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series (IS) American Funds IS The Bond Fund of America®—Class 1 Adviser: Capital Research and Management Company	0.21%*	-12.26%	1.02%	1.62%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital appreciation	BNY Mellon BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management Limited	0.93%	-23.06%	9.06%	11.08%
Long-term capital growth consistent with preservation of capital with current income as a secondary goal	BNY Mellon BNY Mellon Variable Investment Fund: Appreciation Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC (Sarofim & Co.)	0.83%	-18.06%	10.31%	11.10%
Long-term capital growth, current income and growth of income consistent with reasonable investment risk	BNY Mellon BNY Mellon Variable Investment Fund: Growth and Income Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.70%*	-14.81%	10.42%	12.71%
Capital growth	BNY Mellon BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.82%	-16.62%	2.79%	9.46%
Investment results that correspond to investment performance of U.S. common stocks, as represented by NASDAQ-100® Index	Calvert Variable Products Calvert VP NASDAQ-100 Index Portfolio—Class 1 Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.48%*	-32.64%	11.83%	15.82%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Investment results that correspond to investment performance of U.S. common stocks, as represented by Russell 2000® Index	Calvert Variable Products Calvert VP Russell 2000 Small Cap Index Portfolio—Class 1 Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.40%*	-20.52%	3.87%	8.57%
Investment results that correspond to total return performance of U.S. common stocks, as represented by S&P MidCap 400® Index	Calvert Variable Products Calvert VP S&P MidCap 400 Index Portfolio—Class 1 Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.33%*	-13.33%	6.39%	10.37%
Current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Fund Federated Hermes Government Money Fund II(2)—Service Share Class Adviser: Federated Investment Management Company	0.63%*	1.16%	0.85%	0.46%
High current income and moderate capital appreciation	Federated Hermes Insurance Series Fund Federated Hermes Managed Volatility Fund II—Primary Shares Adviser: Federated Global Investment Management Corp. ("Fed Global"), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)	0.97%*	-13.75%	2.56%	5.38%
Current income	Federated Hermes Insurance Series Fund Federated Hermes Quality Bond Fund II—Primary Shares Adviser: Federated Investment Management Company	0.74%*	-9.28%	1.02%	1.75%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.72%	-18.19%	6.93%	8.63%
Long-term capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.60%	-26.31%	8.66%	11.43%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.89%	62.87%	6.94%	4.54%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
	Fidelity® Variable Insurance Products Funds
High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond	Fidelity® VIP Freedom 2015 PortfolioSM—Initial Class	0.44%	-14.60%	3.29%	5.52%
	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	0.48%	-15.69%	3.73%	6.07%
	Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	0.51%	-16.43%	4.12%	6.78%
	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	0.54%	-16.87%	4.61%	7.49%
	Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	0.59%	-17.69%	5.38%	8.39%
	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	0.63%	-18.22%	5.89%	8.71%
	Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	0.63%	-18.21%	5.89%	8.78%
	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	0.63%	-18.22%	5.89%	8.80%
	Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	0.63%	-18.26%	N/A	N/A
	Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	0.63%	-18.19%	N/A	N/A
	Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	0.63%	-18.22%	N/A	N/A
	Adviser: Fidelity® Management & Research Company LLC (FMR)
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.61%	-24.46%	12.42%	14.81%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High total return through a combination of current income and capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.52%	-4.95%	8.85%	11.58%
High level of current income, while also considering growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.97%	-11.67%	0.86%	2.71%
Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® Variable Insurance Products Funds Fidelity® VIP Index 500 Portfolio— Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: Geode Capital Management, LLC (Geode)	0.10%	-18.21%	9.30%	12.45%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.86%	-14.97%	5.68%	9.69%
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), FIL Investment Advisors (UK) Limited (FIA (UK)), and FIL Investments (Japan) Limited (FIJ)	0.77%	-24.48%	2.61%	5.74%
Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.64%	-27.51%	1.70%	5.11%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High level of current income and may also seek capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Strategic Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), FIL Investment Advisors (UK) Limited (FIA (UK)), and FIL Investments (Japan) Limited (FIJ)	0.92%	-11.52%	1.09%	2.20%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Technology Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.63%	-35.86%	13.65%	17.08%
Capital appreciation	Franklin Templeton Variable Insurance Products Trust Franklin DynaTech VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.96%*	-39.96%	6.45%	9.88%
Maximize income while maintaining prospects for capital appreciation	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital appreciation with preservation of capital as an important consideration	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.65%*	-10.34%	10.31%	12.14%
Long-term total return	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund—Class 2 Adviser: Franklin Mutual Advisers, LLC	0.91%*	-10.06%	5.48%	9.09%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust Franklin Small-Mid Cap Growth VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.84%*	-33.52%	7.34%	10.18%
High level of current income with capital appreciation over the long term as a secondary goal	Franklin Templeton Variable Insurance Products Trust Franklin Strategic Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	1.06%*	-10.75%	-0.07%	1.30%
Capital appreciation with secondary goal of achieving current income by investing primarily in equity securities	Lincoln Variable Insurance Products Trust LVIP JPMorgan Mid Cap Value Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.73%	-8.16%	6.00%	9.98%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Capital growth over the long term	Lincoln Variable Insurance Products Trust LVIP JPMorgan Small Cap Core Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.76%	-19.35%	4.07%	9.59%
Long-term capital growth by investing primarily in the common stocks of growth companies	T. Rowe Price Equity Series, Inc. All-Cap Opportunities Portfolio Adviser: T. Rowe Price Associates, Inc.	0.80%*	-21.51%	13.32%	15.35%
High level of dividend income and long-term capital growth primarily through investments in stocks	T. Rowe Price Equity Series, Inc. Equity Income Portfolio Adviser: T. Rowe Price Associates, Inc.	0.74%*	-3.34%	7.03%	9.68%
Long-term capital appreciation	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio Adviser: T. Rowe Price Associates, Inc.	0.94%*	-12.47%	10.84%	15.64%
Long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth	T. Rowe Price Equity Series, Inc. Mid-Cap Growth Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.84%*	-22.58%	7.20%	11.95%
Highest total return over time consistent with an emphasis on both capital appreciation and income	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited, T. Rowe Price Investment Management, Inc. and T. Rowe Price International Ltd.	0.85%*	-18.31%	3.21%	6.14%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2022)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies	T. Rowe Price International Series, Inc. International Stock Portfolio Adviser: T. Rowe Price Associates, Inc.	0.95%*	-15.81%	1.37%	4.55%

*  These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

(1)  The Investment Option includes a volatility management strategy as part of the Investment Option's investment objective and/or principal investment strategy. See "Volatility Management Strategies" contained herein.

(2)  You could lose money by investing in the Federated Hermes Government Money Fund II. Although the Federated Hermes Government Money Fund II seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Federated Hermes Government Money Fund II is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Federated Hermes Government Money Fund II's sponsor has no legal obligation to provide financial support to the Federated Hermes Government Money Fund II, and you should not expect that the sponsor will provide financial support to the Federated Hermes Government Money Fund II at any time. The yield of the Fund may become very low during periods of low interest rates. After deduction of Separate Account Annual Expenses, the yield of the Subaccount that invests in the Fund could be negative. If the yield of the Subaccount becomes negative, Accumulated Value invested in the Subaccount may decline.

APPENDIX B

Calculating Variable Annuity Payments

The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental contract issued in consideration of proceeds from a Non-Qualified Certificate. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a hypothetical supplemental contract issued for proceeds from a hypothetical Certificate.

What the Chart Illustrates. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental contract issued in consideration of proceeds from a hypothetical Non-Qualified Certificate assuming a different hypothetical rate of return for a single Subaccount supporting the supplemental contract. The chart assumes that the first monthly payment in the initial year shown is $1,000.

Hypothetical Rates of Return. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.54%, 7.08%, 9.54% and 12.00%. Net of all expenses, these constant returns are: -2.08%, 1.46%, 5.00%, 7.46% and 9.92%. The first variable annuity payment for each year reflects the 5% assumed interest rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.68% of their average daily net assets. The mortality and expense risk charge is assumed to be at an annual rate of 1.40% of the illustrated Subaccount's average daily net assets.

The first monthly variable annuity payments depicted in the chart are based on hypothetical supplemental contracts and hypothetical investment results and are not projections or indications of future results. The Society does not guarantee or even suggest that any Subaccount, Certificate or supplemental contract issued by it would generate these or similar monthly payments for any period of time. The chart is for illustration purposes only and does not represent future variable annuity payments or future investment returns. The first variable annuity payment in each year under an actual supplemental contract issued in connection with an actual Certificate will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Certificate Holder are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the settlement option selected and the life of the payee. See the Prospectus section titled "SETTLEMENT OPTIONS—Election of Settlement Options and Annuity Payments."

Assumptions on Which the Hypothetical Supplemental Contract and Certificate are Based. The chart reflects a hypothetical supplemental contract and Certificate. These, in turn, are based on the following assumptions:

●  The hypothetical Certificate is a Non-Qualified Certificate

●  The supplemental contract is issued in consideration of proceeds from the hypothetical Certificate

●  The proceeds applied under the supplemental contract represent the entire Net Accumulated Value of the Certificate and are allocated to a single Subaccount

●  The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.54%, 7.08%, 9.54% and 12.00%

●  Assumed interest rate is 5% per year

●  The payee elects to receive monthly variable annuity payments

●  The proceeds applied to the purchase of annuity units as of the effective date of the supplemental contract under the annuity settlement option selected result in an initial variable annuity payment of $1,000

For a discussion of how a Certificate Holder or payee may elect to receive monthly, quarterly, semiannual or annual variable annuity payments, see "SETTLEMENT OPTIONS."

Assumed Interest Rate. Among the most important factors that determine the amount of each variable annuity payment is the assumed interest rate. Under supplemental contracts available as of the date of this Prospectus, the assumed interest rate is 5%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the assumed interest rate, and will decrease if the annualized net rate of return over the same period is less than the assumed interest rate. The assumed interest rate is an important component of the annuity unit value. For a detailed discussion of the assumed interest rate and annuity unit value, see "SETTLEMENT OPTIONS."

The $1,000 Initial Monthly Variable Annuity Payment. The hypothetical supplemental contract has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual supplemental contract will depend upon:

●  the amount of proceeds applied

●  the annuity settlement option selected

●  the settlement option rates in the supplemental contract on the effective date

●  the assumed interest rate under the supplemental contract on the effective date

●  the age of the payee

●  in most cases, the sex of the payee

For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual supplemental contract, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual supplemental contract by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the supplemental contract for the settlement option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "SETTLEMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 5% net assumed interest rate.

Initial Monthly Payments for Each Year Shown,
Assuming a Constant Rate of Return under Alternative Investment Scenarios

Contract Year	0.00% Gross -2.08% Net	3.54% Gross 1.46% Net	7.08% Gross 5.00% Net	9.54% Gross 7.46% Net	12.00% Gross 9.92% Net
1	$1,000	$1,000	$1,000	$1,000	$1,000
2	933	966	1,000	1,023	1,047
3	870	934	1,000	1,047	1,096
4	811	902	1,000	1,072	1,147
5	756	872	1,000	1,097	1,201
6	705	842	1,000	1,123	1,257
7	658	814	1,000	1,149	1,316
8	613	787	1,000	1,176	1,378
9	572	760	1,000	1,204	1,442
10	534	734	1,000	1,232	1,510
11	498	710	1,000	1,261	1,581
12	464	686	1,000	1,290	1,655
13	433	663	1,000	1,320	1,732
14	404	640	1,000	1,351	1,814
15	376	619	1,000	1,383	1,899
16	351	598	1,000	1,415	1,988
17	327	578	1,000	1,449	2,081
18	305	558	1,000	1,482	2,178
19	285	539	1,000	1,517	2,280
20	265	521	1,000	1,553	2,387
21	248	504	1,000	1,589	2,499
22	231	487	1,000	1,626	2,616
23	215	470	1,000	1,664	2,739
24	201	454	1,000	1,703	2,867
25	187	439	1,000	1,743	3,001

(This page has been left blank intentionally.)

You may find additional information about your Certificate and the Account in the Statement of Additional Information (SAI), dated the same as this Prospectus. To obtain a free copy of this SAI, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference, which means that it is legally a part of this Prospectus.

The SEC maintains a website (http://www.sec.gov) that contains the reports and other information about the Society. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

[EDGAR Contract Identifier: C000020022]

STATEMENT OF ADDITIONAL INFORMATION

MODERN WOODMEN OF AMERICA

Variable Product Administrative Center:

PO Box 2005

Rock Island, Illinois 61201

1-800-447-9811

MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CERTIFICATE

This Statement of Additional Information (“SAI”) contains additional information to the Prospectus for the flexible premium deferred variable annuity certificate (the “Certificate”) offered by Modern Woodmen of America (the “Society”). Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus.

This is not a prospectus. You may obtain a copy of the Prospectus dated May 1, 2023 by writing or calling our Administrative Center at the address or phone number shown above.

This SAI does not incorporate by reference any information.

May 1, 2023

GENERAL INFORMATION AND HISTORY

Modern Woodmen of America (the “Society”) was incorporated on May 5, 1884 as a fraternal benefit society in the State of Illinois and is principally engaged in the offering of life insurance and annuity certificates to its members. We are admitted to conduct variable annuity business in 45 states: Alabama, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming. The Society's principal business address is 1701 1st Avenue, Rock Island, Illinois 61201.

On March 30, 2001, we established the Modern Woodmen of America Variable Annuity Account (the “Account”) pursuant to the laws of the State of Illinois. The Account receives and invests premiums paid to it under the Certificate and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

ADDITIONAL CERTIFICATE PROVISIONS

The Certificate

The Certificate includes the basic Certificate, the application, any endorsement or additional benefit riders, all other attached papers and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Certificate unless it is contained in the application.

Incontestability

We will not contest the Certificate from its Issue Date.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

CALCULATION OF YIELDS AND TOTAL RETURNS

The Society may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC, or be accompanied by performance data computed in such manner.

Money Market Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Certificate with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

-	net income from the Investment Option attributable to the hypothetical account, and

-	charges and deductions imposed under the Certificate attributable to the hypothetical account.

The charges and deductions include per unit charges for the hypothetical account for:

-	the annual administrative charge and

1

-	the mortality and expense risk charge.

For purposes of calculating current yields for a Certificate, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Certificate Year. Current yields and effective yields will be calculated according to the SEC prescribed formulas set forth below:

Current Yield = ((NCS – ES)/UV) X (365/7)

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS – ES)/UV)) 365/7 – 1

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

The yield for the Money Market Subaccount will be lower than the yield for the Investment Option due to the charges and deductions imposed under the Certificate.

The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and should not act as an indication or representation of future yields or rates of return.

The actual yield is affected by:

-	changes in interest rates on money market securities,

-	the average portfolio maturity of the Money Market Investment Option,

-	the quality of portfolio securities held by this Investment Option, and

-	the operating expenses of the Money Market Investment Option.

Yields may also be presented for other periods of time.

Other Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Certificate for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

2

The yield is calculated according to the SEC prescribed formula set forth below:

Yield	=	2 X ((((NI – ES)/(U X UV)) + 1)[6] – 1)

Where:

NI	=	net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

ES	=	expenses of the Subaccount for the 30-day or one-month period.

U	=	the average daily number of accumulation units outstanding during the period.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.

The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Certificate.

The yield for each Subaccount normally will fluctuate over time and should not act as an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

The surrender charge is not considered in the yield calculation.

Average Annual Total Returns

Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten- year periods. Average annual total returns may also be disclosed for other periods of time.

Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Certificate charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Certificate value is used. The calculation also assumes surrender of the Certificate at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:

TR	=	(ERV/P)1/N – 1

Where:

TR	=	the average annual total return net of subaccount recurring charges.

ERV	=	the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

Investment Option Performance.    Each Subaccount may also advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Certificate.

The actual Subaccount total return information and the Investment Option total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For Investment Option total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

3

Other Total Returns

Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR	=	(ERV/P) – 1

Where:

CTR	=	The cumulative total return net of Subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.

Effect of the Administrative Charge on Performance Data

We apply an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all certificates in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CERTIFICATES

MWA Financial Services, Inc. (“MWAFS”) is responsible for distributing the Certificates pursuant to a distribution agreement with us. MWAFS serves as principal underwriter for the Certificates. MWAFS, an Illinois corporation organized in 2001 and a wholly-owned subsidiary of the Society, is located at 1701 1st Avenue, Rock Island, Illinois.

MWAFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA.

We offer the Certificates to the public on a continuous basis. We anticipate continuing to offer the Certificates, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Certificate. Commissions paid on the Certificate, including other incentives or payments, are not charged directly to the Certificate Holders or the Account.

MWAFS will sell the Certificate through its registered representatives, who must be licensed as insurance agents and appointed by the Society.

MWAFS received sales compensation with respect to the Certificates in the following amounts during the periods indicated.

Fiscal year	Aggregate Amount of Commissions Paid to MWAFS*	Aggregate Amount of Commissions Retained by MWAFS After Payments to its Registered Representatives
2022	$10,982,102	$1,014,231
2021	$12,612,543	$1,135,561
2020	$10,160,802	$1,031,912

* Includes sales compensation paid to sales representatives of MWAFS.

MWAFS passes through commissions it receives and does not retain any override as distributor for the Certificates. However, under the distribution agreement with MWAFS, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Certificates.

4

ADMINISTRATIVE SERVICES AGREEMENT

The Certificates are administered by se2, LLC (“se2”), a Kansas limited liability company having its principal offices at 5801 SW 6th Avenue, Topeka, Kansas 66636-0001, pursuant to an administrative services agreement between the Society and se2. Se2 also maintains records of transactions relating to the Certificates and provides other services. Se2, LLC (“se2”) billed the Society $753,731, $804,225, and $883,817 for services performed in 2022, 2021, and 2020, respectively. The Society compensates se2 based on the number of Certificates for which se2 provides administrative services and reimburses se2 for certain administrative expenses.

LEGAL MATTERS

All matters relating to Illinois law pertaining to the Certificates, including the validity of the Certificates and the Society’s authority to issue the Certificates, have been passed upon by Lester L. Bohnert, Esquire, General Counsel and Director of the Society. Eversheds Sutherland (US) LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The Society’s statutory-basis balance sheets as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, changes in surplus and cash flow for each of the three years in the period ended December 31, 2022, appearing herein, have been audited by Ernst & Young LLP, Independent Auditor, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309 as set forth in their report thereon appearing elsewhere herein, and have been included in reliance on their report given on their authority as experts in accounting and auditing.

The Account’s statements of assets and liabilities as of December 31, 2022, and the related statements of operations and changes in net assets for the periods indicated thereon, as disclosed in the financial statements, appearing herein, have also been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and have been included in reliance on their report given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Certificate discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Certificate and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The Society’s statutory-basis financial statements included in this Statement of Additional Information should be considered only as bearing on the Society’s ability to meet its obligations under the Certificates. They should not be considered as bearing on the investment performance of the assets held in the Account.

5

Modern Woodmen
FRATERNAL FINANCIAL

Touching lives. Securing futures.®

Financial Statements

Modern Woodmen of America Variable Annuity Account
Years Ended December 31, 2022 and 2021
With Reports of Independent Registered Public
Accounting Firm

Modern Woodmen of America Variable Annuity Account

Financial Statements

Years Ended December 31, 2022 and 2021

Ernst & Young LLP Suite 3100 801 Grand Avenue Des Moines, IA 50309-2764	Tel: +1 515 243 2727 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Modern Woodmen of America and
Contract Owners of Modern Woodmen of America Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise the Modern Woodmen of America Variable Annuity Account (“Variable Account” or “Account”), as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the periods listed in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the each of the periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Account’s auditor since 2001.

April 20, 2023

A member firm of Ernst & Young Global Limited

APPENDIX

Subaccounts comprising Modern Woodmen of America Separate Account

Subaccounts

Capital Appreciation	Freedom 2030
Mid Cap Value	Freedom 2035
Ultra	Freedom 2040
Asset Allocation	Freedom 2045
Capital Income Builder	Freedom 2050
Capital World Bond	Freedom 2055
Capital World Growth and Income	Freedom 2060
Global Small Capitalization	Freedom 2065
Growth	Growth
Growth-Income	Growth & Income
Managed Risk Growth	High Income
Managed Risk Growth-Income	Index 500
New World	Mid-Cap
The Bond Fund of America	Overseas
Appreciation	Real Estate
Growth and Income	Strategic Income
International Equity	Technology
Opportunistic Small Cap	DynaTech
Sustainable U.S. Equity	Income
NASDAQ 100 Index	Rising Dividends
Russell 2000 Small Cap Index	Small Cap Value
S&P MidCap 400 Index	Small-Mid Cap Growth
Quality Bond	Strategic Income
Government Money	Mid Cap Value
Managed Volatility	Small Cap Core
Balanced	Equity Income
Contrafund	Health Sciences
Energy	Mid-Cap Growth
Freedom 2015	Moderate Allocation
Freedom 2020	All-Cap Growth
Freedom 2025	International Stock

2

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

	American Century Investments*			American Funds Insurance Series*

	Capital Appreciation Subaccount	Mid Cap Value Subaccount	Ultra Subaccount	Asset Allocation Subaccount	Capital Income Builder Subaccount	Capital World Bond Subaccount	Capital World Growth & Inc Subaccount	Global Small Capitalization Subaccount	Growth Subaccount	Growth-Income Subaccount
Assets
Investments in shares of mutual funds, at market	$15,268,696	$13,345,455	$14,870,990	$2,625,043	$10,323,523	$5,758,163	$21,016,093	$11,449,122	$54,519,241	$36,153,150
Total assets	15,268,696	13,345,455	14,870,990	2,625,043	10,323,523	5,758,163	21,016,093	11,449,122	54,519,241	36,153,150

Liabilities	–	–	–	–	–	–	–	–	–	–
Net assets	$15,268,696	$13,345,455	$14,870,990	$2,625,043	$10,323,523	$5,758,163	$21,016,093	$11,449,122	$54,519,241	$36,153,150

Net assets
Accumulation units	$15,268,696	$13,345,455	$14,870,990	$2,625,043	$10,323,523	$5,758,163	$21,016,093	$11,449,122	$54,519,241	$36,153,150
Contracts in annuitization period	–	–	–	–	–	–	–	–	–	–
Total net assets	$15,268,696	$13,345,455	$14,870,990	$2,625,043	$10,323,523	$5,758,163	$21,016,093	$11,449,122	$54,519,241	$36,153,150

Investments in shares of mutual funds, at cost	$19,257,930	$13,216,042	$17,190,688	$3,136,876	$10,018,315	$7,179,929	$26,303,889	$16,607,081	$65,745,115	$37,163,270
Shares of mutual funds owned	1,293,957.27	630,990.79	768,924.01	119,810.28	939,356.02	609,329.40	1,800,864.84	705,864.51	723,066.85	730,957.33

Accumulation units outstanding	424,990.37	390,014.84	373,214.83	280,117.32	830,092.36	665,269.15	1,491,604.36	910,376.31	2,541,576.29	2,082,749.60
Accumulation unit value	$35.93	$34.22	$39.85	$9.37	$12.44	$8.66	$14.09	$12.58	$21.45	$17.36

Annuitized units outstanding	–	–	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

3

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2022

	American Funds Insurance Series*				BNY Mellon Variable Investment Fund*			BNY Mellon Sustainable U.S. Equity Portfolio, Inc.*

	Managed Risk Growth Subaccount	Managed Risk Growth-Income Subaccount	New World Subaccount	The Bond Fund of America Subaccount	Appreciation Subaccount	Growth and Income Subaccount	Opportunistic Small Cap Subaccount	Sustainable U.S. Equity Subaccount
Assets
Investments in shares of mutual funds, at market	$4,923,046	$4,388,061	$8,680,583	$11,518,468	$6,771,119	$5,842,822	$21,616,947	$3,562,040
Total assets	4,923,046	4,388,061	8,680,583	11,518,468	6,771,119	5,842,822	21,616,947	3,562,040

Liabilities	–	–	–	–	–	–	–	–
Net assets	$4,923,046	$4,388,061	$8,680,583	$11,518,468	$6,771,119	$5,842,822	$21,616,947	$3,562,040

Net assets
Accumulation units	$4,923,046	$4,388,061	$8,680,583	$11,518,468	$6,771,119	$5,842,822	$21,616,947	$3,562,040
Contracts in annuitization period	–	–	–	–	–	–	–	–
Total net assets	$4,923,046	$4,388,061	$8,680,583	$11,518,468	$6,771,119	$5,842,822	$21,616,947	$3,562,040

Investments in shares of mutual funds, at cost	$6,175,591	$4,738,860	$10,274,350	$12,914,423	$8,138,899	$6,347,443	$25,601,046	$3,293,190
Shares of mutual funds owned	432,985.57	350,764.30	389,263.80	1,224,066.75	212,061.35	202,383.87	548,792.77	86,879.04

Accumulation units outstanding	314,790.11	324,479.00	677,858.47	1,328,436.51	160,199.69	160,506.86	915,697.89	92,508.33
Accumulation unit value	$15.64	$13.52	$12.81	$8.67	$42.27	$36.40	$23.61	$38.51

Annuitized units outstanding	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

4

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2022

	Calvert Variable Products, Inc.*			Federated Hermes Insurance Series Fund*
	NASDAQ 100 Index Subaccount	Russell 2000 Small Cap Index Subaccount	S&P MidCap 400 Index Subaccount	Government Money Subaccount	Managed Volatility Subaccount	Quality Bond Subaccount
Assets
Investments in shares of mutual funds, at market	$64,861,751	$30,800,645	$24,087,453	$8,816,604	$12,879,573	$27,072,889
Total assets	64,861,751	30,800,645	24,087,453	8,816,604	12,879,573	27,072,889

Liabilities	–	–	–	–	–	–
Net assets	$64,861,751	$30,800,645	$24,087,453	$8,816,604	$12,879,573	$27,072,889

Net assets
Accumulation units	$64,847,311	$30,797,957	$24,087,453	$8,816,604	$12,879,573	$27,072,889
Contracts in annuitization period	14,440	2,688	–	–	–	–
Total net assets	$64,861,751	$30,800,645	$24,087,453	$8,816,604	$12,879,573	$27,072,889

Investments in shares of mutual funds, at cost	$60,497,784	$35,649,328	$24,942,986	$8,816,604	$15,511,613	$30,555,405
Shares of mutual funds owned	697,288.23	445,869.21	220,864.23	8,816,603.91	1,522,408.19	2,759,723.64

Accumulation units outstanding	923,362.72	899,420.62	530,870.33	960,639.31	484,298.29	2,468,360.51
Accumulation unit value	$70.23	$34.24	$45.37	$9.18	$26.59	$10.97

Annuitized units outstanding	207.06	78.97	–	–	–	–
Annuitized unit value	$70.23	$34.24	$–	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

5

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2022

	Fidelity® Variable Insurance Products Funds*

	Balanced Subaccount	Contrafund Subaccount	Energy Subaccount	Freedom 2015 Subaccount	Freedom 2020 Subaccount	Freedom 2025 Subaccount	Freedom 2030 Subaccount	Freedom 2035 Subaccount	Freedom 2040 Subaccount	Freedom 2045 Subaccount
Assets
Investments in shares of mutual funds, at market	$3,131,272	$66,925,819	$13,772,817	$1,466,973	$7,168,330	$11,076,316	$22,086,716	$11,476,305	$5,709,611	$3,970,002
Total assets	3,131,272	66,925,819	13,772,817	1,466,973	7,168,330	11,076,316	22,086,716	11,476,305	5,709,611	3,970,002

Liabilities	–	–	–	–	–	–	–	–	–	–
Net assets	$3,131,272	$66,925,819	$13,772,817	$1,466,973	$7,168,330	$11,076,316	$22,086,716	$11,476,305	$5,709,611	$3,970,002

Net assets
Accumulation units	$3,131,272	$66,925,819	$13,772,817	$1,466,973	$7,168,330	$11,035,479	$22,086,716	$11,476,305	$5,709,611	$3,970,002
Contracts in annuitization period	–	–	–	–	–	40,837	–	–	–	–
Total net assets	$3,131,272	$66,925,819	$13,772,817	$1,466,973	$7,168,330	$11,076,316	$22,086,716	$11,476,305	$5,709,611	$3,970,002

Investments in shares of mutual funds, at cost	$3,598,896	$67,791,300	$10,214,773	$1,737,094	$8,495,080	$12,314,854	$23,880,000	$12,403,854	$6,070,701	$4,287,248
Shares of mutual funds owned	167,090.27	1,766,785.08	550,252.37	133,970.14	620,097.75	806,723.67	1,609,818.93	505,341.49	264,701.48	182,528.84

Accumulation units outstanding	346,813.36	1,452,821.58	1,156,800.37	79,779.12	365,952.07	523,434.57	1,017,707.03	787,441.14	381,853.19	265,573.37
Accumulation unit value	$9.03	$46.07	$11.91	$18.39	$19.59	$21.08	$21.70	$14.57	$14.95	$14.95

Annuitized units outstanding	–	–	–	–	–	1,931.62	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$21.08	$–	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

6

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2022

	Fidelity® Variable Insurance Products Funds*

	Freedom 2050 Subaccount	Freedom 2055 Subaccount	Freedom 2060 Subaccount	Freedom 2065 Subaccount	Growth Subaccount	Growth & Income Subaccount	High Income Subaccount	Index 500 Subaccount	Mid Cap Subaccount	Overseas Subaccount
Assets
Investments in shares of mutual funds, at market	$5,827,133	$232,908	$69,914	$136,591	$32,518,191	$13,395,322	$27,560,555	$72,350,640	$25,308,472	$9,413,519
Total assets	5,827,133	232,908	69,914	136,591	32,518,191	13,395,322	27,560,555	72,350,640	25,308,472	9,413,519

Liabilities	–	–	–	–	–	–	–	–	–	–
Net assets	$5,827,133	$232,908	$69,914	$136,591	$32,518,191	$13,395,322	$27,560,555	$72,350,640	$25,308,472	$9,413,519

Net assets
Accumulation units	$5,827,133	$232,908	$69,914	$136,591	$32,518,191	$13,395,322	$27,550,035	$72,350,640	$25,308,472	$9,413,519
Contracts in annuitization period	–	–	–	–	–	–	10,520	–	–	–
Total net assets	$5,827,133	$232,908	$69,914	$136,591	$32,518,191	$13,395,322	$27,560,555	$72,350,640	$25,308,472	$9,413,519

Investments in shares of mutual funds, at cost	$6,252,244	$245,583	$76,836	$149,872	$37,297,172	$12,321,478	$33,287,166	$56,172,721	$27,122,430	$9,569,552
Shares of mutual funds owned	296,697.21	21,289.59	6,461.55	12,825.47	454,736.27	557,673.70	6,546,450.04	193,048.30	811,168.96	433,802.74

Accumulation units outstanding	389,882.36	26,157.98	7,843.80	15,325.60	563,451.62	361,413.54	1,100,685.80	1,828,286.77	535,368.88	348,850.86
Accumulation unit value	$14.95	$8.90	$8.91	$8.91	$57.71	$37.06	$25.03	$39.57	$47.27	$26.98

Annuitized units outstanding	–	–	–	–	–	–	418.36	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$25.03	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

7

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2022

	Fidelity® Variable Insurance Products Funds*			Franklin Templeton Variable Insurance Products Trust*

	Real Estate Subaccount	Strategic Income Subaccount	Technology Subaccount	DynaTech Fund Subaccount	Income Fund Subaccount	Rising Dividends Subaccount	Small Cap Value Fund Subaccount	Small-Mid Cap Growth Subaccount	Strategic Income Subaccount
Assets
Investments in shares of mutual funds, at market	$15,768,948	$1,146,196	$2,351,940	$5,491,952	$6,855,924	$7,972,592	$1,738,627	$1,253,229	$1,268,529
Total assets	15,768,948	1,146,196	2,351,940	5,491,952	6,855,924	7,972,592	1,738,627	1,253,229	1,268,529

Liabilities	–	–	–
Net assets	$15,768,948	$1,146,196	$2,351,940	$5,491,952	$6,855,924	$7,972,592	$1,738,627	$1,253,229	$1,268,529

Net assets
Accumulation units	$15,763,003	$1,146,196	$2,351,940	$5,491,952	$6,855,924	$7,972,592	$1,738,627	$1,253,229	$1,268,529
Contracts in annuitization period	5,945	–	–	$-	$-	$-	$-	$-	$-
Total net assets	$15,768,948	$1,146,196	$2,351,940	$5,491,952	$6,855,924	$7,972,592	$1,738,627	$1,253,229	$1,268,529

Investments in shares of mutual funds, at cost	$18,085,457	$1,318,380	$3,285,349	$10,037,605	$7,314,730	$8,855,143	$2,083,128	$1,827,859	$1,412,955
Shares of mutual funds owned	953,382.56	115,777.41	112,318.06	1,849,142.01	465,439.53	282,916.69	138,757.11	93,385.17	145,306.90

Accumulation units outstanding	1,071,780.22	129,299.98	302,195.74	836,879.25	666,612.91	728,543.36	184,077.17	186,288.97	143,096.50
Accumulation unit value	$14.71	$8.86	$7.78	$6.56	$10.28	$10.94	$9.45	$6.73	$8.86

Annuitized units outstanding	404.05	–	–	–	–	–	–	–	–
Annuitized unit value	$14.71	$–	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

8

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2022

	JP Morgan Insurance Trust*		T. Rowe Price Equity Series, Inc.*					T. Rowe Price International Series, Inc.*

	Mid Cap Value Subaccount	Small Cap Core Subaccount	All-Cap Opportunities Subaccount	Equity Income Subaccount	Health Sciences Subaccount	Mid-Cap Growth Subaccount	Moderate Allocation Portfolio Subaccount	International Stock Subaccount
Assets
Investments in shares of mutual funds, at market	$24,285,095	$27,722,074	$54,429,803	$18,347,709	$38,261,925	$82,505,259	$36,313,469	$8,646,799
Total assets	24,285,095	27,722,074	54,429,803	18,347,709	38,261,925	82,505,259	36,313,469	8,646,799

Liabilities	–	–	–	–	–	–	–	–
Net assets	$24,285,095	$27,722,074	$54,429,803	$18,347,709	$38,261,925	$82,505,259	$36,313,469	$8,646,799

Net assets
Accumulation units	$24,285,095	$27,722,074	$54,429,803	$18,347,709	$38,261,925	$82,505,259	$36,313,469	$8,646,799
Contracts in annuitization period	–	–	–	–	–	–	–	–
Total net assets	$24,285,095	$27,722,074	$54,429,803	$18,347,709	$38,261,925	$82,505,259	$36,313,469	$8,646,799

Investments in shares of mutual funds, at cost	$25,492,724	$33,260,659	$64,828,741	$18,408,970	$34,108,377	$93,340,893	$42,937,199	$10,217,552
Shares of mutual funds owned	2,328,388.81	1,543,545.33	1,899,155.73	679,293.19	686,435.69	3,191,692.80	2,038,937.04	663,098.06

Accumulation units outstanding	495,008.10	618,426.14	764,368.73	576,993.91	2,224,607.25	1,142,533.73	1,334,830.94	422,276.87
Accumulation unit value	$49.06	$44.83	$71.21	$31.80	$17.20	$72.21	$27.20	$20.48

Annuitized units outstanding	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

9

Modern Woodmen of America Variable Annuity Account

Statements of Operations

Year Ended December 31, 2022

	American Century Investments*			American Funds Insurance Series*
	Capital Appreciaton Subaccount	Mid Cap Value Subaccount	Ultra Subaccount	Asset Allocation Subaccount	Capital Income Builder Subaccount	Capital World Bond Subaccount	Capital World Growth & Income Subaccount	Global Small Capitalization Subaccount	Growth Subaccount
Income:
Dividends	$392,112	$668,958	$1,927	$67,552	$330,843	$14,972	$1,224,397	$581,777	$1,124,003
Expenses:
Mortality and expense risk	(234,683)	(182,557)	(240,742)	(31,021)	(151,457)	(85,497)	(302,056)	(172,502)	(829,669)
Net investment income (loss)	157,429	486,401	(238,815)	36,531	179,386	(70,525)	922,341	409,275	294,334

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(322,439)	33,819	290,282	(50,840)	189,593	(167,959)	(282,637)	(214,403)	768,600
Realized gain distributions	2,017,842	1,343,900	1,843,218	221,144	–	98,684	4,155,585	3,489,511	7,711,436
Total realized gain (loss) on investments	1,695,403	1,377,719	2,133,500	170,304	189,593	(69,275)	3,872,948	3,275,108	8,480,036

Change in unrealized appreciation/depreciation of investments	(8,562,579)	(2,235,715)	(9,448,376)	(542,839)	(1,383,864)	(1,226,089)	(9,556,423)	(8,675,883)	(32,386,359)
Net increase (decrease) in net assets from operations	$(6,709,746)	$(371,595)	$(7,553,691)	$(336,004)	$(1,014,885)	$(1,365,889)	$(4,761,134)	$(4,991,500)	$(23,611,989)

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

10

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2022

	American Funds Insurance Series*					Calvert Variable Products, Inc.*
	Growth- Income Subaccount	Managed Risk Growth Subaccount	Managed Risk Growth-Income Subaccount	New World Subaccount	The Bond Fund of America Subaccount	NASDAQ 100 Index Subaccount	Russell 2000 Small Cap Index Subaccount	S&P MidCap 400 Index Subaccount
Income:
Dividends	$988,617	$87,858	$103,599	$310,725	$371,308	$561,269	$652,185	$678,722
Expenses:
Mortality and expense risk	(516,754)	(76,695)	(64,550)	(127,670)	(118,272)	(1,074,185)	(456,834)	(334,839)
Net investment income (loss)	471,863	11,163	39,049	183,055	253,036	(512,916)	195,351	343,883

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	610,056	49,459	27,076	(56,789)	(197,740)	4,231,686	120,804	410,520
Realized gain distributions	3,162,736	920,904	106,525	655,063	67,600	3,199,209	3,057,873	2,162,487
Total realized gain (loss) on investments	3,772,792	970,363	133,601	598,274	(130,140)	7,430,895	3,178,677	2,573,007

Change in unrealized appreciation/depreciation of investments	(11,925,573)	(2,727,173)	(1,129,282)	(3,404,585)	(1,240,165)	(40,720,113)	(11,857,751)	(6,830,872)
Net increase (decrease) in net assets from operations	$(7,680,918)	$(1,745,647)	$(956,632)	$(2,623,256)	$(1,117,269)	$(33,802,134)	$(8,483,723)	$(3,913,982)

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

11

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2022

	BNY Mellon Variable Investment Fund*			BNY Mellon Sustainable U.S. Equity Portfolio, Inc.*	Federated Hermes Insurance Series Fund*

	Appreciation Subaccount	Growth & Income Subaccount	Opportunistic Small Cap Subaccount	Sustainable U.S. Equity Subaccount	Quality Subaccount	Government Money Subaccount	Managed Volatility Subaccount
Income:
Dividends	$80,877	$189,151	$1,275,397	$24,470	$783,537	$92,385	$1,499,730
Expenses:
Mortality and expense risk	(102,675)	(87,887)	(317,966)	(53,363)	(401,907)	(97,981)	(189,075)
Net investment income (loss)	(21,798)	101,264	957,431	(28,893)	381,630	(5,596)	1,310,655

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	23,317	88,601	(350,731)	66,786	(409,057)	–	300
Realized gain distributions	2,150,842	1,146,366	3,408,241	259,801	402,342	–	1,995,641
Total realized gain (loss) on investments	2,174,159	1,234,967	3,057,510	326,587	(6,715)	–	1,995,941

Change in unrealized appreciation/depreciation of investments	(3,948,073)	(2,531,498)	(8,704,615)	(1,396,848)	(3,759,988)	–	(5,636,739)
Net increase (decrease) in net assets from operations	$(1,795,712)	$(1,195,267)	$(4,689,674)	$(1,099,154)	$(3,385,073)	$(5,596)	$(2,330,143)

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

12

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2022

	Fidelity® Variable Insurance Products Funds*

	Balanced Subaccount	Contrafund Subaccount	Energy Subaccount	Freedom 2015 Subaccount	Freedom 2020 Subaccount	Freedom 2025 Subaccount	Freedom 2030 Subaccount	Freedom 2035 Subaccount	Freedom 2040 Subaccount
Income:
Dividends	$33,229	$375,992	$260,377	$34,181	$163,023	$252,656	$467,756	$211,156	$102,403
Expenses:
Mortality and expense risk	(31,850)	(1,028,499)	(154,860)	(21,883)	(107,071)	(170,011)	(326,400)	(164,554)	(82,513)
Net investment income (loss)	1,379	(652,507)	105,517	12,298	55,952	82,645	141,356	46,602	19,890

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(62,933)	721,085	2,367,698	(16,847)	(153,414)	154,365	234,327	32,456	8,673
Realized gain distributions	99,701	3,547,498	–	157,204	794,085	814,418	1,576,434	846,397	493,402
Total realized gain (loss) on investments	36,768	4,268,583	2,367,698	140,357	640,671	968,783	1,810,761	878,853	502,075

Change in unrealized appreciation/depreciation of investments	(496,152)	(29,288,067)	1,782,051	(437,298)	(2,200,044)	(3,607,934)	(6,935,767)	(3,507,334)	(1,862,924)
Net increase (decrease) in net assets from operations	$(458,005)	$(25,671,991)	$4,255,266	$(284,643)	$(1,503,421)	$(2,556,506)	$(4,983,650)	$(2,581,879)	$(1,340,959)

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

13

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2022

	Fidelity® Variable Insurance Products Funds*

	Freedom 2045 Subaccount	Freedom 2050 Subaccount	Freedom 2055 Subaccount	Freedom 2060 Subaccount	Freedom 2065 Subaccount	Growth Subaccount	Growth & Income Subaccount	High Income Subaccount	Index 500 Subaccount
Income:
Dividends	$70,489	$104,571	$3,305	$1,035	$1,966	$228,516	$238,991	$1,488,860	$1,159,978
Expenses:
Mortality and expense risk	(56,768)	(85,292)	(2,113)	(465)	(1,065)	(509,806)	(182,790)	(418,447)	(1,055,187)
Net investment income (loss)	13,721	19,279	1,192	570	901	(281,290)	56,201	1,070,413	104,791

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,105	69,214	(9,883)	(88)	(703)	635,627	384,240	(836,653)	2,372,373
Realized gain distributions	345,621	503,773	1,624	1,382	2,627	2,755,161	250,317	–	547,300
Total realized gain (loss) on investments	352,726	572,987	(8,259)	1,294	1,924	3,390,788	634,557	(836,653)	2,919,673

Change in unrealized appreciation/depreciation of investments	(1,291,886)	(1,997,098)	(12,917)	(6,908)	(13,408)	(14,830,575)	(1,562,244)	(4,659,711)	(20,064,941)
Net increase (decrease) in net assets from operations	$(925,439)	$(1,404,832)	$(19,984)	$(5,044)	$(10,583)	$(11,721,077)	$(871,486)	$(4,425,951)	$(17,040,477)

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

14

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2022

	Fidelity® Variable Insurance Products Funds*					Franklin Templeton Variable Insurance Products Trust*

	Mid-Cap Subaccount	Overseas Subaccount	Real Estate Subaccount	Strategic Income Subaccount	Techonology Subaccount	DynaTech Fund Subaccount	Income Fund Subaccount	Rising Dividends Subaccount	Small Cap Value Fund Subaccount	Small-Mid Cap Growth Subaccount	Strategic Income Fund Subaccount
Income:
Dividends	$71,312	$106,369	$427,787	$41,101	$6,232	$–	$401,018	$101,886	$109,615	$47,991	$50,187
Expenses:
Mortality and expense risk	(368,232)	(139,127)	(258,534)	(15,270)	(32,739)	(65,159)	(78,203)	(89,791)	(19,582)	(16,843)	(15,073)
Net investment income (loss)	(296,920)	(32,758)	169,253	25,831	(26,507)	(65,159)	322,815	12,095	90,033	31,148	35,114

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(93,981)	130,102	(36,955)	(25,187)	(129,525)	(409,126)	(128,204)	(74,593)	(48,441)	(207,583)	(10,286)
Realized gain distributions	1,815,667	92,643	394,863	973	187,625	2,587,954	–	763,865	163,944	239,025	–
Total realized gain (loss) on investments	1,721,686	222,745	357,908	(24,214)	58,100	2,178,828	(128,204)	689,272	115,503	31,442	(10,286)

Change in unrealized appreciation/depreciation of investments	(6,497,406)	(3,517,834)	(7,067,862)	(146,745)	(1,133,021)	(4,476,789)	(607,648)	(1,323,630)	(364,745)	(550,733)	(142,852)
Net increase (decrease) in net assets from operations	$(5,072,640)	$(3,327,847)	$(6,540,701)	$(145,128)	$(1,101,428)	$(2,363,120)	$(413,037)	$(622,263)	$(159,209)	$(488,143)	$(118,024)

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

15

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2022

	J.P. Morgan Insurance Trust*		T. Rowe Price Equity Series, Inc.*					T. Rowe Price International Series, Inc.*
	Mid Cap Value Subaccount	Small Cap Core Subaccount	All-Cap Opportunities Subaccount	Equity Income Subaccount	Health Sciences Subaccount	Mid-Cap Growth Subaccount	Moderate Allocation Portfolio Subaccount	International Stock Subaccount
Income:
Dividends	$621,397	$2,205,520	$37,717	$401,153	$10,961	$18,517	$663,371	$135,386
Expenses:
Mortality and expense risk	(351,175)	(420,650)	(840,086)	(266,017)	(542,204)	(1,219,218)	(555,252)	(129,827)
Net investment income (loss)	270,222	1,784,870	(802,369)	135,136	(531,243)	(1,200,701)	108,119	5,559

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	273,686	205,595	1,288,059	(75,097)	1,637,248	570,496	(57,902)	(200,480)
Realized gain distributions	3,256,784	4,299,352	2,993,118	901,886	598,908	2,550,760	706,045	145,464
Total realized gain (loss) on investments	3,530,470	4,504,947	4,281,177	826,789	2,236,156	3,121,256	648,143	(55,016)

Change in unrealized appreciation/depreciation of investments	(6,413,792)	(13,762,706)	(20,307,181)	(1,955,538)	(8,235,897)	(28,180,122)	(9,994,086)	(1,860,678)
Net increase (decrease) in net assets from operations	$(2,613,100)	$(7,472,889)	$(16,828,373)	$(993,613)	$(6,530,984)	$(26,259,567)	$(9,237,824)	$(1,910,135)

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

16

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets

	American Century Investments.*						American Funds Insurance Series*
	Capital Appreciation Subaccount		Mid Cap Value Subaccount		Ultra Subaccount		Asset Allocation Subaccount		Capital Income Builder Subaccount		Capital World Bond Subaccount
	Year ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$157,429	$(148,400)	486,401	$(26,200)	$(238,815)	$(208,719)	$36,531	$16,905	$179,386	$165,726	$(70,525)	$134,331
Net realized gain (loss) on investments	1,695,403	2,653,870	1,377,719	233,594	2,133,500	1,674,943	170,304	20,580	189,593	144,594	(69,275)	97,160
Change in unrealized appreciation (depreciation) of investments	(8,562,579)	(539,155)	(2,235,715)	2,131,742	(9,448,376)	2,433,362	(542,839)	31,006	(1,383,864)	969,581	(1,226,089)	(669,875)
Net increase (decrease) in net assets from operations	(6,709,747)	1,966,315	(371,595)	2,339,136	(7,553,691)	3,899,586	(336,004)	68,491	(1,014,885)	1,279,901	(1,365,889)	(438,384)

Certificate transactions:
Transfers of net premiums	1,055,268	2,321,069	1,037,962	1,197,985	1,046,905	2,115,132	721,119	1,146,949	1,072,712	785,326	658,082	1,102,174
Transfers of surrenders and death benefits	(939,406)	(1,320,812)	(753,988)	(553,772)	(921,450)	(1,012,110)	(125,705)	(19,812)	(582,120)	(315,785)	(338,870)	(243,949)
Transfers of administrative and other charges	(5,706)	(6,170)	(3,652)	(3,200)	(4,016)	(3,754)	(358)	(221)	(1,816)	(1,506)	(2,225)	(2,234)
Transfers between subaccounts, including Declared Interest Option account	(1,580,198)	600,771	(221,786)	(391,829)	(461,180)	953,430	379,132	791,452	(404,745)	311,173	(583,554)	532,307
Net increase (decrease) in net assets from certificate transactions	(1,470,042)	1,594,858	58,536	249,184	(339,741)	2,052,698	974,188	1,918,368	84,031	779,208	(266,567)	1,388,298
Total increase (decrease) in net assets	(8,179,789)	3,561,173	(313,059)	2,588,320	(7,893,432)	5,952,284	638,184	1,986,859	(930,854)	2,059,109	(1,632,456)	949,914

Net assets at beginning of period	23,448,485	19,887,312	13,658,514	11,070,194	22,764,422	16,812,138	1,986,859	-	11,254,377	9,195,268	7,390,619	6,440,705
Net assets at end of period	$15,268,696	$23,448,485	$13,345,455	$13,658,514	$14,870,990	$22,764,422	$2,625,043	$1,986,859	$10,323,523	$11,254,377	$5,758,163	$7,390,619

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

17

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	American Funds Insurance Series*
	Capital Growth & Income Subaccount		Global Small Capitalization Subaccount		Growth Subaccount		Growth-Income Subaccount		Managed Risk Growth Subaccount		Managed Risk Growth-Income Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$922,341	$132,039	$409,275	$(217,996)	$294,334	$(390,212)	$471,863	$(90,983)	$11,163	$(25,627)	$39,049	$1,516
Net realized gain (loss) on investments	3,872,948	820,865	3,275,108	813,757	8,480,036	9,222,625	3,772,792	1,241,983	970,363	443,913	133,601	233,348
Change in unrealized appreciation (depreciation) of investments	(9,556,423)	1,938,949	(8,675,883)	131,173	(32,386,359)	2,894,166	(11,925,573)	6,580,879	(2,727,173)	252,355	(1,129,282)	372,122
Net increase (decrease) in net assets from operations	(4,761,134)	2,891,853	(4,991,500)	726,934	(23,611,989)	11,726,579	(7,680,918)	7,731,879	(1,745,647)	670,641	(956,632)	606,986

Certificate transactions:
Transfers of net premiums	1,696,056	3,541,997	1,215,939	2,626,919	7,264,126	10,986,694	3,384,720	3,696,495	373,398	892,204	533,822	497,623
Transfers of surrenders and death benefits	(1,031,911)	(954,756)	(679,897)	(846,812)	(2,717,008)	(2,887,752)	(2,005,137)	(1,467,150)	(385,757)	(484,119)	(190,856)	(225,690)
Transfers of administrative and other charges	(6,976)	(6,690)	(4,780)	(5,447)	(18,565)	(15,645)	(9,135)	(7,825)	(1,216)	(1,123)	(976)	(910)
Transfers between subaccounts, including Declared Interest Option account	(1,016,126)	(409,924)	(333,466)	(23,174)	(798,075)	1,137,300	(1,213,196)	167,459	(188,858)	174,370	(246,687)	136,674
Net increase (decrease) in net assets from certificate transactions	(358,957)	2,170,627	197,796	1,751,486	3,730,478	9,220,597	157,252	2,388,979	(202,433)	581,332	95,303	407,697
Total increase (decrease) in net assets	(5,120,091)	5,062,480	(4,793,704)	2,478,420	(19,881,511)	20,947,176	(7,523,666)	10,120,858	(1,948,080)	1,251,973	(861,329)	1,014,683

Net assets at beginning of period	26,136,184	21,073,704	16,242,826	13,764,406	74,400,752	53,453,576	43,676,816	33,555,958	6,871,126	5,619,152	5,249,390	4,234,707
Net assets at end of period	$21,016,093	$26,136,184	$11,449,122	$16,242,826	$54,519,241	$74,400,752	$36,153,150	$43,676,816	$4,923,046	$6,871,125	$4,388,061	$5,249,390

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

18

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	American Funds Insurance Series*				BNY Mellon Variable Investment Fund*
	New World Subaccount		The Bond Fund of America Subaccount		Appreciation Subaccount		Growth & Income Subaccount		Opportunistic Small Cap Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$183,055	$(24,384)	$253,036	$109,369	$(21,798)	$(84,955)	$101,264	$(15,286)	$957,430	$(327,157)
Net realized gain (loss) on investments	598,274	439,126	(130,140)	41,224	2,174,159	1,005,078	1,234,967	592,557	3,057,510	506,720
Change in unrealized appreciation (depreciation) of investments	(3,404,585)	(118,914)	(1,240,165)	(155,790)	(3,948,073)	1,095,574	(2,531,498)	829,716	(8,704,615)	3,163,922
Net increase (decrease) in net assets from operations	(2,623,256)	295,828	(1,117,269)	(5,197)	(1,795,712)	2,015,697	(1,195,267)	1,406,987	$(4,689,675)	$3,343,485

Certificate transactions:
Transfers of net premiums	832,910	1,907,328	1,856,951	3,455,937	296,660	350,942	229,735	586,934	1,827,462	2,902,867
Transfers of surrenders and death benefits	(370,850)	(300,304)	(367,481)	(55,015)	(669,657)	(503,361)	(405,198)	(477,377)	(1,060,422)	(1,118,664)
Transfers of administrative and other charges	(3,078)	(3,126)	(1,604)	(652)	(2,195)	(2,292)	(1,744)	(1,632)	(8,809)	(8,905)
Transfers between subaccounts, including Declared Interest Option account	(369,147)	398,198	4,662,064	3,090,734	(781,157)	(165,429)	(248,788)	58,862	(975,143)	(1,112,823)
Net increase (decrease) in net assets from certificate transactions	89,835	2,002,096	6,149,930	6,491,004	(1,156,349)	(320,140)	(425,995)	166,787	(216,912)	662,475
Total increase (decrease) in net assets	(2,533,421)	2,297,924	5,032,661	6,485,807	(2,952,061)	1,695,557	(1,621,262)	1,573,774	$(4,906,587)	$4,005,960

Net assets at beginning of period	11,214,004	8,916,080	6,485,807	-	9,723,180	8,027,623	7,464,084	5,890,310	26,523,534	22,517,573
Net assets at end of period	$8,680,583	$11,214,004	$11,518,468	$6,485,807	$6,771,119	$9,723,180	$5,842,822	$7,464,084	$21,616,947	$26,523,533

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

19

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.*		Calvert Variable Products, Inc.*						Federated Hermes Insurance Series*
	Sustainable U.S. Equity Subaccount		NASDAQ 100 Index Subaccount		Russell 2000 Small Cap Index Subaccount		S&P MidCap 400 Index Subaccount		Quality Subaccount		Government Money Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(28,893)	$1,268	$(512,915)	$(755,702)	$195,351	$(127,882)	$343,884	$99,488	$381,630	$393,489	$(5,596)	$(85,695)
Net realized gain (loss) on investments	326,587	196,942	7,430,895	8,500,570	3,178,677	1,892,793	2,573,007	906,619	(6,715)	327,140	-	-
Change in unrealized appreciation (depreciation) of investments	(1,396,848)	718,621	(40,720,113)	12,201,114	(11,857,751)	2,412,662	(6,830,872)	3,597,070	(3,759,988)	(1,662,083)	-	-
Net increase (decrease) in net assets from operations	$(1,099,154)	$916,831	$(33,802,133)	$19,945,982	$(8,483,723)	$4,177,573	(3,913,981)	4,603,177	$(3,385,073)	$(941,454)	$(5,596)	$(85,695)

Certificate transactions:
Transfers of net premiums	314,772	307,407	4,772,547	9,203,411	2,769,606	5,277,732	2,432,702	3,046,634	993,895	2,627,531	1,594,238	2,042,930
Transfers of surrenders and death benefits	(134,515)	(254,940)	(4,169,499)	(4,894,329)	(1,913,438)	(1,789,560)	(1,254,436)	(1,192,334)	(2,688,537)	(3,390,183)	(619,250)	(306,123)
Transfers of administrative and other charges	(1,213)	(1,231)	(23,470)	(22,814)	(12,137)	(12,274)	(8,669)	(8,045)	(6,973)	(6,953)	(2,277)	(2,001)
Transfers between subaccounts, including Declared Interest Option account	(72,946)	(110,345)	(2,800,193)	246,755	(441,738)	(1,518,955)	203,827	226,004	(817,644)	2,482,079	1,588,494	(1,224,127)
Net increase (decrease) in net assets from certificate transactions	106,098	(59,109)	(2,220,616)	4,533,023	402,292	1,956,943	1,373,424	2,072,259	(2,519,259)	1,712,474	2,561,205	510,679
Total increase (decrease) in net assets	$(993,056)	$857,722	(36,022,749)	24,479,005	(8,081,431)	6,134,516	(2,540,557)	6,675,436	$(5,904,332)	$771,020	2,555,609	424,984

Net assets at beginning of period	4,555,096	3,697,375	100,884,500	76,405,495	38,882,076	32,747,560	26,628,010	19,952,574	32,977,221	32,206,201	6,260,995	5,836,010
Net assets at end of period	$3,562,040	$4,555,097	$64,861,751	$100,884,500	$30,800,645	$38,882,076	$24,087,453	$26,628,010	$27,072,889	$32,977,221	$8,816,604	$6,260,994

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

20

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Federated Hermes Insurance Series*		Fidelity Variable Insurance Products Fund*
	Managed Volatility Subaccount		Balanced Subaccount		Contrafund Subaccount		Energy Subaccount		Freedom 2015 Subaccount		Freedom 2020 Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,310,655	$55,599	$1,379	$39,712	$(652,507)	$(769,308)	$105,517	$56,441	$12,298	$16,488	$55,952	$89,249
Net realized gain (loss) on investments	1,995,941	321,088	36,768	9,354	4,268,583	11,434,846	2,367,698	703,025	140,357	97,037	640,671	663,414
Change in unrealized appreciation (depreciation) of investments	(5,636,739)	1,844,721	(496,152)	28,528	(29,288,066)	8,272,411	1,782,051	1,458,551	(437,297)	2,958	(2,200,044)	(48,966)
Net increase (decrease) in net assets from operations	$(2,330,143)	$2,221,408	(458,005)	$77,594	(25,671,990)	18,937,949	4,255,266	2,218,017	(284,642)	116,483	(1,503,421)	703,697

Certificate transactions:
Transfers of net premiums	1,124,162	1,044,414	1,370,636	1,391,547	4,458,270	7,665,375	1,200,074	728,600	66,223	25,146	1,540,612	1,055,212
Transfers of surrenders and death benefits	(980,663)	(710,145)	(98,042)	(16,644)	(3,869,948)	(4,385,145)	(477,947)	(258,776)	(104,850)	(232,315)	(1,423,111)	(862,391)
Transfers of administrative and other charges	(3,678)	(3,688)	(542)	(216)	(20,668)	(20,403)	(3,356)	(1,807)	(514)	(495)	(1,636)	(1,659)
Transfers between subaccounts, including Declared Interest Option account	(505,437)	(584,186)	440,241	424,703	(1,494,466)	653,327	1,995,106	34,933	(102,306)	96,860	(597,225)	(35,731)
Net increase (decrease) in net assets from certificate transactions	(365,616)	(253,605)	1,712,293	1,799,390	(926,812)	3,913,154	2,713,877	502,950	(141,447)	(110,804)	(481,360)	155,431
Total increase (decrease) in net assets	(2,695,759)	1,967,803	1,254,288	1,876,984	(26,598,802)	22,851,103	6,969,143	2,720,967	(426,089)	5,679	(1,984,781)	859,128

Net assets at beginning of period	15,575,332	13,607,530	1,876,984	-	93,524,621	70,673,518	6,803,674	4,082,707	1,893,062	1,887,383	9,153,111	8,293,983
Net assets at end of period	$12,879,573	$15,575,333	$3,131,272	$1,876,984	$66,925,819	$93,524,621	$13,772,817	$6,803,674	$1,466,973	$1,893,062	$7,168,330	$9,153,111

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

21

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Fund*
	Freedom 2025 Subaccount		Freedom 2030 Subaccount		Freedom 2035 Subaccount		Freedom 2040 Subaccount		Freedom 2045 Subaccount		Freedom 2050 Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$82,645	$148,300	$141,356	$288,980	$46,601	$158,921	$19,890	$71,875	$13,722	$54,013	$19,279	$81,135
Net realized gain (loss) on investments	968,783	765,637	1,810,762	1,626,547	878,854	525,895	502,075	251,702	352,726	142,235	572,987	312,427
Change in unrealized appreciation (depreciation) of investments	(3,607,934)	310,775	(6,935,767)	742,689	(3,507,334)	784,677	(1,862,924)	580,822	(1,291,886)	391,641	(1,997,098)	493,699
Net increase (decrease) in net assets from operations	(2,556,506)	1,224,712	(4,983,649)	2,658,216	(2,581,879)	1,469,493	(1,340,959)	904,399	(925,438)	587,889	(1,404,832)	887,261

Certificate transactions:
Transfers of net premiums	768,666	831,388	2,293,002	2,292,922	1,315,080	2,299,166	433,669	865,318	177,242	902,847	432,004	700,169
Transfers of surrenders and death benefits	(1,125,101)	(1,098,659)	(956,444)	(1,746,995)	(505,260)	(326,423)	(231,961)	(369,929)	(100,062)	(152,190)	(335,942)	(330,511)
Transfers of administrative and other charges	(3,268)	(3,459)	(10,020)	(9,950)	(4,019)	(3,958)	(3,326)	(2,982)	(3,205)	(3,040)	(7,581)	(7,296)
Transfers between subaccounts, including Declared Interest Option account	(334,216)	(150,558)	(1,356,151)	(852,645)	(102,446)	(806,245)	25,478	25,278	113,965	9,080	(73,755)	429,123
Net increase (decrease) in net assets from certificate transactions	(693,919)	(421,288)	(29,613)	(316,668)	703,355	1,162,540	223,860	517,685	187,940	756,697	14,726	791,485
Total increase (decrease) in net assets	(3,250,425)	803,424	(5,013,262)	2,341,548	(1,878,524)	2,632,033	(1,117,099)	1,422,084	(737,498)	1,344,586	(1,390,106)	1,678,746

Net assets at beginning of period	14,326,741	13,523,317	27,099,978	24,758,430	13,354,829	10,722,796	6,826,710	5,404,626	4,707,500	3,362,914	7,217,239	5,538,492
Net assets at end of period	$11,076,316	$14,326,741	$22,086,716	$27,099,978	$11,476,305	$13,354,829	$5,709,611	$6,826,710	$3,970,002	$4,707,500	$5,827,133	$7,217,238

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

22

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Fund*
	Freedom 2055 Subaccount		Freedom 2060 Subaccount		Freedom 2065 Subaccount		Growth Subaccount		Growth & Income Subaccount		High Income Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,192	$470	$570	$518	$901	$357	$(281,290)	$724,935	$56,201	$197,926	$1,070,413	$1,347,182
Net realized gain (loss) on investments	(8,259)	377	1,294	441	1,924	378	3,390,788	8,444,128	634,557	809,021	(836,653)	75,756
Change in unrealized appreciation (depreciation) of investments	(12,918)	243	(6,908)	(14)	(13,408)	128	(14,830,575)	(1,097,038)	(1,562,244)	1,557,201	(4,659,711)	(484,880)
Net increase (decrease) in net assets from operations	(19,985)	1,090	(5,044)	945	(10,583)	863	(11,721,077)	8,072,025	(871,486)	2,564,148	(4,425,951)	938,058

Certificate transactions:
Transfers of net premiums	207,350	21,900	53,691	21,330	43,885	7,514	1,805,495	3,653,181	1,410,480	1,202,321	2,203,802	4,033,706
Transfers of surrenders and death benefits	(10,850)	-	-	(224)	(2,949)	-	(1,578,094)	(1,894,444)	(898,256)	(781,116)	(2,096,942)	(2,331,240)
Transfers of administrative and other charges	(781)	(260)	(558)	(172)	(513)	(228)	(9,042)	(8,816)	(4,100)	(3,743)	(9,054)	(8,931)
Transfers between subaccounts, including Declared Interest Option account	33,086	1,358	(162)	108	88,868	9,734	(2,413,978)	(84,452)	56,238	373,099	(3,254,156)	768,713
Net increase (decrease) in net assets from certificate transactions	228,805	22,998	52,971	21,042	129,291	17,020	(2,195,619)	1,665,469	564,362	790,561	(3,156,350)	2,462,248
Total increase (decrease) in net assets	208,820	24,088	47,927	21,987	118,708	17,883	(13,916,696)	9,737,494	(307,124)	3,354,709	(7,582,301)	3,400,306

Net assets at beginning of period	24,088	-	21,987	-	17,883	-	46,434,887	36,697,394	13,702,446	10,347,737	35,142,856	31,742,550
Net assets at end of period	$232,908	$24,088	$69,914	$21,987	$136,591	$17,883	$32,518,191	$46,434,888	$13,395,322	$13,702,446	$27,560,555	$35,142,856

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

23

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Fund*
	Index 500 Subaccount		Mid Cap Subaccount		Overseas Subaccount		Real Estate Subaccount		Strategic Income Subaccount		Technology Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$104,791	$95,671	$(296,920)	$416,673	$(32,758)	$(6,443)	$169,253	$73,597	$25,831	$23,615	$(26,507)	$66,701
Net realized gain (loss) on investments	2,919,673	3,097,737	1,721,686	4,682,130	222,745	1,142,162	357,908	(40,179)	(24,214)	9,391	58,100	28,614
Change in unrealized appreciation (depreciation) of investments	(20,064,941)	14,806,949	(6,497,407)	985,005	(3,517,834)	841,822	(7,067,862)	6,598,758	(146,744)	(25,440)	(1,133,021)	199,612
Net increase (decrease) in net assets from operations	(17,040,477)	18,000,357	(5,072,641)	6,083,808	(3,327,847)	1,977,541	(6,540,701)	6,632,176	(145,127)	7,566	(1,101,428)	294,927

Certificate transactions:
Transfers of net premiums	6,494,630	9,363,276	1,578,249	2,106,887	558,156	1,054,243	833,427	717,917	417,149	432,475	1,114,032	1,037,861
Transfers of surrenders and death benefits	(3,614,156)	(4,653,772)	(1,389,114)	(1,557,708)	(536,736)	(770,269)	(1,226,693)	(1,384,068)	(27,021)	(4,157)	(106,796)	(14,491)
Transfers of administrative and other charges	(20,975)	(18,693)	(10,131)	(10,001)	(3,985)	(4,169)	(6,622)	(6,613)	(169)	(75)	(964)	(459)
Transfers between subaccounts, including Declared Interest Option account	(519,425)	(641,444)	(1,343,310)	(1,465,736)	(251,012)	(287,252)	(866,795)	(1,442,689)	(102,813)	568,369	(56,249)	1,185,507
Net increase (decrease) in net assets from certificate transactions	2,340,074	4,049,367	(1,164,306)	(926,558)	(233,577)	(7,447)	(1,266,683)	(2,115,453)	287,146	996,612	950,023	2,208,418
Total increase (decrease) in net assets	(14,700,403)	22,049,724	(6,236,947)	5,157,250	(3,561,424)	1,970,094	(7,807,384)	4,516,723	142,019	1,004,178	(151,405)	2,503,345

Net assets at beginning of period	87,051,043	65,001,320	31,545,419	26,388,169	12,974,943	11,004,849	23,576,332	19,059,609	1,004,177	-	2,503,345	-
Net assets at end of period	$72,350,640	$87,051,044	$25,308,472	$31,545,419	$9,413,519	$12,974,943	$15,768,948	$23,576,332	$1,146,196	$1,004,178	$2,351,940	$2,503,345

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

24

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Franklin Templeton Variable Insurance Products Trust*
	DynaTech Fund Subaccount		Income Fund Subaccount		Rising Dividends Subaccount		Small Cap Value Subaccount		Small-Mid Cap Growth Subaccount		Strategic Income Fund Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(65,158)	$(20,487)	$322,815	$32,429	$12,095	$(9,937)	$90,033	$1,972	$31,148	$(3,382)	$35,114	$1,294
Net realized gain (loss) on investments	2,178,828	48,855	(128,203)	3,494	689,272	51,727	115,503	4,654	31,442	29,775	(10,286)	(828)
Change in unrealized appreciation (depreciation) of investments	(4,476,789)	(68,865)	(607,648)	148,842	(1,323,630)	441,080	(364,745)	20,244	(550,733)	(23,897)	(142,852)	(1,574)
Net increase (decrease) in net assets from operations	(2,363,119)	(40,497)	(413,036)	184,765	(622,263)	482,870	(159,209)	26,870	(488,143)	2,496	(118,024)	(1,108)

Certificate transactions:
Transfers of net premiums	2,362,632	2,784,410	2,397,999	2,220,545	1,955,569	2,263,848	689,358	686,221	672,098	701,610	456,219	667,034
Transfers of surrenders and death benefits	(158,092)	(27,787)	(223,085)	(23,443)	(201,589)	(15,135)	(49,790)	(7,478)	(24,247)	(3,845)	(28,120)	(3,373)
Transfers of administrative and other charges	(1,975)	(1,042)	(960)	(319)	(1,620)	(719)	(761)	(363)	(611)	(292)	(340)	(204)
Transfers between subaccounts, including Declared Interest Option account	1,244,199	1,693,223	1,068,873	1,644,586	1,491,886	2,619,745	208,360	345,418	44,760	349,403	208,556	87,888
Net increase (decrease) in net assets from certificate transactions	3,446,764	4,448,804	3,242,827	3,841,369	3,244,246	4,867,739	847,167	1,023,798	692,000	1,046,876	636,315	751,345
Total increase (decrease) in net assets	1,083,645	4,408,307	2,829,791	4,026,134	2,621,983	5,350,609	687,958	1,050,668	203,857	1,049,372	518,291	750,237

Net assets at beginning of period	4,408,307	-	4,026,133	-	5,350,609	-	1,050,669	-	1,049,372	-	750,238	-
Net assets at end of period	$5,491,952	$4,408,307	$6,855,924	$4,026,134	$7,972,592	$5,350,609	$1,738,627	$1,050,668	$1,253,229	$1,049,372	$1,268,529	$750,237

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

25

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	J.P. Morgan Insurance Trust*				T. Rowe Price Equity Series, Inc.*
	Mid Cap Value Subaccount		Small Cap Core Subaccount		All-Cap Opportunities Subaccount		Equity Income Subaccount		Health Sciences Subaccount		Mid-Cap Growth Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$270,222	$(90,853)	$1,784,871	$(153,426)	$(802,369)	$4,308,872	$135,136	$266,125	$(531,243)	$(11,420)	$(1,200,701)	$(665,430)
Net realized gain (loss) on investments	3,530,470	1,541,292	4,504,947	1,377,277	4,281,177	10,717,591	826,789	1,345,848	2,236,156	4,081,929	3,121,257	11,263,042
Change in unrealized appreciation (depreciation) of investments	(6,413,792)	4,753,575	(13,762,706)	4,816,964	(20,307,181)	(3,195,928)	(1,955,538)	2,423,840	(8,235,897)	795,965	(28,180,122)	2,122,423
Net increase (decrease) in net assets from operations	(2,613,100)	6,204,014	(7,472,888)	6,040,815	(16,828,373)	11,830,535	(993,613)	4,035,813	(6,530,984)	4,866,474	(26,259,566)	12,720,035

Certificate transactions:
Transfers of net premiums	1,462,531	1,884,037	1,579,709	3,265,056	3,132,112	5,855,668	1,107,205	1,161,026	2,689,544	4,086,921	7,324,698	11,045,451
Transfers of surrenders and death benefits	(1,416,123)	(1,643,105)	(1,817,187)	(1,829,384)	(3,034,531)	(3,777,248)	(1,016,514)	(990,567)	(2,391,519)	(2,384,625)	(5,471,732)	(5,788,719)
Transfers of administrative and other charges	(7,790)	(7,192)	(10,557)	(10,800)	(16,123)	(15,766)	(5,161)	(4,759)	(11,413)	(11,291)	(28,531)	(28,927)
Transfers between subaccounts, including Declared Interest Option account	(955,149)	(1,263,878)	(1,314,089)	(1,875,370)	(3,470,935)	(49,133)	(1,002,396)	(1,252,802)	(2,738,023)	(846,465)	(3,821,406)	(1,668,395)
Net increase (decrease) in net assets from certificate transactions	(916,531)	(1,030,138)	(1,562,124)	(450,498)	(3,389,477)	2,013,521	(916,866)	(1,087,102)	(2,451,411)	844,540	(1,996,971)	3,559,410
Total increase (decrease) in net assets	(3,529,631)	5,173,876	(9,035,012)	5,590,317	(20,217,850)	13,844,056	(1,910,479)	2,948,711	(8,982,395)	5,711,014	(28,256,537)	16,279,445

Net assets at beginning of period	27,814,726	22,640,850	36,757,086	31,166,769	74,647,653	60,803,597	20,258,188	17,309,477	47,244,320	41,533,305	110,761,796	94,482,352
Net assets at end of period	$24,285,095	$27,814,726	$27,722,074	$36,757,086	$54,429,803	$74,647,653	$18,347,709	$20,258,188	$38,261,925	$47,244,319	$82,505,259	$110,761,797

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

26

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	T. Rowe Price Equity Series, Inc.*		T. Rowe Price International Series, Inc.*
	Moderate Allocation Portfolio Subaccount		International Stock Subaccount
	Year Ended December 31		Year Ended December 31
	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$108,119	$613,503	$5,559	$147,329
Net realized gain (loss) on investments	648,143	4,216,465	(55,016)	637,089
Change in unrealized appreciation (depreciation) of investments	(9,994,086)	(1,206,141)	(1,860,678)	(795,676)
Net increase (decrease) in net assets from operations	(9,237,824)	3,623,827	(1,910,135)	(11,258)

Certificate transactions:
Transfers of net premiums	2,061,215	4,910,386	555,846	675,074
Transfers of surrenders and death benefits	(2,353,933)	(4,014,700)	(564,570)	(551,023)
Transfers of administrative and other charges	(8,827)	(8,959)	(2,685)	(2,857)
Transfers between subaccounts, including Declared Interest Option account	(1,777,265)	138,818	(675,615)	(40,029)
Net increase (decrease) in net assets from certificate transactions	(2,078,810)	1,025,545	(687,024)	81,165
Total increase (decrease) in net assets	(11,316,634)	4,649,372	(2,597,159)	69,907

Net assets at beginning of period	47,630,103	42,980,731	11,243,958	11,174,051
Net assets at end of period	$36,313,469	$47,630,103	$8,646,799	$11,243,958

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

27

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

Organization

Modern Woodmen of America Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Modern Woodmen of America (the Society) and exists in accordance with the rules and regulations of the Illinois Department of Insurance. The Account is a funding vehicle for individual variable annuity certificates issued by the Society.

At the direction of eligible certificate owners, the Account invests in various investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

Subaccount	Invests Exclusively in Shares of

American Century Investments:
Capital Appreciation	VP Capital Appreciation Fund
Mid Cap Value	VP Mid Cap Value Fund
Ultra	VP Ultra® Fund

American Funds Insurance Series:
Asset Allocation	American Funds IS Asset Allocation – Class 2 (3)
Capital Income Builder	American Funds IS Capital Income Builder – Class 1
Capital World Bond	American Funds IS Capital World Bond Fund – Class 2
Capital World Growth and Income	American Funds IS Capital World Growth and Income Fund - Class 1 (1)
Global Small Capitalization	American Funds IS Global Small Capitalization Fund - Class 1
Growth	American Funds IS Growth Fund – Class 2
Growth-Income	American Funds IS Growth-Income Fund – Class 2
Managed Risk Growth	American Funds IS Managed Risk Growth Fund - Class P1
Managed Risk Growth-Income	American Funds IS Managed Risk Growth-Income Fund – Class P1
New World	American Funds IS New World Fund – Class 1
Bond Fund of America	American Funds IS The Bond Fund of America – Class 1 (3)

BNY Mellon Variable Investment Fund:
Appreciation	VIF Appreciation Portfolio–Initial Share Class
Growth and Income	VIF Growth and Income Portfolio – Initial Share Class

28

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies (continued)

Subaccount	Invests Exclusively in Shares of

BNY Mellon Variable Investment Fund:
Opportunistic Small Cap	VIF Opportunistic Small Cap Portfolio– Initial Share Class

Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio – Service Share Class

Calvert Variable Products, Inc.:
NASDAQ 100 Index	Calvert VP NASDAQ – 100 Index Portfolio
Russell 2000 Small Cap Index	Calvert VP Russell 2000 Small Cap Index Portfolio
S&P MidCap 400 Index	Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Insurance Series Fund:
Quality	Federated Quality Bond Fund II – Primary Shares
Government Money	Federated Government Money Fund II – Service Share Class
Managed Volatility	Federated Managed Volatility Fund II – Primary Shares

Fidelity® Variable Insurance Products Funds:
Balanced	VIP Balanced – Service Class 2 (3)
Contrafund	VIP Contrafund® Portfolio – Initial Class
Energy	VIP Energy Portfolio – Service Class 2
Freedom 2015	VIP Freedom 2015 Portfolio – Initial Class
Freedom 2020	VIP Freedom 2020 Portfolio – Initial Class
Freedom 2025	VIP Freedom 2025 Portfolio – Initial Class
Freedom 2030	VIP Freedom 2030 Portfolio – Initial Class
Freedom 2035	VIP Freedom 2035 Portfolio – Initial Class
Freedom 2040	VIP Freedom 2040 Portfolio – Initial Class
Freedom 2045	VIP Freedom 2045 Portfolio – Initial Class
Freedom 2050	VIP Freedom 2050 Portfolio – Initial Class
Freedom 2055	VIP Freedom 2055 Portfolio – Initial Class (3)
Freedom 2060	VIP Freedom 2060 Portfolio – Initial Class (3)
Freedom 2065	VIP Freedom 2065 Portfolio – Initial Class (3)
Growth	VIP Growth Portfolio – Initial Class
Growth & Income	VIP Growth & Income Portfolio – Initial Class
High Income	VIP High Income Portfolio – Service Class 2

29

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies (continued)

Subaccount	Invests Exclusively in Shares of

Fidelity® Variable Insurance Products Funds:
Index 500	VIP Index 500 Portfolio – Initial Class
Mid-Cap	VIP Mid Cap Portfolio – Service Class 2
Overseas	VIP Overseas Portfolio – Initial Class
Real Estate	VIP Real Estate Portfolio – Initial Class
Strategic Income	VIP Strategic Income – Service Class 2 (3)
Technology	VIP Technology – Initial Class (3)

Franklin Templeton Variable Insurance Products Trust:
DynaTech	Franklin DynaTech VIP Fund – Class 2 (3)
Income	Franklin Income VIP Fund – Class 2 (3)
Rising Dividends	Franklin Rising Dividends VIP Fund – Class 1 (3)
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 (3)
Small-Mid Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 1 (3)
Strategic Income	Franklin Strategic Income VIP Fund – Class 2 (3)

JPMorgan Insurance Trust:
Mid Cap Value	Mid Cap Value Portfolio – Class 1
Small Cap Core	Small Cap Core Portfolio – Class 1

T. Rowe Price Equity Series, Inc.:
All-Cap Opportunities	All-Cap Opportunities Portfolio (2)
Equity Income	Equity Income Portfolio
Health Sciences	Health Sciences Portfolio
Mid-Cap Growth	Mid-Cap Growth Portfolio
Moderate Allocation	Moderate Allocation Portfolio

T. Rowe International Series, Inc.:
International Stock	International Stock Portfolio

(1)	Effective May 1, 2021 the name of the American Funds IS Global Growth and Income Fund was changed to the American Funds IS Capital World Growth and Income Fund - Class 1.

(2)	Effective May 1, 2021 the name of the T. Rowe Price New America Growth Portfolio was changed to the T. Rowe Price All-Cap Opportunities Portfolio.

(3)	Subaccounts commenced on February 25, 2021.

30

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Society’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity certificates is not chargeable with liabilities arising out of any other business the Society may conduct.

Eligible certificate owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Society and pays interest at declared rates guaranteed for each certificate year.

Administrative Services Agreement

The Society performs the administrative duties and compliance services for the Account. Pursuant to an agreement between the Society and se2, Inc. (se2) effective April 18, 2011, se2 performs the execution of trade purchases and redemptions, tax reporting, recording of accounting transactions, and other services.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis is used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2022, all mutual fund shares owned by the Account are stated at fair value and were based upon daily unadjusted quoted prices, therefore were classified as Level 1. There were no transfers between levels during the year.

31

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

1. Organization and Significant Accounting Policies (continued)

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Certificates in Annuitization Period

Net assets allocated to certificates in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Society and may result in additional amounts being transferred into the Account by the Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Society.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Amounts Due To/Due From Modern Woodmen of America

The amounts due to or from Modern Woodmen of America represent premiums received from certificate holders that have not been remitted to the Account, net of amounts due for surrenders and death benefits, as well as other policy and administrative charges.

32

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

2. Expense Charges

The Account reimburses the Society for certain mortality and other risks assumed by the Society. The Society deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Society’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with certificates issued. The Account also pays the Society certain amounts relating to the distribution and administration of the certificates funded by the Account. The following summarizes those amounts:

Administrative Charge: Prior to the annuity payment period, the Society will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the certificate. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Surrender Charge: A surrender charge is imposed in the event of a full or partial surrender during the first eight certificate years. The amount charged is 8% of the amount surrendered during the first certificate year and declines by 1% in each of the next seven certificate years. In each certificate year, no surrender charge is deducted on annual withdrawals up to 10% of the accumulated value as of the most recent prior certificate anniversary. After eight full certificate years, no surrender charge is deducted.

Transfer Charge: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one certificate year.

3. Federal Income Taxes

The Society is a tax-exempt fraternal benefit society under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Society does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the certificates. Based on this, no charge is currently being made to the Account for federal income taxes. The Society periodically reviews the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the certificates.

33

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2022:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century Investments:
Capital Appreciation	$3,803,260	$3,098,032
Mid Cap Value	3,601,461	1,712,624
Ultra	2,928,518	1,663,854

American Funds Insurance Series:
Asset Allocation	1,448,466	216,603
Capital Income Builder	2,461,013	2,197,597
Capital World Bond	909,191	1,147,600
Capital Word Growth and Income	6,833,984	2,115,015
Global Small Capitalization	5,354,114	1,257,531
Growth	16,040,937	4,304,689
Growth-Income	7,544,336	3,752,485
Managed Risk Growth	1,554,570	824,936
Managed Risk Growth-Income	930,907	690,029
New World	2,023,240	1,095,286
The Bond Fund of America	7,561,392	1,090,827

BNY Mellon Variable Investment Fund:
Appreciation	2,563,025	1,590,330
Growth and Income	1,665,930	844,293
Opportunistic Small Cap	6,434,407	2,285,648

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
Sustainable U.S. Equity	691,669	354,662

Calvert Variable Products, Inc.:
NASDAQ 100 Index	7,850,023	7,384,345
Russell 2000 Small Cap Index	6,400,863	2,745,345
S&P MidCap 400 Index	5,489,466	1,609,671

34

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

4. Purchases and Sales of Investment Securities (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Federated Hermes Insurance Series Fund:
Quality Bond	$3,436,025	$5,171,311
Government Money	4,791,476	2,235,867
Managed Volatility	5,086,851	2,146,171

Fidelity® Variable Insurance Products Funds:
Balanced	2,260,511	447,138
Contrafund	7,433,208	5,465,029
Energy	7,120,541	4,301,147
Freedom 2015	280,302	252,246
Freedom 2020	2,470,030	2,101,354
Freedom 2025	1,965,902	1,762,758
Freedom 2030	4,306,404	2,618,227
Freedom 2035	2,419,513	823,159
Freedom 2040	1,077,821	340,668
Freedom 2045	673,859	126,576
Freedom 2050	906,286	368,508
Freedom 2055	289,201	57,581
Freedom 2060	55,345	422
Freedom 2065	136,305	3,485
Growth	4,865,952	4,587,700
Growth & Income	2,180,589	1,309,708
High Income	3,324,651	5,410,589
Index 500	7,768,214	4,776,048
Mid-Cap	3,174,250	2,819,810
Overseas	894,864	1,068,556
Real Estate	1,563,307	2,265,873
Strategic Income	525,832	211,883
Technology	1,676,908	565,767

35

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

4. Purchases and Sales of Investment Securities (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Franklin Templeton Variable Insurance Products Trust:
DynaTech	$6,189,958	$220,397
Income	4,924,331	1,358,689
Rising Dividends	4,697,310	677,104
Small Cap Value	1,306,113	204,969
Small-Mid Cap Growth	1,264,446	302,273
Strategic Income	733,184	61,754

JPMorgan Insurance Trust:
Mid Cap Value	5,658,419	3,047,944
Small Cap Core	7,809,858	3,287,758

T. Rowe Price Equity Series, Inc.:
Equity Income	3,502,946	3,382,789
Health Sciences	2,328,366	4,712,112
Mid-Cap Growth	7,357,949	8,004,861
Moderate Allocation	3,087,871	4,352,518
All-Cap Opportunities	5,540,843	6,739,570

T. Rowe Price International Series, Inc.:
International Stock	901,497	1,437,498

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the years ended December 31, 2022 and 2021:

	Year Ended December 31
	2022			2021
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
American Century Investments:
Capital Appreciation	65,062	102,799	(37,737)	94,637	62,117	32,519
Mid Cap Value	75,502	74,456	1,046	71,690	65,771	5,919
Ultra	42,947	50,752	(7,805)	78,515	39,276	39,239

36

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2022			2021
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
American Funds Insurance Series:
Asset Allocation	132,777	33727	99,051	207,994	26,927	181,067
Capital Income Builder	231,303	232,142	(839)	160,114	101,211	58,903
Capital World Bond	119,996	147,818	(27,822)	227,134	100,408	126,726
Capital World Growth and Income	210,352	234,692	(24,340)	300,725	171,391	129,334
Global Small Capitalization	170,478	159,706	10,772	234,250	138,919	95,331
Growth	510,778	365,751	145,027	650,852	325,740	325,113
Growth-Income	330,281	319,750	10,531	401,835	278,001	123,834
Managed Risk Growth	40,897	52,706	(11,809)	77,514	48,766	28,748
Managed Risk Growth-Income	69,751	63,996	5,755	83,764	57,440	26,324
New World	120,338	117,310	3,028	167,517	49,125	118,392
The Bond Fund of America	903,862	222,688	681,174	664,983	17,720	647,263

BNY Mellon Variable Investment Fund:
Appreciation	10,946	36,633	(25,987)	16,070	22,600	(6,530)
Growth and Income	12,425	24,173	(11,747)	24,556	20,720	3,836
Opportunistic Small Cap	122,295	130,488	(8,193)	144,147	121,113	23,034

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
Sustainable U.S. Equity	11,199	8,451	2,748	10,686	11,950	(1,264)

Calvert Variable Products, Inc.:
NASDAQ 100 Index	119,901	150,550	(30,649)	181,425	131,450	49,975
Russell 2000 Small Cap Index	137,747	128,346	9,401	185,010	141,629	43,381
S&P MidCap 400 Index	94,104	64,831	29,273	99,909	59,470	40,439

Federated Hermes Insurance Series Fund:
Quality Bond	379,338	601,169	(221,831)	802,822	667,487	135,335
Government Money	616,911	336,849	280,062	415,307	360,362	54,945
Managed Volatility	76,647	90,492	(13,845)	74,230	84,738	(10,507)

37

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2022			2021
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Fidelity® Variable Insurance Products Funds:
Balanced	250,096	71,019	179,077	201,329	33,593	167,736
Contrafund	166,529	189,091	(22,562)	220,206	150,385	69,821
Energy	822,285	583,384	238,902	517,709	440,865	76,844
Freedom 2015	5,386	12,317	(6,931)	7,968	13,075	(5,107)
Freedom 2020	74,084	96,671	(22,587)	82,122	73,677	8,445
Freedom 2025	49,757	84,468	(34,711)	54,920	72,702	(17,782)
Freedom 2030	124,753	130,764	(6,011)	127,923	140,668	(12,745)
Freedom 2035	117,009	73,377	43,632	158,346	94,538	63,809
Freedom 2040	35,802	22,028	13,775	55,259	25,810	29,449
Freedom 2045	19,633	7,941	11,692	56,229	13,099	43,130
Freedom 2050	30,481	30,044	436	82,126	39,975	42,151
Freedom 2055	30,696	6,719	23,977	2,277	96	2,181
Freedom 2060	5,977	123	5,854	2,074	83	1,990
Freedom 2065	14,171	464	13,707	1,639	21	1,618
Growth	65,645	101,627	(35,982)	85,677	61,894	23,783
Growth & Income	70,519	55,665	14,854	69,039	47,557	21,481
High Income	147,133	269,060	(121,927)	276,054	189,208	86,846
Index 500	264,965	211,004	53,961	296,759	202,433	94,326
Mid-Cap	49,553	73,788	(24,235)	62,222	81,101	(18,879)
Overseas	43,036	52,279	(9,243)	45,965	46,405	(440)
Real Estate	94,758	168,549	(73,791)	123,825	247,734	(123,909)
Strategic Income	54,616	24,165	30,451	99,581	732	98,849
Technology	176,829	78,105	98,723	230,497	27,024	203,472

Franklin Templeton Variable Insurance Products Trust:
DynaTech	554,422	115,321	439,101	418,576	20,799	397,777
Income	494,868	193,196	301,673	381,755	16,815	364,940
Rising Dividends	400,962	104,741	296,221	439,774	7,453	432,322
Small Cap Value	116,648	31,235	85,412	103,300	4,635	98,665
Small-Mid Cap Growth	136,609	52,587	84,022	105,387	3,120	102,267
Strategic Income	79,624	11,018	68,606	82,715	8,224	74,491

JPMorgan Insurance Trust:
Mid Cap Value	64,279	82,794	(18,514)	72,700	94,607	(21,907)
Small Cap Core	62,327	96,078	(33,751)	100,436	110,236	(9,800)

T. Rowe Price Equity Series, Inc.:
All-Cap Opportunities	75,587	122,675	(47,087)	137,312	113,257	24,055
Equity Income	112,433	142,737	(30,304)	81,544	116,735	(35,191)
Health Sciences	273,929	420,385	(146,456)	413,412	367,363	46,049
Mid-Cap Growth	154,955	183,530	(28,576)	188,946	149,326	39,620
Moderate Allocation	140,604	216,211	(75,607)	264,502	235,555	28,947

38

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2022			2021
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
T. Rowe Price International Series, Inc.:
International Stock	54,020	87,643	(33,623)	59,581	56,396	3,185

6. Financial Highlights

The following summarizes units outstanding, unit values, and net assets at December 31, 2022, 2021, 2020, 2019 and 2018 and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
American Century Investments:
Capital Appreciation:
2022	424,990	$35.93	$15,268,696	–%	1.40%	(29.10%)
2021	462,727	50.67	23,448,485	–	1.40	9.62
2020	430,207	46.23	19,887,312	–	1.40	40.49
2019	365,108	32.90	12,013,592	–	1.40	35.24
2018	327,802	24.61	8,067,817	–	1.40	(6.51)
Mid Cap Value:
2022	390,015	34.22	13,345,455	2.25	1.40	(2.55)
2021	388,969	35.11	13,658,514	1.18	1.40	21.50
2020	383,049	28.90	11,070,194	1.81	1.40	(0.19)
2019	387,778	28.95	11,227866	2.06	1.40	27.37
2018	386,298	22.73	8,781,699	1.43	1.40	(6.94)
Ultra:
2022	373,215	39.85	14,870,990	–	1.40	(33.31)
2021	381,019	59.75	22,764,422	–	1.40	21.46
2020	341,780	49.19	16,812,138	–	1.40	47.79
2019	287,935	33.28	9,583,731	–	1.40	32.72
2018	212,440	25.08	5,327,622	0.22	1.40	(0.64)

American Funds Insurance Series:
Asset Allocation (8):
2022	280,117	9.37	2,625,043	2.13	1.40	(14.60)
2021	181,067	10.97	1,986,859	3.49	1.40	9.35
39

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

6. Financial Highlights (continued)

			As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
American Funds Insurance Series (continued):
Capital Income Builder:
2022	830,092	$12.44	$10,323,523	3.03%	1.40%	(8.18%)
2021	830,931	13.54	11,254,377	3.04	1.40	13.72
2020	772,029	11.91	9,195,268	3.17	1.40	3.20
2019	773,805	11.54	8,930,819	3.16	1.40	16.53
2018	669,439	9.90	6,630,482	3.24	1.40	(8.07)
Capital World Bond:
2022	665,269	8.66	5,758,163	0.24	1.40	(18.83)
2021	693,091	10.66	7,390,619	1.77	1.40	(6.23)
2020	566,365	11.37	6,440,705	1.24	1.40	8.38
2019	540,060	10.49	5,666,578	1.62	1.40	6.28
2018	469,160	9.87	4,631,773	2.38	1.40	(2.70)
Capital World Growth and Income (6):
2022	1,491,604	14.09	21,016,093	2.60	1.40	(18.28)
2021	1,515,944	17.24	26,136,184	1.95	1.40	13.44
2020	1,386,609	15.20	21,073,704	1.60	1.40	7.52
2019	1,220,738	14.13	17,254,660	2.35	1.40	29.57
2018	1,028,098	10.91	11,214,974	2.20	1.40	(10.61)
Global Small Capitalization:
2022	910,376	12.58	11,449,122	–	1.40	(30.35)
2021	899,604	18.06	16,242,826	–	1.40	5.50
2020	804,273	17.11	13,764,406	0.20	1.40	28.25
2019	833,487	13.34	11,122,190	0.42	1.40	30.02
2018	725,474	10.26	7,445,532	0.38	1.40	(11.55)
Growth Fund:
2022	2,541,576	21.45	54,519,241	0.33	1.40	(30.90)
2021	2,396,549	31.04	74,400,752	0.23	1.40	20.31
2020	2,071,436	25.81	53,453,576	0.32	1.40	49.98
2019	1,920,710	17.21	33,046,567	0.81	1.40	28.97
2018	1,486,230	13.34	19,827,476	0.50	1.40	(1.63)
Growth-Income Fund:
2022	2,082,750	17.36	36,153,150	1.30	1.40	(17.64)
2021	2,072,219	21.08	43,676,816	1.15	1.40	22.38
2020	1,948,385	17.22	33,555,958	1.42	1.40	(1.18)
2019	1,837,432	15.38	28,260,125	1.78	1.40	24.40
2018	1,605,716	12.36	19,853,066	1.62	1.40	(3.15)

40

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
American Funds Insurance Series (continued):
Managed Risk Growth:
2022	314,790	$15.64	$4,923,046	1.59%	1.40%	(25.66%)
2021	326,599	21.04	6,871,125	0.98	1.40	11.52
2020	297,851	18.87	5,619,152	0.77	1.40	30.63
2019	252,734	14.44	3,650,065	1.44	1.40	20.32
2018	185,788	12.00	2,229,986	0.67	1.40	(1.43)
Managed Risk Growth-Income:
2022	324,479	13.52	4,388,061	2.23	1.40	(17.89)
2021	318,724	16.47	5,249,390	1.42	1.40	13.72
2020	292,400	14.48	4,234,707	1.90	1.40	8.33
2019	267,213	13.37	3,572,265	0.66	1.40	17.49
2018	231,833	11.38	2,637,835	1.54	1.40	(3.03)
New World:
2022	677,858	12.81	8,680,583	1.57	1.40	(22.94)
2021	674,831	16.62	11,214,004	1.16	1.40	3.71
2020	556,439	16.02	8,916,080	0.24	1.40	22.18
2019	621,425	13.11	8,149,655	1.19	1.40	27.68
2018	643,078	10.27	6,605,064	1.19	1.40	(15.03)
The Bond Fund of America (8):
2022	1,328,437	8.67	11,518,468	4.08	1.40	(13.47)
2021	647,263	10.02	6,485,807	3.39	1.40	1.29

BNY Mellon Variable Investment Fund:
Appreciation:
2022	160,200	42.27	6,771,119	0.66	1.40	(19.19)
2021	185,887	52.31	9,723,180	0.44	1.40	25.38
2020	192,417	41.72	8,027,623	0.78	1.40	21.98
2019	212,418	34.20	7,265,049	1.17	1.40	34.22
2018	212,710	25.48	5,420,310	1.26	1.40	(8.15)
Growth and Income:
2022	160,507	36.40	5,842,822	0.79	1.40	(15.99)
2021	172,254	43.33	7,464,084	0.48	1.40	23.90
2020	168,418	34.97	5,890,310	0.76	1.40	22.91
2019	195,658	28.45	5,567,372	1.08	1.40	27.34
2018	199,071	22.35	4,448,365	0.80	1.40	(6.01)
International Equity (5):
2022	–	–	–	–	–	–
2021	–	–	–	–	–	–
2020	–	–	–	–	–	–
2019	243,054	26.50	6,440,564	1.31	1.40	18.40
2018	257,512	22.38	5,763,025	1.23	1.40	(16.89)

41

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
BNY Mellon Variable Investment Fund (continued):
Opportunistic Small Cap:
2022	915,698	$23.61	$21,616,947	–%	1.40%	(17.77%)
2021	923,891	28.71	26,523,533	0.11	1.40	14.85
2020	900,857	25.00	22,517,573	0.65	1.40	18.24
2019	954,502	21.14	20,178,436	–	1.40	20.10
2018	873,658	17.60	15,378,712	–	1.40	(20.20)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
Sustainable U.S. Equity:
2022	92,508	38.51	3,562,040	0.29	1.40	(81.53)
2021	89,760	50.75	4,555,097	0.59	1.40	24.93
2020	91,024	40.62	3,697,375	0.88	1.40	22.15
2019	105,371	33.25	3,504,086	1.22	1.40	32.16
2018	98,188	25.16	2,470,668	1.57	1.40	(5.96)

Calvert Variable Products, Inc.:
NASDAQ 100 Index:
2022	923,570	70.23	64,861,751	0.18	1.40	(33.57)
2021	954,219	105.72	100,884,500	0.28	1.40	25.12
2020	904,244	84.50	76,405,495	0.48	1.40	46.18
2019	840,775	57.80	48,613,821	0.53	1.40	36.86
2018	744,715	42.23	31,464,086	0.60	1.40	(1.85)
Russell 2000 Small Cap Index:
2022	899,500	34.24	30,800,645	0.83	1.40	(21.61)
2021	890,098	43.68	38,882,076	0.77	1.40	12.95
2020	846,718	38.68	32,747,560	1.13	1.40	17.99
2019	771,504	32.78	25,291,688	0.96	1.40	23.35
2018	673,092	26.57	17,889,439	1.13	1.40	(12.46)
S&P MidCap 400 Index:
2022	530,870	45.37	24,087,453	0.96	1.40	(14.53)
2021	501,597	53.09	26,628,010	0.87	1.40	22.70
2020	461,158	43.27	19,952,574	1.25	1.40	11.76
2019	474,034	38.71	18,351,780	1.18	1.40	24.09
2018	460,810	31.20	14,376,140	1.21	1.40	(12.56)

42

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Federated Hermes Insurance Series Fund:
Quality Bond:
2022	2,468,361	$10.97	$27,072,889	2.57%	1.40%	(10.53%)
2021	2,690,192	12.26	32,977,221	2.47	1.40	(2.76)
2020	2,554,857	12.61	32,206,201	2.64	1.40	6.63
2019	2,255,753	11.82	26,668,568	2.74	1.40	7.93
2018	1,901,255	10.95	20,825,545	2.98	1.40	(1.97)
Government Money:
2022	960,639	9.18	8,816,604	–	1.40	(0.24)
2021	680,577	9.20	6,260,994	–	1.40	(1.38)
2020	625,632	9.33	5,836,010	0.09	1.40	(1.18)
2019	259,648	9.44	2,450,944	–	1.40	0.24
2018	130,467	9.42	1,228,611	1.27	1.40	(0.15)
Managed Volatility:
2022	484,298	26.59	12,879,573	1.90	1.40	(14.94)
2021	498,143	31.27	15,575,333	1.78	1.40	16.88
2020	508,651	26.75	13,607,530	2.63	1.40	(0.46)
2019	587,457	26.88	15,788,770	2.14	1.40	18.57
2018	657,096	22.67	14,894,759	2.60	1.40	(9.76)

Fidelity® Variable Insurance Products Funds:
Balanced (8):
2022	346,813	9.03	3,131,272	1.26	1.40	(19.32)
2021	167,736	11.19	1,876,984	1.38	1.40	11.80
Contrafund:
2022	1,452,822	46.07	66,925,819	0.51	1.40	(27.33)
2021	1,475,384	63.39	93,524,621	0.06	1.40	26.07
2020	1,405,562	50.28	70,673,518	0.25	1.40	28.76
2019	1,398,475	39.05	54,609,061	0.47	1.40	29.76
2018	1,364,336	30.09	41,056,724	0.73	1.40	(7.68)
Energy:
2022	1,156,800	11.91	13,772,817	2.32	1.40	60.63
2021	917,898	7.41	6,803,674	2.28	1.40	52.69
2020	841,054	4.85	4,082,707	2.59	1.40	(33.81)
2019	690,361	7.33	5,062,978	1.79	1.40	8.31
2018	747,943	6.77	5,064,519	0.69	1.40	(25.81)

43

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Fidelity® Variable Insurance Products Funds (continued):
Freedom 2015:
2022	79,779	$18.39	$1,466,973	2.15%	1.40%	(15.78%)
2021	86,710	21.83	1,893,062	1.07	1.40	6.21
2020	91,817	20.56	1,887,383	1.35	1.40	12.27
2019	89,929	18.31	1,646,473	1.99	1.40	16.63
2018	104,862	15.70	1,646,153	1.47	1.40	(6.39)
Freedom 2020:
2022	365,952	19.59	7,168,330	2.09	1.40	(16.85)
2021	388,539	23.56	9,153,111	1.08	1.40	7.96
2020	380,094	21.82	8,293,983	1.25	1.40	13.47
2019	394,855	19.23	7.593,244	2.11	1.40	18.47
2018	408,728	16.23	6,634,632	1.63	1.40	(7.17)
Freedom 2025:
2022	525,366	21.08	11,076,316	2.02	1.40	(17.58)
2021	560,078	25.58	14,326,741	1.07	1.40	9.30
2020	577,860	23.40	13,523,317	1.30	1.40	14.35
2019	557,834	20.47	11,463,237	2.17	1.40	20.17
2018	513,739	17.03	8,790,123	1.50	1.40	(7.81)
Freedom 2030:
2022	1,017,707	21.70	22,086,716	1.94	1.40	(18.02)
2021	1,023,718	26.47	27,099,978	1.09	1.40	10.82
2020	1,036,463	23.89	24,758,430	1.32	1.40	15.28
2019	926,194	20.72	19,192,640	2.03	1.40	22.71
2018	910,806	16.89	15,380,770	1.47	1.40	(9.06)
Freedom 2035:
2022	787,441	14.57	11,476,305	1.72	1.40	(18.83)
2021	743,809	17.95	13,354,829	1.09	1.40	13.86
2020	680,000	15.77	10,722,796	1.15	1.40	16.64
2019	607,036	13.52	8,206,352	1.98	1.40	25.73
2018	481,857	10.75	5,181,032	1.31	1.40	(10.56)
Freedom 2040:
2022	381,853	14.95	5,709,611	1.65	1.40	(19.38)
2021	368,079	18.55	6,826,710	0.95	1.40	16.21
2020	338,630	15.96	5,404,626	1.05	1.40	17.63
2019	325,119	13.57	4,411,162	1.85	1.40	26.75
2018	305,559	10.70	3,270,862	1.46	1.40	(11.14)
Freedom 2045:
2022	265,573	14.95	3,970,002	1.64	1.40	(19.38)
2021	253,882	18.54	4,707,500	1.00	1.40	16.20
2020	210,752	15.96	3,362,914	1.04	1.40	17.62
2019	177,345	13.57	2,405,906	1.94	1.40	26.79
2018	151,438	10.70	1,620,295	1.45	1.40	(11.14)

44

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Fidelity® Variable Insurance Products Funds (continued):
Freedom 2050:
2022	389,882	$14.95	$5,827,133	1.63%	1.40%	(19.35%)
2021	389,446	18.53	7,217,238	1.02	1.40	16.21
2020	347,295	15.95	5,538,492	1.04	1.40	17.63
2019	330,250	13.56	4,477,206	1.87	1.40	26.74
2018	302,396	10.70	3,234,733	1.30	1.40	(11.14)
Freedom 2055 (8):
2022	26,158	8.90	232,908	2.13	1.40	(19.38)
2021	2,181	11.04	24,088	2.96	1.40	11.18
Freedom 2060 (8):
2022	7,844	8.91	69,914	2.95	1.40	(19.32)
2021	1,990	11.05	21,987	3.53	1.40	11.12
Freedom 2065 (8):
2022	15,326	8.91	136,591	2.50	1.40	(19.35)
2021	1,618	11.05	17,883	2.45	1.40	11.17
Growth:
2022	563,452	57.71	32,518,190	0.62	1.40	(25.50)
2021	599,434	77.46	46,434,887	-	1.40	21.51
2020	575,651	63.75	36,697,394	0.07	1.40	41.91
2019	566,752	44.92	25,460,280	0.26	1.40	32.46
2018	494,762	33.91	16,779,677	0.25	1.40	(1.55)
Growth & Income:
2022	361,414	37.06	13,395,322	1.69	1.40	(6.26)
2021	346,559	39.54	13,702,446	2.48	1.40	24.21
2020	325,078	31.83	10,347,737	2.12	1.40	6.36
2019	334,328	29.93	10,005,970	3.58	1.40	28.26
2018	345,192	23.33	8,055,005	0.34	1.40	(10.25)
High Income:
2022	1,101,104	25.03	27,560,555	4.94	1.40	(12.89)
2021	1,223,032	28.73	35,142,856	5.42	1.40	2.85
2020	1,136,185	27.94	31,742,550	5.03	1.40	1.01
2019	1,139,497	27.66	31,531,720	5.33	1.40	13.18
2018	1,044,364	24.44	25,534,889	5.73	1.40	(4.96)
Index 500:
2022	1,828,287	39.57	72,350,640	1.49	1.40	(19.34)
2021	1,774,326	49.06	87,051,044	1.28	1.40	26.80
2020	1,680,000	38.69	65,001,320	1.76	1.40	16.61
2019	1,656,030	33.18	54,948,594	2.01	1.40	29.54
2018	1,557,063	25.61	39,884,067	1.93	1.40	(5.82)

45

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Fidelity® Variable Insurance Products Funds (continued):
Mid-Cap:
2022	535,369	$47.27	$25,308,472	0.27%	1.40%	(16.14%)
2021	559,604	56.37	31,545,419	0.37	1.40	23.58
2020	578,483	45.62	26,388,169	0.40	1.40	16.24
2019	630,491	39.24	24,742,414	0.67	1.40	21.47
2018	642,902	32.31	20,769,814	0.41	1.40	(13.06)
Overseas:
2022	348,851	26.98	9,413,519	1.06	1.40	(25.53)
2021	358,094	36.23	12,974,943	0.53	1.40	18.05
2020	358,534	30.69	11,004,849	0.44	1.40	14.02
2019	384,942	26.92	10,362,762	1.74	1.40	26.00
2018	400,857	21.36	8,564,303	1.62	1.40	(15.99)
Real Estate:
2022	1,072,184	14.71	15,768,948	1.29	1.40	(28.51)
2021	1,145,976	20.57	23,576,332	1.14	1.40	37.07
2020	1,269,885	15.01	19,059,609	2.17	1.40	(7.84)
2019	1,303,668	16.29	21,239,495	1.72	1.40	21.52
2018	1,339,371	13.40	17,957,403	2.82	1.40	(7.52)
Strategic Income (8):
2022	129,300	8.86	1,146,196	3.73	1.40	(12.74)
2021	98,849	10.16	1,004,178	5.67	1.40	2.51
Technology (8):
2022	302,196	7.78	2,351,940	-	1.40	(36.74)
2021	203,472	12.30	2,503,345	-	1.40	27.31

Franklin Templeton Variable Insurance Products Trust:
DynaTech (8):
2022	836,879	6.56	5,491,952	-	1.40	(40.79)
2021	397,777	11.08	4,408,307	-	1.40	15.36
Income (8):
2022	666,613	10.28	6,855,924	5.04	1.40	(6.78)
2021	364,940	11.03	4,026,134	3.22	1.40	8.27
Rising Dividends (8):
2022	728,543	10.94	7,972,592	1.07	1.40	(11.58)
2021	432,322	12.38	5,350,609	0.81	1.40	20.74
Small Cap Value (8):
2022	184,077	9.45	1,738,627	0.97	1.40	(11.30)
2021	102,267	10.65	1,050,668	0.83	1.40	3.74
Small-Mid Cap Growth (8):
2022	186,289	6.73	1,253,229	-	1.40	(34.44)
2021	98,665	10.26	1,049,372	-	1.40	8.78

46

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Franklin Templeton Variable Insurance Products Trust (continued):
Strategic Income (8):
2022	143,097	$8.86	$1,268,529	4.60%	1.40%	(11.98%)
2021	74,490	10.07	750,237	1.85	1.40	1.73

JPMorgan Insurance Trust:
Mid Cap Value:
2022	495,008	49.06	24,285,095	0.96	1.40	(17.24)
2021	513,523	54.16	27,814,726	0.90	1.40	28.09
2020	535,429	42.29	22,640,850	1.47	1.40	(1.02)
2019	577,539	42.72	24,672,161	1.60	1.40	25.01
2018	595,297	34.17	20,342,824	0.97	1.40	(13.06)
Small Cap Core:
2022	618,426	44.83	27,722,074	0.45	1.40	(12.95)
2021	652,177	56.36	36,757,086	0.51	1.40	19.71
2020	661,977	47.08	31,166,769	0.96	1.40	12.12
2019	695,083	38.71	29,188,833	0.39	1.40	22.86
2018	633,936	34.18	21,668,405	0.37	1.40	(13.15)

T. Rowe Price Equity Series, Inc.:
All-Cap Opportunities (7):
2022	764,369	71.21	54,429,803	–	1.40	(22.59)
2021	811,456	91.99	74,647,653	–	1.40	19.13
2020	787,401	77.22	60,803,597	–	1.40	42.38
2019	752,663	54.23	40,820,639	0.44	1.40	33.67
2018	649,050	40.76	26,453,832	0.18	1.40	(0.25)
Equity Income:
2022	576,994	31.80	18,347,709	1.86	1.40	(4.67)
2021	607,298	33.36	20,258,188	1.57	1.40	23.82
2020	642,489	26.94	17,309,477	2.35	1.40	(0.21)
2019	660,830	26.99	17,841,830	2.32	1.40	24.65
2018	680,996	21.66	14,749,888	2.03	1.40	(10.76)
Health Sciences:
2022	2,224,607	17.20	38,261,925	–	1.40	(13.68)
2021	2,371,064	19.93	47,244,320	–	1.40	11.54
2020	2,325,015	17.86	41,533,305	–	1.40	27.83
2019	2,362,547	13.97	33,015,403	–	1.40	27.16
2018	2,166,869	10.99	23,812,314	–	1.40	(0.30)
Mid-Cap Growth:
2022	1,142,534	72.21	82,505,259	–	1.40	(23.65)
2021	1,171,109	94.58	110,761,797	–	1.40	13.26
2020	1,131,489	83.50	94,482,352	–	1.40	22.10
2019	1,150.292	68.39	78,669,675	0.15	1.40	29.48
2018	1,007,678	52.82	53,245,105	–	1.40	(3.39)

47

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
T. Rowe Price Equity Series, Inc. (continued):
Moderate Allocation:
2022	1,334,831	$27.20	$36,313,469	1.55%	1.40%	(19.44%)
2021	1,410,438	33.77	47,630,103	0.99	1.40	8.54
2020	1,381,491	31.11	42,890,731	1.38	1.40	12.96
2019	1,375,903	27.54	37,895,946	1.97	1.40	18.15
2018	1,331,466	23.31	31,039,201	1.83	1.40	(6.39)
International Stock:
2022	422,277	20.48	8,646,799	0.75	1.40	(16.98)
2021	455,900	24.66	11,243,958	0.59	1.40	(0.08)
2020	452,714	24.68	11,174,051	0.59	1.40	12.87
2019	463,934	21.87	10,145,345	2.43	1.40	26.01
2018	454,262	17.35	7,886,665	1.39	1.40	(15.40)

(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized certificate expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to certificate owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

(4)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(5)	BNY Mellon International Equity Portfolio was liquidated on or about April 30, 2020.

(6)	Formerly American Funds IS Global Growth and Income Fund. The fund’s name changed effective May 1, 2021.

(7)	Formerly New America Growth Portfolio. The fund’s name changed effective May 1, 2021.

(8)	Subaccounts commenced on February 25, 2021.

48

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2022

7. Subsequent Events

The Account is not aware of any transactions or events, which occurred after the Statements of Assets and Liabilities date and before the financial statements were issued on April 20, 2023, which would require recognition or disclosure.

49

Modern Woodmen
FRATERNAL FINANCIAL

Touching lives. Securing futures.®

Financial Statements – Statutory Basis

Modern Woodmen of America
Years Ended December 31, 2022, 2021 and 2020
With Reports of Independent Auditors

Modern Woodmen of America

Financial Statements – Statutory Basis

Years Ended December 31, 2022, 2021, and 2020

Ernst & Young LLP Suite 3100 801 Grand Avenue Des Moines, IA 50309-2764	Tel: +1 515 243 2727 ey.com

Report of Independent Auditors

Board of Directors
Modern Woodmen of America

Opinion

We have audited the combined statutory-basis financial statements of Modern Woodmen of America (the Society), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of operations, changes in surplus and cash flow for the three years then ended, and the related notes to the financial statements collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the Society’s accompanying financial statements present fairly, in all material respects, the financial position of the Society at December 31, 2022 and 2021, and the results of its operations and its cash flows for the three years then ended, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Society at December 31, 2022 and 2021 or the results of its operations or its cash flows for the three years then ended.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Society and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Society prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Insurance , which is a basis of accounting other than accounting principles generally accepted in

A member firm of Ernst & Young Global Limited

the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Society’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

A member firm of Ernst & Young Global Limited

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Society’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Society’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

April 20, 2023

A member firm of Ernst & Young Global Limited

Modern Woodmen of America

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	December 31
	2022	2021
Admitted assets
Cash and short-term investments	$238,086	$740,324
Investments:
Bonds:
Government	1,150,849	1,320,247
Industrial and miscellaneous	11,555,122	10,926,386
	12,705,971	12,246,633

Preferred Stocks (cost: 2022 - $84,158; 2021 - $59,846)	71,038	60,780
Common stocks:
Unaffiliated companies (cost: 2022 - $621,145; 2021 - $558,626)	1,002,862	1,222,999
Affiliated companies (cost: 2022 - $17,025; 2021 - $17,025)	2,698	2,864
	1,005,560	1,225,863

Mortgage loans	319,463	124,946
Real estate:
Property occupied by the Society	17,194	15,818

Certificateholders’ loans	127,293	131,069
Securities lending reinvested collateral assets	295,224	398,620
Other invested assets	1,112,657	1,026,522
Total cash and invested assets	15,892,486	15,970,575

Investment income due and accrued	122,990	104,716
Electronic data processing equipment	753	1,268
Receivable from affiliates	290	1,075
Other assets	32,775	34,847
Separate account assets	1,089,109	1,374,031
Total admitted assets	$17,138,403	$17,486,512

Modern Woodmen of America

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	December 31
	2022	2021
Liabilities and surplus
Liabilities:
Aggregate reserves for certificates and contracts:
Life and annuity	$10,599,540	$10,230,876
Accident and health	1,344	1,437
Certificate and contract claims	47,281	42,314
Other certificateholders’ funds	3,356	3,795
Dividends payable to certificateholders	10,660	9,900
Accrued commissions, general expenses, and taxes	22,166	19,450
Payable for securities	390	48,998
Payable for securities lending collateral	295,224	398,620
FHLB advances	722,027	586,091
Other liabilities	1,657,958	1,773,462
Liability for employees’ and fieldworkers’ benefits	78,529	74,077
Interest maintenance reserve	-	26,319
Asset valuation reserve	194,783	497,471
Separate account liabilities	1,089,109	1,374,031
Total liabilities	14,722,367	15,086,841

Surplus:
Unassigned and other surplus funds	2,416,036	2,399,671
Total surplus	2,416,036	2,399,671

Total liabilities and surplus	$17,138,403	$17,486,512

See accompanying notes.

Modern Woodmen of America

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2022	2021	2020
Income:
Premiums and other considerations:
Life	$270,877	$273,296	$259,641
Annuities	834,705	(2,573,929)	656,548
Accident and Health	37	41	48
Investment income, net of investment expenses	581,119	690,161	597,512
Amortization of interest maintenance reserve	5,872	8,611	10,729
Other (loss) income	13,052	(297,630)	15,556
Total income	1,705,662	(1,899,450)	1,540,034

Benefits and expenses:
Benefits:
Life	269,971	253,155	245,940
Annuities	747,271	686,106	824,829
Accident and Health	244	311	308
Increase (decrease) in aggregate reserves for certificates and contracts and other certificateholders’ funds	365,942	(2,931,012)	236,245
Employees’ and fieldworkers’ benefit plans	2,508	(92,806)	8,695
Commissions	54,166	56,810	50,313
General insurance expenses	103,652	97,025	100,068
Insurance, taxes, licenses, and fees	6,699	9,030	6,627
Net transfers to separate accounts	17,740	77,143	7,173
	1,568,193	(1,844,238)	1,480,198
Fraternal, charitable, and benevolent expenses	17,532	22,229	20,188
Total benefits and expenses	1,585,725	(1,822,009)	1,500,386

Net gain (loss) from operations before dividends to certificateholders and net realized capital gains	119,937	(77,441)	39,648

Dividends to certificateholders	10,438	9,675	9,055
Net gain (loss) from operations before net realized capital gains	109,499	(87,116)	30,593

Net realized capital gains	8,196	170,288	93,835
Net income	$117,695	$83,172	$124,428

See accompanying notes.

Modern Woodmen of America

Statements of Changes in Surplus – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2022	2021	2020

Surplus, Balance at beginning of year	$2,399,671	$2,247,857	$2,018,309
Net income	117,695	83,172	124,428
Change in net unrealized capital gains and losses	(405,136)	139,248	176,660
Change in asset valuation reserve	302,688	(84,895)	(86,471)
Change in nonadmitted assets	12,085	(90,611)	(1,351)
Pension/postretirement plan adjustments	(11,001)	104,901	16,211
Other increases (decreases), net	34	(1)	71
Surplus, Balance at end of year	$2,416,036	$2,399,671	$2,247,857

See accompanying notes.

Modern Woodmen of America

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2022	2021	2020
Operating activities
Premium and annuity considerations	$1,105,108	$646,057	$916,306
Investment income, net	566,262	711,727	601,035
Miscellaneous income	28,897	29,034	20,821
Total cash provided by operations	1,700,267	1,386,818	1,538,162

Benefit and loss-related payments	(1,027,657)	(1,081,919)	(1,060,185)
Commissions and other expenses paid	(192,066)	(190,053)	(188,716)
Dividends paid to certificateholders	(9,678)	(8,836)	(8,085)
Net transfers to separate accounts	(4,724)	(83,189)	(13,264)
Total cash used in operations	(1,234,125)	(1,363,997)	(1,270,250)
Net cash provided by operating activities	466,142	22,821	267,912

Investing activities
Proceeds from investments sold or matured:
Bonds	2,859,612	4,832,621	1,943,404
Stocks	90,972	274,736	184,285
Mortgage loans	27,594	51,751	40,188
Real Estate	–	–	497
Other invested assets	95,660	105,954	74,105
Miscellaneous proceeds	110,891	83,035	–
Total investment proceeds	3,184,729	5,348,097	2,242,479

Cash applied, cost of investments acquired:
Bonds	(3,378,464)	(4,831,699)	(1,638,111)
Stocks	(167,060)	(351,678)	(78,174)
Mortgage loans	(224,937)	(55,284)	–
Real estate	(3,336)	(524)	(1,742)
Other invested assets	(294,518)	(375,706)	(252,028)
Miscellaneous applications	(48,608)	(5,336)	(73,611)
Total investment applications	(4,116,923)	(5,620,227)	(2,043,666)

Net decrease in certificateholders’ loans	3,846	8,422	8,305
Net cash provided by (used in) investing activities	(928,348)	(263,708)	207,118

Financing and miscellaneous activities
Cash (used) provided:
FHLB advances (repayments)	135,936	(29,768)	47,953
Securities lending	2,630	18,563	(1,725)
Other cash (used) provided	(178,598)	34,428	73,376
Net cash (used) provided by financing and miscellaneous activities	(40,032)	23,223	119,604

Net (decrease) increase in cash and short-term investments	(502,238)	(217,664)	594,634
Cash and short-term investments at beginning of year	740,324	957,988	363,354
Cash and short-term investments at end of year	$238,086	$740,324	$957,988

Supplement disclosure of cash flow information for non-cash transactions
Reinsurance activity settled in bonds (operating)	$–	$1,264,732	$–
Reinsurance activity settled in bonds (investing)	–	(1,264,732)	–
Reinsurance activity to establish funds withheld under coinsurance liability (operating)	–	1,586,725	–
Reinsurance activity to establish funds withheld under coinsurance liability (financing)	–	(1,586,725)	–
Reinsurance activity settled in mortgage loans (operating)	–	311,189	–
Reinsurance activity settled in mortgage loans (investing)	–	(311,189)	–
Reinsurance ceding commission	–	215,947	–

See accompanying notes.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements

(Dollars in Thousands)

December 31, 2022

1. Nature of Operations and Significant Accounting Policies

Description of Business

Modern Woodmen of America (the Society) was incorporated on May 5, 1884, in the state of Illinois, as a tax-exempt fraternal benefit society. The Society is licensed to sell insurance in every state except Alaska, Hawaii, and New York. The majority of the Society’s business is in the midwestern and southeastern portions of the United States.

MWA Financial Services, Inc. was established as a wholly owned subsidiary of the Society on February 2, 2001, operating as an introducing broker-dealer to engage in the sales of nonproprietary mutual funds, equity securities, and variable products offered by the Society to its members. The equity securities and certain nonproprietary products are cleared through Pershing LLC.

MWAGIA, Inc. was established on September 6, 2001, as a wholly owned subsidiary of MWA Financial Services, Inc. The subsidiary is involved in the sale of nonproprietary insurance products through the Society’s agents licensed to sell this type of coverage.

Significant Risks

The following is a description of what management believes to be significant risks facing diversified financial service organizations and how the Society mitigates those risks:

•	Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. The Society mitigates this risk by offering a wide range of products and operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices that identify and minimize the adverse impact of this risk.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1.  Nature of Operations and Significant Accounting Policies (continued)

•	Credit risk is the risk that issuers of securities owned by the Society or borrowers on mortgage loans on real estate will default or that other parties that owe the Society money will not pay. The Society minimizes this risk by adhering to a conservative investment strategy and by maintaining sound credit and collection policies. The Society mitigates this risk by only entering into transactions with creditworthy counterparties.

•	Interest rate risk is the risk that interest rates will change and cause a decrease in the value of the Society’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. The Society mitigates this risk by charging fees for certain certificateholders’ contract terminations, by offering products that transfer this risk to the purchaser, and by attempting to match the maturity schedule of its assets with the expected payout of its liabilities.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Society’s statutory-basis financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the statutory-basis financial statements and accompanying notes.

Basis of Presentation

The Society’s financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Illinois Department of Insurance (statutory accounting practices), which practices differ in some respects from U.S. generally accepted accounting principles (GAAP).

The more significant differences between statutory accounting practices and GAAP follow.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners’ (NAIC) rating for statutory purposes. For GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of surplus for those designated as available-for-sale.

All single-class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An OTTI is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. If it is determined that an OTTI has occurred as a result of the cash flow analysis, the security is written down to the estimated future cash flows discounted at the security’s effective interest rate. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

Changes in unrealized capital gains and losses on common stock are charged to surplus for statutory purposes. For GAAP purposes unrealized gains and losses are a component income.

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS, and ABS securities), other than high-credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

OTTI is separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in other comprehensive income (OCI). If high-credit quality securities are adjusted, the retrospective method is used.

Investment and foreclosed real estate are carried at the lower of cost or fair value and are reported net of related obligations for statutory purposes rather than at cost less accumulated depreciation under GAAP. Investment income and operating expenses include imputed rent for the Society’s occupancy of those properties for statutory purposes.

Under a formula determined by the NAIC, the Society defers in the Interest Maintenance Reserve (IMR) the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in operations net of transfers to the IMR for statutory purposes rather than reported in the statements of operations in the period that the asset giving rise to the gain or loss is sold under GAAP.

Declines in the value of investments due to noninterest-related risk are provided for through the establishment of an NAIC formula-determined statutory asset valuation reserve (AVR) with changes charged directly to surplus, rather than solely through recognition in the statements of operations for declines in value, when such declines are judged to be other than temporary under GAAP.

The accounts and operations of the Society’s subsidiaries are not consolidated with the accounts and operations of the Society as would be required under GAAP.

The costs of acquiring and renewing business are charged to current operations as incurred for statutory purposes rather than deferred and amortized over the premium-paying period or in proportion to the present value of expected gross profit margins for GAAP purposes.

Certain assets designated as nonadmitted are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent these assets are not impaired.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Certificate reserves on traditional life insurance products are based on statutory mortality rates and interest, which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals used for GAAP purposes, which include a provision for possible unfavorable deviation from such assumptions.

Certificate reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values under GAAP.

Expense allowances on reinsurance ceded are credited to income at the time the premium is ceded rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. In addition, liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets, as would be required under GAAP.

Revenues for universal life-type policies and annuity policies consist of the entire premiums received, and benefits incurred represent the total death benefits paid and the change in policy reserves for statutory purposes. Under GAAP, revenues include only policy charges for the cost of insurance, certificate initiation and administration, surrender charges, and other fees that have been assessed against certificate account values, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

For purposes of calculating the Society’s pension and postretirement benefit obligations, any postretirement benefit plan or other retirement benefit plan in an overfunded status recorded as an asset is considered non-admitted for statutory-basis accounting. In addition, unrecognized gains or losses and unrecognized service costs are included in OCI under GAAP and not recognized under statutory accounting practices.

Dividends to certificateholders are recognized when declared for statutory purposes rather than over the term of the related policies under GAAP.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

For securities lending programs, cash collateral received which may be sold or repledged by the Society is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Society’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

Other significant statutory accounting practices follow.

Cash and Short-Term Investments

In connection with the preparation of its statutory-basis statements of cash flow, the Society considers all highly liquid investments with a maturity of one year or less when purchased to be short-term investments. These investments have been valued at amortized cost, which approximates fair value.

Investments

Securities are valued in accordance with methods prescribed by the NAIC. Bonds are stated principally at cost, adjusted for amortization of premiums and accretion of discounts, both computed using the interest method. Preferred stocks are stated principally at cost. Common stocks are reported at fair value, as determined by the Securities Valuation Office of the NAIC (SVO) for unaffiliated companies, if available, with changes in unrealized gains or losses credited or charged directly to surplus. For the Society’s noninsurance subsidiaries, the common stock is reported based on underlying GAAP equity. Minor ownership interests in limited partnerships are also carried at a related share of GAAP equity.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Mortgage loans are predominantly first liens on large commercial buildings and are stated primarily at the unpaid principal balance. The Society records impaired loans at the present value of expected future cash flows discounted at the loan’s effective interest rate, or as an expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral-dependent. A loan is impaired when it is probable that the creditor will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement.

Certificateholders’ loans are reported at unpaid principal balance.

Land is reported at cost. Real estate occupied by the Society, real estate held for the production of income, and real estate held for sale are reported at depreciated cost net of related obligations. Real estate that the Society has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized gains and losses on sales are determined on the basis of specific identification of investments. Changes in admitted asset carrying amounts of bonds and common stocks are generally credited or charged directly to unassigned and other surplus funds. However, the carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its estimated fair value, and a specific write-down through realized losses is taken, except for certain mortgage and asset backed securities. For mortgage and asset backed securities where the Society has the ability and intent to hold until recovery, the carrying values are written down through realized losses to the extent the estimated future cash flows discounted at the original effective interest rate are less than the carrying amount. For those same mortgage and asset backed securities, the difference between the estimated discounted cash flows and fair value is charged directly to surplus.

The AVR provides a reserve for losses from investments in bonds, preferred and common stocks, mortgage loans, real estate, and other invested assets, with related increases or decreases being recorded directly to surplus. Unrealized capital gains and losses on investments, including changes in mortgage and security reserves, are recorded directly in surplus.

The IMR primarily defers certain interest-related gains and losses on sales of fixed income securities, which are amortized into net investment income over the estimated remaining lives of the investments sold.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

The Society’s investment policy requires it to maintain a diversified, high average quality debt securities portfolio and imposes limits on holdings of lower quality securities, including those with heightened risk-reward exposure. Credit exposure is regularly monitored on an overall basis and from industry, geographic, and individual issuer perspectives. Duration/cash flow characteristics of fixed-income investments are compared with those of insurance liabilities to ascertain that durations are prudently managed.

Interest income is recognized on an accrual basis. Dividends are recorded on the ex-dividend date. Income is generally not recorded on investments when there is evidence of default or another indication that such amounts will not be collected. There was no excluded investment income for the years ended December 31, 2022, 2021, or 2020.

Electronic Data Processing

The admitted value of the Society’s electronic data processing equipment is limited to 3% of surplus. The admitted portion is reported at cost, less accumulated depreciation of $7,000 and $8,731 in 2022 and 2021, respectively. Depreciation expense is computed using the straight-line method over the lesser of the useful lives of the assets or three years. Depreciation expense charged to operations in 2022, 2021, and 2020 was $762, $1,738, and $2,280, respectively.

Reserves for Life, Annuity, and Accident and Health Certificates

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than, or equal to, the minimum or guaranteed certificate cash values or the amounts required by the Illinois Department of Insurance. The Society returns premiums beyond the month of death. Surrender values on certificates do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force. At December 31, 2014, the Society established $51,000 in additional reserves related to cash flow testing. These additional reserves were released as of December 31, 2021. As of December 31, 2022 no additional reserves related to cash flow testing were established.

As of December 31, 2022 and 2021, deficiency reserves held by the Society were $120,938 and $140,970, respectively.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, midterminal reserves are based on an approximate multiple of the standard mortality rates. For flat extra ratings, midterminal reserves are based on the standard or substandard mortality rates increased by one half of the gross annual premium.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is also determined by formula.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of all reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and cash basis evaluations. Although considerable variability is inherent in such estimates, the Society believes that the liability for unpaid claims is adequate. These estimates are continually reviewed, and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

The liabilities related to guaranteed investment contracts and certificateholder funds left on deposit with the Society generally are equal to fund balances less applicable surrender charges.

The Society started to calculate reserves for life products using VM-20 beginning with 2020 issues.

For variable annuities, the Society complies with VM-21, which replaces Actuarial Guidelines 43. VM-21 specifies statutory reserve requirements for all variable annuities. The aggregate reserve for contracts falling within the scope of these requirements equal the stochastic reserve plus the additional standard projection amount less any applicable pretax interest maintenance reserve. The Society did not use the Alternate Methodology or Phase-in for any contracts.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2022 and 2021, the Society had variable annuities with minimum guaranteed benefits as follows:

	Subjected	Amount of	Reinsurance
	Account	Reserves	Reserve
Benefit and Type of Risk	Value	Held	Credit
December 31, 2022
Guaranteed minimum death benefit	$1,641,410	$1,596,230	$–
December 31, 2021
Guaranteed minimum death benefit	$1,864,210	$1,807,391	$–

Revenue Recognition and Related Expenses

Life premiums are recognized as income over the premium paying period of the related certificates. Annuity considerations are recognized as revenue when received. Deposits on contracts with no mortality or morbidity risk are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as commissions, are charged to operations as incurred.

Dividends to Certificateholders

Dividends to certificateholders are expensed as incurred. Dividend rates are established by the Society’s Board of Directors. Participating business written accounted for substantially all of total premiums earned in 2022, 2021, and 2020.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are for individual variable annuities with a nonguaranteed return, and for which the certificateholder, rather than the Society, bears the investment risk. Separate account assets, which consist of investments in mutual funds, are reported at estimated fair value. Revenues and expenses related to the separate accounts, to the extent of benefits paid or provided to the separate accounts’ certificateholders, are excluded from the amounts reported in the accompanying statements of operations. Fees charged on separate account certificateholder deposits are included in other income.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Other

Nonadmitted assets (principally certain investments, receivables, and furniture and equipment) have been excluded from the balance sheets by a charge to surplus.

Accounting Changes and Corrections of Errors

There were no accounting chages or corrections of errors during 2022, 2021 and 2020.

Recent Accounting Pronouncements

The Inflation Reduction Act (Act) was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT). The Act and the CAMT go into effect for tax years beginning after 2022. Statutory Accounting Principles Working Group Interpretation INT 22-02 provides reporting and disclosure requirements related to the Act. The Society is a tax-exempt fraternal benefit society and will not be subject to the CAMT in 2023.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments

The amortized cost and estimated fair value of bonds and preferred and common stocks as of December 31, 2022 and 2021, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2022
Bonds:
U.S. government and agencies	$1,023,742	$535	$(135,122)	$889,155
States and political subdivisions	127,107	65	(20,388)	106,784
Corporate securities	8,372,240	12,842	(678,925)	7,706,157
Mortgage and asset-backed securities	3,146,288	6,564	(309,461)	2,843,391
Bond ETFs	36,594	-	-	36,594
	$12,705,971	$20,006	$(1,143,896)	$11,582,081
Preferred stocks	$84,158	$-	$(13,120)	$71,038
Common stocks – unaffiliated	$621,145	$434,807	$(53,090)	$1,002,862

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2021
Bonds:
U.S. government and agencies	$1,174,525	$31,170	$(8,168)	$1,197,527
States and political subdivisions	145,722	6,828	(290)	152,260
Corporate securities	8,557,899	507,427	(19,180)	9,046,146
Mortgage and asset-backed securities	2,346,299	45,599	(4,008)	2,387,890
Bond ETFs	22,188	-	-	22,188
	$12,246,633	$591,024	$(31,646)	$12,806,011
Preferred stocks	$59,846	$934	$-	$60,780
Common stocks – unaffiliated	$558,626	$676,759	$(12,386)	$1,222,999

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

The following tables show amortized costs, gross unrealized losses, and fair values of bonds aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	December 31, 2022
	Carrying Value	Gross Unrealized Loss	Estimated Fair Value
Less than 12 months:
U.S. government and agencies	$655,715	$(68,662)	$587,053
States and political subdivisions	107,357	(15,743)	91,614
Corporate securities	6,806,517	(417,765)	6,388,752
Mortgage and asset-backed securities	2,165,095	(182,372)	1,982,723
	9,734,684	(684,542)	9,050,142

Greater than 12 months:
U.S. government and agencies	341,741	(66,460)	275,281
States and political subdivisions	14,656	(4,645)	10,011
Corporate securities	1,070,548	(261,160)	809,388
Mortgage and asset-backed securities	801,074	(127,089)	673,985
	2,228,019	(459,354)	1,768,665
Total	$11,962,703	$(1,143,896)	$10,818,807

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

	December 31, 2021
	Carrying Value	Gross Unrealized Loss	Estimated Fair Value
Less than 12 months:
U.S. government and agencies	$503,810	$(7,427)	$496,383
States and political subdivisions	11,480	(290)	11,190
Corporate securities	781,611	(16,014)	765,597
Mortgage and asset-backed securities	755,757	(3,936)	751,821
	2,052,658	(27,667)	2,024,991

Greater than 12 months:
U.S. government and agencies	8,039	(741)	7,298
Corporate securities	94,237	(3,166)	91,071
Mortgage and asset-backed securities	13,440	(72)	13,368
	115,716	(3,979)	111,737
Total	$2,168,374	$(31,646)	$2,136,728

Included in the above tables are 2,006 securities from 1,139 issuers at December 31, 2022, and 370 securities from 321 issuers at December 31, 2021. Approximately 87% and 74% of the unrealized losses on fixed maturity securities are on securities that are rated investment grade at December 31, 2022 and 2021, respectively. Investment grade securities are defined as those securities rated a “1” or “2” by the SVO. Unrealized losses on investment grade securities are principally related to changes in market interest rates or changes in credit spreads since the securities were acquired.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

The Society defines its exposure to subprime mortgages as those securities that are not backed by FNMA, FHLMC, or GNMA; whole loans not classified as either Prime or Alt-A; and any CDO that has exposure to subprime collateral. The Society does not buy any subprime collateral directly. All exposure to subprime collateral was taken thru the CDO structure with managers that had significant experience in investing in this asset class. The Society monitors its whole loan portfolio closely for signs of mortgage-related risk exposure. The whole loan positions were rated the equivalent of an NAIC 1 with the exception of one position that was an equivalent of an NAIC 4 at December 31, 2022. The whole loan positions were rated the equivalent of an NAIC 1 with the exception of one position that was an equivalent of an NAIC 3 at December 31, 2021. The whole loan positions showed no signs that any were impaired.

The Society monitors the financial condition and operations of the securities rated below investment grade and of certain investment grade securities for which it has concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, the Society reviews factors such as:

•	Historical operating trends.

•	Business prospects.

•	Status of the industry in which the issuer operates.

•	Quality of management.

•	Size of the unrealized loss.

•	Length of time the security has been in an unrealized loss position.

•	Whether or not the Society plans to sell a security prior to its maturity at an amount below its carrying amount.

•	Whether or not the Society has the ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount.

The Society believes the issuers of the securities in an unrealized loss position will continue to make payments as scheduled, and the Society has the ability and intent to hold these securities until they recover in value or mature.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

At December 31, 2022, the Society had $35,360 of gross unrealized losses on equity securities with an estimated fair value of $99,744 that have been in an unrealized loss position for more than one year and $30,849 of gross unrealized losses on equity securities with an estimated fair value of $160,438 that have been in an unrealized loss position for less than one year. At December 31, 2021, the Society had $626 of gross unrealized losses on equity securities with an estimated fair value of $1,215 that have been in an unrealized loss position for more than one year and $11,760 of gross unrealized losses on equity securities with an estimated fair value of $76,983 that have been in an unrealized loss position for less than one year.

The Society is required to categorize its loan-backed and structured securities impairments based upon the reason for which the Society recognized an OTTI. No loan-backed and structured securities were impaired during the year ended December 31, 2022, 2021 and 2020.

The unrealized losses of loan-backed securities where fair value is less than cost or amortized cost for which OTTI has not been recognized in earnings at December 31, 2022, is as follows:

Continuous Unrealized Loss Position	Amortized Cost	Unrealized Loss	Fair Value

Less Than 12 Months	$2,513,497	$(199,025)	$2,314,472
12 Months or Longer	892,942	(153,497)	739,445

No securities were held at December 31, 2022 and 2021 with a recognized OTTI where the present value of cash flows expected to be collected were less than the amortized cost basis of the securities.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

The amortized cost and estimated fair value of bonds at December 31, 2022, by final contractual maturity, are shown below. Expected maturities will differ from final contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value

Due in one year or less	$586,018	$581,204
Due one through five years	3,728,013	3,531,940
Due five through ten years	2,472,741	2,248,558
Due after ten years	2,622,466	2,263,116
	9,409,238	8,624,818
Mortgage-backed and other securities without a single maturity date	3,260,139	2,920,668
	$12,669,377	$11,545,486

Major categories of net investment income are summarized as follows:

	Year Ended December 31
	2022	2021	2020

Bonds	$488,360	$492,237	$547,470
Preferred stocks (unaffiliated)	3,103	825	-
Common stocks (unaffiliated)	21,957	14,596	12,253
Mortgage loans	15,293	15,944	24,453
Real estate	3,805	3,807	3,793
Certificateholders’ loans	8,738	9,055	9,669
Cash and short-term investments	6,595	294	1,730
Other invested assets	70,342	179,401	25,204
Other	2,279	2,389	1,929
	620,472	718,548	626,501
Less investment expenses	39,353	28,387	28,989
	$581,119	$690,161	$597,512

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

The major components of realized capital gains (losses) on investments reflected in operations and unrealized capital gains (losses) on investments reflected directly in surplus for the years ended December 31, are summarized as follows:

	Realized			Change in Unrealized
	2022	2021	2020	2022	2021	2020

Bonds	$(55,361)	$181,638	$3,675	$(6,559)	$(66)	$2,161
Preferred stock	–	–	–	(14,054)	934
Common stocks	10,742	152,896	95,482	(282,822)	84,445	121,272
Mortgage loans	(3,145)	13,878	–	–	–	–
Real estate	–	–	46	–	–	–
Cash, cash equivalents, short term investments	66	–	–	(432)	–	–
Derivatives	1,894	1,343	1,899	(368)	160	264
Other invested assets	(3,715)	14,174	455	(100,901)	53,775	52,963
Total capital gains (losses)	(49,519)	363,929	101,557	(405,136)	139,248	176,660

Transferred (to) from interest maintenance reserve	(57,715)	193,641	(7,722)	–	–	–
Net capital gains (losses)	$8,196	$170,288	$93,835	$(405,136)	$139,248	$176,660

Proceeds from sales of bonds and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2022	2021	2020
Proceeds	$1,354,487	$4,066,929	$169,829
Gross realized gains	2,129	187,796	8,572
Gross realized losses	(53,414)	(6,080)	(12)
Net realized capital gains (losses)	$(51,285)	$181,716	$8,560

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

OTTIs included in the realized capital losses of bonds and mortgages were as follows:

	Year Ended December 31
	2022	2021	2020
Bonds	$-	$-	$4,500
Mortgages	3,145	-	-
OTTIs included in realized capital losses	$3,145	$-	$4,500

The corporate private placement bond portfolio is diversified by issuer and industry. At December 31, 2022 and 2021, 58.8%, or $7,512,931, and 57.3%, or $7,059,515, respectively, of the Society’s bond portfolio was invested in private placement bonds.

At December 31, 2022 and 2021, 99.4% and 99.9%, respectively, of the Society’s bond portfolio is carried at amortized cost, with the remainder carried at the lower of amortized cost or fair value. Investments totaling $0 were non-income producing at December 31, 2022, 2021 and 2020.

At December 31, 2022, the Society had outstanding funding commitments of $90,899 for private placement bonds, $12,402 for mortgages, and $663,111 for other invested asset contributions.

At December 31, 2022 and 2021, the Society had $386,616 and $483,656, respectively, of securities on loan to approved brokers to earn additional income. The Society receives collateral against the loaned securities and maintains collateral in an amount not less than 102% of the fair value of the loaned securities during the period of the loan. Although risk is mitigated by the collateral, the Society could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2022 and 2021, the aggregate amount of collateral received under 30-day terms or less was $399,435 and $499,952, respectively, and the aggregate fair value of all securities acquired from the sale, trade, or use of the accepted collateral was $295,074 and $398,576, respectively. The carrying value of the collateral reinvested was $295,224 and $398,620 or 2.0% and 2.0% of both the total assets and total admitted assets at December 31, 2022 and 2021, respectively. All collateral was invested in a custom, separately managed account at The Northern Trust Company.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

Maturities of collateral reinvested from securities lending were as follows:

	December 31
	2022	2021

30 days or less	$66,000	$115,499
31 to 60 days	7,500	37,998
61 to 90 days	31,941	16,997
91 to 120 days	5,000	49,492
121 to 180 days	50,000	7,500
181 to 365 days	45,000	55,432
1 to 2 years	5,000	-
2 to 3 years	-	-
Greater than 3 years	84,783	115,702
Total collateral reinvested	$295,224	$398,620

Securities in which documentation necessary to permit a full credit analysis of the security by the SVO does not exist, interest and principal payments are current and the Society expects to receive payment of all contracted interest and principal are classified as 5GI securities. At December 31, 2022 and 2021, the Society had no 5GI securities. During the year ended December 31, 2022 and 2021, the Society had 95 and 159 securities, respectively, with prepayment penalty and acceleration fees resulting in $8,243 and $32,180, respectively, in investment income.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

The following shows pledged or restricted assets at December 31, 2022 and 2021:

	December 31, 2022
	Total General Account (G/A)	G/A Supporting S/A Restricted Assets	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Gross Restricted to Total Assets (%)	Admitted Restricted to Total Admitted Assets (%)
Subject to contractual obligation for which liability is not shown	$–	$–	$–	$–	$–	0.000	0.000
Collateral held under security lending arrangements	295,224	–	–	–	295,224	1.710	1.723
Subject to repurchase agreements	–	–	–	–	–	0.000	0.000
Subject to reverse repurchase agreements	–	–	–	–	–	0.000	0.000
Subject to dollar repurchase agreements	–	–	–	–	–	0.000	0.000
Subject to dollar reverse repurchase agreements	–	–	–	–	–	0.000	0.000
Placed under option contracts	59,901	–	–	–	59,901	0.347	0.350
Letter stock or securities restricted as to sale	2,698	–	–	–	2,698	0.016	0.016
FHLB capital stock	30,507	–	–	–	30,507	0.177	0.178
On deposit with state	598	–	–	–	598	0.003	0.003
On deposit with other regulatory bodies	–	–	–	–	–	0.000	0.000
Pledged as collateral to FHLB	1,281,301	–	–	–	1,281,301	7.424	7.476
Pledged as collateral to New York	109,763	–	–	–	109,763	0.636	0.640
Total Restricted Assets	$1,779,992	$–	$–	$–	$1,779,992	10.313	10.386

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

	December 31, 2021
	Total General Account (G/A)	G/A Supporting S/A Restricted Assets	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Gross Restricted to Total Assets (%)	Admitted Restricted to Total Admitted Assets (%)
Subject to contractual obligation for which liability is not shown	$–	$–	$–	$–	$–	0.000	0.000
Collateral held under security lending arrangements	398,620	–	–	–	398,620	2.262	2.280
Subject to repurchase agreements	–	–	–	–	–	0.000	0.000
Subject to reverse repurchase agreements	–	–	–	–	–	0.000	0.000
Subject to dollar repurchase agreements	–	–	–	–	–	0.000	0.000
Subject to dollar reverse repurchase agreements	–	–	–	–	–	0.000	0.000
Placed under option contracts	39,307	–	–	–	39,307	0.223	0.225
Letter stock or securities restricted as to sale	2,864	–	–	–	2,864	0.016	0.016
FHLB capital stock	22,486	–	–	–	22,486	0.128	0.129
On deposit with state	594	–	–	–	594	0.003	0.003
On deposit with other regulatory bodies	–	–	–	–	–	0.000	0.000
Pledged as collateral to FHLB	1,216,093	–	–	–	1,216,093	6.902	6.954
Pledged as collateral to New York	106,328	–	–	–	106,328	0.603	0.608
Total Restricted Assets	$1,786,292	$–	$–	$–	$1,786,292	10.138	10.215

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

Commercial mortgage loans and corporate bonds originated or acquired by the Society represent its primary areas of credit risk exposure. At December 31, 2022 and 2021, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2022	2021		2022	2021

Mid Atlantic	25%	24%	Other	57%	46%
South Atlantic	20	34	Agriculture	24	-
Mountain	20	22	Hotel/Motel	12	34
Pacific	19	20	Office	4	20
South Central	12	-	Apartments	3	-
North Central	4	-

The credit quality for mortgage loans is monitored based on their watch list status, as determined by stringent parameters considering continued viability of the tenants providing the income stream, remaining amortization, and cross collateralization. At December 31, 2022 and 2021, the breakdown of mortgage loans by watch list status is as follows:

	December 31
	2022	2021
Watch List	$27,058	$27,483
Non-Watch List	292,405	97,463

	$319,463	$124,946

A review of each mortgage loan is performed quarterly to determine if impairments are necessary. Mortgage loans are considered impaired when collectability of amounts due according to the contractual terms of the mortgage agreement is not probable.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

During 2022, the respective maximum and minimum lending rates for new farm loans were 9.29% and 4.04% and commercial mortgage loans were 9.506% and 2.647%. During 2021, the respective maximum and minimum lending rates for new mortgage loans were 2.82% and 0.362%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2022 and 2021, the Society held no mortgages with interest overdue more than 180 days. During 2022 and 2021, no interest rates were reduced. The Society accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis. There were no tax assessments or advances made on mortgage loans during 2022. The Society recognized an impairment on a mortgage loan during 2022 in the amount of $3,145, representing the current value of the mortgage loan, which resulted in a new book value of $38,788. There were no impairments on mortgage loans during 2021. At December 31, 2022 and 2021, the Society held no restructured mortgages. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. The Society has unfunded loan commitments of $12,402 at December 31, 2022.

There were no impairments or re-classifications on real estate during 2022 or 2021.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

3. Investments in Affiliated Companies

At December 31, 2022 and 2021 the Society’s investments in affiliated companies carried at the underlying GAAP basis equity for MWA Financial Services, Inc. was $2,698 and $2,864, respectively.

NAIC filing response information is as follows:

	Type of NAIC Filing	Date of Filing To NAIC	NAIC Valuation Amount	NAIC Response Received	Resubmission Required
MWA Financial Services	S2	05/16/2022	$2,864	Y	N
Total			$2,864

At December 31, 2022 and 2021, the total consolidated assets of MWA Financial Services, Inc. were $4,663 and $5,592, respectively. Net loss for the year ended December 31, 2022 was $165 and net income for the years ended December 31, 2021 and 2020 were $723 and $473, respectively.

The Society entered into a servicing agreement with MWA Financial Services, Inc. where they will reimburse the Society for direct and allocated indirect costs. Total costs reimbursed by MWA Financial Services, Inc. were $5,245, $3,595, and $3,328 during 2022, 2021, and 2020, respectively. The Society made no capital contributions to MWA Financial Services, Inc. during 2022 & 2021 and $250 during 2020.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheets approximate their fair value due to their liquid nature or expected short-term settlement.

Bonds, preferred stocks, and unaffiliated common stocks: Fair values are based on quoted market prices in active markets or dealer quotes. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investment.

Mortgage loans: Fair values for mortgage loans are estimated using discounted cash flow analyses using interest rates currently being offered for loans with similar terms to borrowers with similar credit quality.

Other invested assets: The funds are valued at net asset value (NAV) provided by the administrators of the fund. Significant investment strategies include small cap US growth. There is no unfunded commitment for this fund. Redemption of this fund requires prior written notice (monthly redemption with at least 5 days’ notice). Fair values for remaining other invested assets are not required to be disclosed as they are accounted for under the equity method.

Certificateholders’ loans: Certificateholders’ loans have no defined maturity and are secured by the value of the underlying insurance policies. The Society believes that the carrying value approximates the fair value of the certificateholder loans.

Separate account assets: Separate account assets are reported at estimated fair value in the Society’s statutory-basis balance sheets based upon net asset values provided by the underlying mutual funds.

Securities lending reinvested collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash and short-term investments and Bonds, preferred stocks, and unaffiliated stocks.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

Aggregate reserves for interest-sensitive certificates and contracts, life and annuity: The Society’s investment contracts, deferred annuities, and single premium deferred annuities have variable rates and can be repriced quarterly. As there have been no significant changes in the credit quality of the instruments or significant fluctuations in interest rates, their fair value is estimated at their carrying value less expected surrender charges.

Certificate and contract claims, other certificateholders’ funds, and dividends payable to certificateholders: The carrying amounts reported in the statutory-basis balance sheets for these items approximate their fair value because short-term settlement is expected.

Liabilities related to separate accounts: Separate account liabilities are estimated at cash surrender value, the cost the Society would incur to extinguish the liability.

Fair values for the Society’s insurance contracts other than investment-type contracts (including separate account liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Society’s overall management of interest rate risk, such that the Society’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Society’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy designed to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable in the market. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.

Level 2 – Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

•	Quoted prices for similar assets and liabilities in active markets

•	Quoted prices for identical or similar assets or liabilities in markets that are not active

•	Observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means

Level 3 – Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability.

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level of input that is significant to the fair value measurement in its entirety.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

The valuation techniques used by the Society to measure fair value during the years ended December 31, 2022 and 2021, maximized the use of observable inputs and minimized the use of unobservable inputs. The estimated carrying amounts and fair values of the Society’s financial instruments subject to provisions of Statement of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements are as follows:

	December 31, 2022
	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial assets:
Cash and short-term investments	$238,086	$238,097	$158,734	$79,363	$–	$–
Bonds	12,705,971	11,582,079	36,594	11,545,485	–	–
Preferred stocks	71,038	71,038	71,038	–	–	–
Common stocks – unaffiliated	1,002,862	1,002,862	972,355	–	30,507	–
Mortgage loans	319,463	305,199	–	–	305,199	–
Other invested assets	141,639	129,401	–	53,220	–	76,181
Certificateholders’ loans	127,293	127,293	–	127,293	–	–
Separate account assets	1,089,109	1,089,109	–	–	–	1,089,109
Securities lending reinvested collateral	295,224	295,074	–	295,074	–	–
Financial liabilities:
Aggregate reserves for interest- sensitive certificates and contracts, life and annuity	6,768,969	6,380,749	–	–	6,380,749	–
Separate account liabilities	1,089,109	1,089,109	1,089,109	–	–	–
Securities lending reinvested collateral	295,224	295,224	–	295,224	–	–
Call options	715	715	715	–	–	–

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

	December 31, 2021
	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial assets:
Cash and short-term investments	$740,324	$740,385	$672,293	$68,092	$–	$–
Bonds	12,246,633	12,806,011	22,188	12,783,823	–	–
Preferred stocks	60,780	60,780	60,780	–	–	–
Common stocks – unaffiliated	1,222,999	1,222,999	1,200,513	–	22,486	–
Mortgage loans	124,946	124,946	–	–	124,946	–
Other invested assets	178,339	178,508	–	67,873	–	110,635
Certificateholders’ loans	131,069	131,069	131,069	–	–	–
Separate account assets	1,374,031	1,374,031	–	–	–	1,374,031
Securities lending reinvested collateral	398,620	398,576	–	398,576	–	–
Financial liabilities:
Aggregate reserves for interest- sensitive certificates and contracts, life and annuity	6,583,728	6,250,689	–	–	6,250,689	–
Separate account Liabilities	1,374,031	1,374,031	1,374,031	–	–	–
Securities lending reinvested collateral	398,620	398,620	–	398,620	–	–
Call options	111	111	111	–	–	–

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

The following table provides information as of December 31, 2022 and 2021 about the Society’s financial assets measured at fair value.

	December 31, 2022
	Level 1	Level 2	Level 3	NAV	Total
Assets at Fair Value
Short term bonds	$–	$59,568	$–	$–	$59,568
Bonds – industrial & misc	–	16,798	–	–	16,798
Bond ETFs	36,594	–	–	–	36,594
Perpetual preferred stock	71,038	–	–	–	71,038
Common stock – unaffiliated	972,355	–	30,507	–	1,002,862
Other invested assets	–	24,541	–	76,181	100,722
Separate account assets	–	–	–	1,089,109	1,089,109
Total	$1,079,987	$100,907	$30,507	$1,165,290	$2,376,691

Liabilities at Fair Value
Call options	$715	$–	$–	$–	$715
Total	$715	$–	$–	$–	$715

	December 31, 2021
	Level 1	Level 2	Level 3	NAV	Total
Assets at Fair Value
Short term bonds	$–	$–	$–	$–	$–
Bonds – industrial & misc	–	–	–	–	–
Bond ETFs	22,188	–	–	–	22,188
Perpetual preferred stock	60,780	–	–	–	60,780
Common stock – unaffiliated	1,200,513	–	22,486	–	1,222,999
Other invested assets	–	32,688	–	110,635	143,323
Separate account assets	–	–	–	1,374,031	1,374,031
Total	$1,283,481	$32,688	$22,486	$1,484,666	$2,823,321

Liabilities at Fair Value
Call options	$111	$–	$–	$–	$111
Total	$111	$–	$–	$–	$111

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

The following table summarizes the changes in assets classified in Level 3 for 2022:

	Balance at January 1, 2022	Transfers into (out of) Level 3	Amortization	Total Gains and (Losses) Included in Net Income (a)	Total Gains and (Losses) Included in Surplus (b)	Purchases, Issuances, and Settlements	Sales	Balance at December 31, 2022
Bonds
Other loan-backed and Structured securities	$–	$–	$–	$52	$6	$–	$(58)	$–
Common stock
FHLB	22,486	–	–	–	–	8,021	–	30,507
Total	$22,486	$–	$–	$52	$6	$8,021	$(58)	$30,507

(a)	Recorded as a component of net realized capital gains (losses) in the statement of operations

(b)	Recorded as a component of change in net unrealized capital (losses) gains in the statements of changes in surplus.

As of December 31, 2022, the reported fair value of Level 3 NAIC 6 securities was $0. Federal Home Loan Bank of Chicago (FHLB) common stock of $30,507 is valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

The following table summarizes the changes in assets classified in Level 3 for 2021:

	Balance at January 1, 2021	Transfers into (out of) Level 3	Amortization	Total Gains and (Losses) Included in Net Income (a)	Total Gains and (Losses) Included in Surplus (b)	Purchases, Issuances, and Settlements	Sales	Balance at December 31, 2021
Bonds
Other loan-backed and Structured securities	$–	$–	$–	$74	$8	$–	$(82)	$–
Common stock
FHLB	17,960	–	–	–	–	5,430	(904)	22,486
Total	$17,960	$–	$–	$74	$8	$5,430	$(986)	$22,486

(a)	Recorded as a component of net realized capital gains (losses) in the statement of operations

(b)	Recorded as a component of change in net unrealized capital (losses) gains in the statements of changes in surplus.

As of December 31, 2021, the reported fair value of Level 3 NAIC 6 securities was $0. Federal Home Loan Bank of Chicago (FHLB) common stock of $22,486 is valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

5. Funding Arrangements and Debt

The Society has a $100,000 collateralized line of credit available from The Northern Trust Company to borrow funds to complete the purchase of investments or otherwise meet the short-term cash needs of the Society. Interest is payable quarterly at a variable rate. The agreement has no date of expiration. The Society paid $0 in interest during 2022 and 2021 and had no borrowings from this line of credit at December 31, 2022 and 2021. The line of credit agreement is secured by investment securities held in safekeeping at The Northern Trust Company.

The Society is a member of the Federal Home Loan Bank (FHLB) of Chicago. The maximum amount borrowed during 2022 and 2021 was $727,814 and $615,797, respectively. Through its membership agreement, the Society has a total of $722,027 and $586,091 Discount Note and Fixed Rate Fixed Term borrowings from the FHLB Chicago at December 31, 2022 and 2021, respectively. These borrowings are subject to prepayment penalties. This represents a secured borrowing and is accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations as borrowed money. The Society utilized these funds as part of its paired borrowing strategy. During the years ended December 31, 2022 and 2021, interest of $10,268 and $6,806, respectively, was paid on these borrowings. As of December 31, 2022 and 2021, collateral was equal to 7.4% and 6.9% of total assets and 7.5% and 6.9% of total admitted assets, respectively.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

5. Funding Arrangements and Debt (continued)

A summary of FHLB borrowings as of December 31, 2022 is as follows:

Issue	Maturity	Interest	Carrying	Face
Date	Date	Rate	Amount	Amount
10/16/13	10/04/23	3.837%	$5,149	$5,100
10/18/13	10/06/23	3.887	5,315	5,263
10/23/13	10/11/23	3.947	13,821	13,684
06/19/18	06/20/23	2.980	5,013	5,000
06/19/18	01/17/23	2.970	3,008	3,000
06/21/18	01/17/23	2.970	7,018	7,000
11/08/18	11/13/23	3.320	1,649	5,000
11/08/18	05/14/24	3.390	5,015	5,000
11/19/18	11/27/23	3.150	5,014	5,000
12/10/18	12/01/23	3.000	2,005	2,000
01/09/19	09/15/23	2.860	5,263	5,250
01/16/19	01/24/24	2.860	5,012	5,000
02/19/19	02/22/24	2.730	5,012	5,000
03/06/19	04/15/24	2.760	5,012	5,000
03/07/19	04/01/24	2.680	10,023	10,000
08/28/19	09/16/24	1.610	7,010	7,000
11/20/19	11/25/24	1.810	10,016	10,000
03/05/20	03/10/25	1.010	15,013	15,000
03/10/20	03/13/25	1.030	5,004	5,000
03/17/20	03/19/25	1.290	5,006	5,000
09/15/21	09/09/26	4.716	10,119	10,000
09/22/21	09/18/24	4.711	6,074	6,003
10/15/21	10/11/24	4.213	960	950
10/15/21	10/09/26	4.233	30,220	29,900
10/15/21	10/11/24	4.213	2,021	2,000
10/20/21	10/16/24	4.305	2,830	2,800
10/20/21	10/16/24	4.305	3,093	3,060
10/20/21	10/16/24	4.305	79,607	78,750
10/20/21	10/16/24	4.305	16,174	16,000
10/20/21	10/14/26	4.325	20,219	20,000
10/22/21	10/16/26	4.339	4,044	4,000
11/03/21	10/30/24	4.462	15,169	15,000
11/10/21	11/05/25	4.523	5,057	5,000
11/17/21	11/12/25	4.590	6,070	6,000
11/19/21	11/13/26	4.620	10,117	10,000
01/07/22	01/03/25	3.997	37,202	36,830
01/12/22	01/08/25	4.057	17,680	17,500
01/12/22	01/08/25	4.057	30,308	30,000
01/12/22	01/08/25	4.057	32,278	31,950
01/14/22	01/10/25	4.213	2,526	2,500

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

5. Funding Arrangements and Debt (continued)

Issue	Maturity	Interest	Carrying	Face
Date	Date	Rate	Amount	Amount
01/19/22	01/13/27	4.325%	$26,638	$26,350
01/21/22	01/15/27	4.359	21,737	21,500
01/24/22	01/20/27	4.428	10,112	10,000
02/25/22	02/19/27	4.711	15,179	15,000
03/11/22	03/15/27	2.140	5,009	5,000
03/18/22	07/15/27	2.400	5,010	5,000
03/18/22	03/15/27	2.360	5,010	5,000
04/13/22	04/07/27	4.077	5,051	5,000
04/18/22	04/14/27	3.998	12,121	12,000
04/20/22	04/14/27	4.325	41,044	40,600
04/20/22	04/16/25	4.305	12,131	12,000
04/22/22	04/16/27	4.359	22,596	22,350
04/27/22	04/27/27	3.110	5,013	5,000
05/20/22	05/15/26	4.610	10,116	10,000
07/12/22	02/17/26	3.190	4,011	4,000
07/15/22	07/09/27	4.233	10,107	10,000
07/20/22	07/15/26	4.315	5,054	5,000
07/25/22	07/22/26	4.418	5,056	5,000
10/14/22	10/10/25	4.213	12,067	11,940
10/21/22	10/16/26	4.349	10,110	10,000
10/21/22	10/15/27	4.359	10,110	10,000
10/24/22	10/20/27	4.428	7,584	7,500
11/18/22	05/15/26	4.280	4,015	4,000
Total			$722,027	$718,780

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

5. Funding Arrangements and Debt (continued)

The table below indicates the amount of FHLB stock purchased, collateral pledged, and assets and liabilities related to the agreement with FHLB as of December 31, 2022 and 2021. Stock purchased is classified as Activity Stock for FHLB purposes. Maximum borrowing capacity is calculated as 25% of total net admitted assets excluding separate accounts as of December 31, 2022.

	December 31
	2022	2021

FHLB stock purchased/owned as part of the agreement	$30,507	$22,486
Collateral pledged to the FHLB – carrying value	1,281,301	1,216,093
Collateral pledged to the FHLB – fair value	1,069,737	1,231,729
Maximum borrowing capacity	4,012,324	4,028,120

At December 31, 2022, the Society had no outstanding commitments for additional FHLB advances to be made in 2023.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

6. Annuity Reserves and Deposit Fund Liabilities

The Society’s annuity reserves and other certificate holder funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$630,154	$–	$237,812	$867,966	8%
Total with adjustment or at market value	630,154	–	237,812	867,966	8

Subject to discretionary withdrawal (without adjustment) at book value with minimal or no change or adjustment	7,711,222	–	821,038	8,532,260	79
Not subject to discretionary withdrawal	1,472,917	–	96	1,473,013	13
Total annuity reserves and deposit fund liabilities – before reinsurance	9,814,293	–	1,058,946	10,873,239	100%

Less reinsurance ceded	3,078,916	–	–	3,078,916
Net annuity reserves and deposit fund liabilities	$6,735,377	$–	$1,058,946	$7,794,323

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

6. Annuity Reserves and Deposit Fund Liabilities (continued)

	December 31, 2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$331,364	$–	$350,366	$681,730	6%
Total with adjustment or at market value	331,364	–	350,366	681,730	6

Subject to discretionary withdrawal (without adjustment) at book value with minimal or no change or adjustment	7,864,305	–	980,355	8,844,660	81
Not subject to discretionary withdrawal	1,391,121	–	132	1,391,253	13
Total annuity reserves and deposit fund liabilities – before reinsurance	9,586,790	–	1,330,853	10,917,643	100%

Less reinsurance ceded	3,119,306	–	–	3,119,306
Net annuity reserves and deposit fund liabilities	$6,467,484	$–	$1,330,853	$7,798,337

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

6. Annuity Reserves and Deposit Fund Liabilities (continued)

A reconciliation of total annuity actuarial reserves and deposit fund liabilities is as follows:

	December 31
	2022	2021
Life and Accident and Health Annual Statement:
Annuity reserves, total net	$6,692,797	$6,424,793
Supplementary contracts with life contingencies, total net	42,581	42,691
Deposit-type contracts, total net	362,379	359,749
	7,097,757	6,827,233
Separate Accounts Annual Statement:
Annuity reserves, total net	1,058,946	1,330,853
Total annuity actuarial reserves and deposit fund liabilities	$8,156,703	$8,158,086

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

6. Annuity Reserves and Deposit Fund Liabilities (continued)

Life actuarial reserves in the General Account as of December 31, 2022 are as follows:

	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies	$-	$13,941	$71,921
Universal life	1,175,096	1,152,381	1,182,145
Universal life with secondary guarantees	93,475	71,022	381,708
Other permanent cash values life insurance	490,075	1,587,553	1,728,553

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			214,797
Accidental death benefits			4,976
Disability – active lives			22,742
Disability – disabled lives			48,887

Total – gross	1,758,646	2,824,897	3,655,729
Reinsurance ceded	-	-	153,945

Total – net	$1,758,646	$2,824,897	$3,501,784

Reconciliation of total life insurance reserves as of December 31, 2022 is as follows:

Life Annual Statement
Exhibit 5, life insurance section	$3,425,179
Exhibit 5, accidental death benefits section	4,976
Exhibit 5, disability – active lives section	22,742
Exhibit 5, disability – disabled lives section	48,887

Total	$3,501,784

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

7. Separate Accounts

Information regarding the nonguaranteed separate accounts of the Society as of, and for the years ended December 31, are as follows:

	Year Ended December 31
	2022	2021	2020
Premiums, deposits, and other considerations	$98,328	$148,282	$102,110

Reserves:
For accounts with assets at:
Market value	$1,058,946	$1,330,853
Total	$1,058,946	$1,330,853

	December 31
	2022	2021
Reserves for nonguaranteed separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
At market value	$1,058,851	$1,330,721
Not subject to discretionary withdrawal	95	132
Total separate account reserves	$1,058,946	$1,330,853

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

7. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts is as follows:

	Year Ended December 31
	2022	2021	2020
Transfers as reported in the summary of operations of the separate account statement:
Transfers to separate accounts	$98,328	$148,282	$102,110
Transfers from separate accounts	80,588	71,139	95,282
Net transfers to separate accounts	17,740	77,143	6,828

Reconciling adjustments:
Charges for investment management, etc.	-	-	345
Transfers as reported in the statements of operations herein	$17,740	$77,143	$7,173

Some separate account liabilities are guaranteed by the general account. As of December 31, 2022 and 2021, the general account of the Society had a maximum guarantee for separate account liabilities of $0 and $291, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $11,596, $12,502, and $9,237 to the general account in 2022, 2021, and 2020, respectively. As of December 31, 2022, 2021, and 2020, the general account of the Society had paid $2,196, $1,146, and $811 respectively, toward separate account guarantees.

8. Surplus

The Society is required to maintain minimum surplus levels established by the Illinois Department of Insurance. The Society is also subject to risk-based capital (RBC) requirements promulgated by the NAIC and adopted by the Illinois Department of Insurance. The RBC standards establish uniform minimum capital requirements for insurance companies. The RBC formula applies various weighting factors to financial balances or various levels of activities based on the perceived degree of risk. As of December 31, 2022, the Society’s surplus exceeded the minimum levels required by the Illinois Department of Insurance and RBC standards.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans

The Society has noncontributory defined-benefit pension plans providing benefits for substantially all employees and full-time fieldworkers who have completed one year of continuous service. The benefits are generally based on years of service and the employee’s compensation during employment. The Society’s funding method is the level dollar entry age normal method. The employees’ retirement plan (the Plan) includes a medical benefit component in addition to the normal retirement benefits to fund a portion of the postretirement obligations for retirees and their beneficiaries in accordance with Section 401(h) of the Internal Revenue Code (IRC). A separate account has been established and maintained in the Plan for net assets related to the medical benefit component (401(h) account). In accordance with IRC Section 401(h), the Plan’s investments in the 401(h) account may not be used for, or directed to, any purpose other than providing health benefits for retirees and their beneficiaries. The related obligations for health benefits are not included in this Plan’s obligations. Pension expense (benefit) for 2022, 2021, and 2020 was ($11,301), ($5,385) and $2,690, respectively, including $2,551, $2,004 and $2,999, respectively, related to the medical benefit plans.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

A summary of assets, obligations, and assumptions of the pension and other postretirement benefit plans are as follows, with the Society using a December 31 measurement date:

	Pension Benefits		Other Postretirement Benefits
	December 31		December 31
	2022	2021	2022	2021
Change in benefit obligation
Benefit obligation at beginning of year	$785,398	$805,198	$123,654	$127,149
Service cost	19,004	21,001	2,732	3,628
Interest cost	24,658	23,022	3,672	3,757
Actuarial (gain)	(183,702)	(39,803)	(37,534)	(8,775)
Benefits paid	(25,824)	(24,020)	(2,351)	(2,105)
Benefit obligation at end of year	$619,534	$785,398	$90,173	$123,654

Change in plan assets
Fair value of plan assets at beginning of year	$767,489	$698,405	$151,704	$130,559
Actual return on plan assets	(150,338)	79,974	(29,342)	19,040
Employer contributions	15,310	13,130	499	4,210
Benefits paid	(25,823)	(24,020)	(2,351)	(2,105)
Fair value of plan assets at end of year	$606,638	$767,489	$120,510	$151,704

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

	Pension Benefits		Other Postretirement Benefits
	December 31		December 31
	2022	2021	2022	2021
Funded status
Overfunded – nonadmitted assets:
Prepaid benefit costs	$102,863	$79,161	$11,027	$8,516
Over/(under) funded plan assets	(41,878)	(8,558)	24,870	27,280
Total nonadmitted assets	$60,985	$70,603	$35,897	$35,796
Underfunded – liabilities:
Accrued benefit costs	$72,077	$68,023	$4,638	$4,315
Liability for pension benefits	1,804	20,488	923	3,431
Total Liabilities	73,881	88,511	5,561	7,746
Total liabilities recognized	$73,881	$88,511	$5,561	$7,746
Total liabilities unrecognized	$-	$-	$-	$-

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$569,529	$716,531	$90,173	$123,654

Weighted-average assumptions used to determine projected benefit obligation as of December 31
Weighted-average discount rate	5.25%	3.10%	5.30%	3.20%
Rate of compensation increase	5.00%	5.00%	N/A	N/A

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

	Pension Benefits			Other Postretirement Benefits
	2022	2021	2020	2022	2021	2020
Weighted-average assumptions used to determine net periodic benefit cost as of December 31
Weighted-average discount rate	3.10%	2.90%	3.50%	3.20%	3.00%	3.55%
Expected long-term rate of return on plan assets	6.75	6.75	6.75	6.75	6.75	6.75
Rate of compensation increase	5.00	5.00	5.00	N/A	N/A	N/A

Components of net periodic benefit cost
Service cost	$19,004	$21,000	$18,153	$2,731	$3,628	$3,304
Interest cost	24,658	23,022	24,762	3,672	3,757	3,875
Expected return on plan assets	(51,248)	(46,677)	(39,701)	(10,137)	(8,835)	(7,468)
Amortization of prior service cost	213	1,138	1,534	4,033	4,033	4,033
Net actuarial gain/loss	3,035	3,914	5,505	(1,989)	285	76
Net periodic benefit cost	$(4,338)	$2,397	$10,253	$(1,690)	$2,868	$3,820

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

	Pension Benefits		Other Postretirement Benefits
	December 31		December 31
	2022	2021	2022	2021
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost-prior year	$29,046	$107,197	$(23,849)	$(551)
Net prior service cost or credit recognized	(213)	(1,138)	(4,033)	(4,033)
Net gain and loss arising during the period	17,884	(73,099)	1,946	(18,980)
Net gain and loss recognized	(3,035)	(3,914)	1,989	(285)
Items not yet recognized as a component of net periodic cost- current year	$43,682	$29,046	$(23,947)	$(23,849)

Amounts in unassigned funds (surplus) that have not been recognized as components of net periodic benefit cost
Net prior service cost or credit	$906	$1,119	$-	$4,033
Net recognized gains and losses	42,776	27,927	(23,947)	(27,882)

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

The pension benefits disclosure combines the employees’ retirement plan and supplemental executive retirement plan values. At December 31, 2022, the fair value of plan assets for the employees’ retirement plan of $606,638 exceeded the projected benefit obligation of $545,653. For the supplemental executive retirement plan, the projected benefit obligation of $73,881 exceeded the fair value of plan assets of $0 at December 31, 2022.

The other postretirement benefits disclosure combines the medical benefit plan and postretirement life insurance plan values. At December 31, 2022, the fair value of plan assets for the medical benefit plan of $120,510 exceed the projected benefit obligation of $84,612. For the postretirement life insurance plan, the projected benefit obligation of $5,561 exceeded the fair value of plan assets of $0 at December 31, 2022.

The accumulated benefit obligation for all defined-benefit plans was $569,529 and $716,531 at December 31, 2022 and 2021, respectively. The defined-benefit plans include the employees’ retirement plan and the supplemental executive retirement plan. At December 31, 2022, the fair value of plan assets of $606,638 exceeded the accumulated benefit obligation of the employees’ retirement plan of $499,622. For the supplemental executive retirement plan, the accumulated benefit obligation of $69,906 exceeded the fair value of plan assets of $0 at December 31, 2022.

For measurement purposes, a 5.5% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2022. The rate was assumed to decrease gradually to 4.5% for 2031 and remain at that level thereafter.

A one percentage point change in assumed healthcare cost trend rates would have the following effects:

	One Percentage Point Increase	One Percentage Point Decrease

Effect on total of service and interest cost components	$526	$(465)
Effect on accumulated postretirement benefit obligation	6,127	(5,486)

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

Pension Plan Assets

Pension plan weighted-average asset allocations at December 31, 2022 and 2021, by asset category, are as follows:

	Retirement Plan Assets at December 31
	2022	2021
Asset category
Equity	48.6%	53.0%
Fixed income (Non-LDI)	9.9	13.1
Fixed income (LDI)	22.4	20.4
Alternative investments	18.4	13.0
Cash	0.7	0.5
	100.0%	100.0%

	401(h) Plan Assets at December 31
	2022	2021
Asset category
Equity	99%	99%
Short-term Investments	1%	1%

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

The Society’s long-range asset allocation model for the defined benefit retirement plan is 46% equities, 20% fixed income, 23% liability driven investments (LDI), 10% alternative investments, and 1% short-term investments as of December 31, 2022. The objective of the Plan is to meet commitments to employees at a reasonable cost to the Society. This is primarily accomplished through the growth of capital and safety of funds invested. The Plan will therefore be actively invested to achieve real growth of capital over inflation through appreciation of securities held and through the accumulation and reinvestment of dividend and interest income.

Asset allocations and investment performance are formally reviewed annually by the Board of Directors. The Retirement Plan Portfolio Manager continually monitors the portfolio and makes recommendations regarding asset allocation and portfolio rebalancing.

At December 31, 2022, the Society utilized an expected long-term return of 6.75% on pension fund assets. The estimated rate of return is reviewed annually and is based on many factors including the expected forecast for inflation, risk premiums for each asset class, as well as current and future financial market conditions. Forecasting of asset and liability growth is performed annually.

The expected benefit payments to be paid in the next 10 years ending December 31 are outlined below:

Years ending December 31:
2023	$26,166
2024	27,649
2025	29,131
2026	30,600
2027	31,748
2028–2032	174,407

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

The valuation techniques used to measure fair value of plan assets at December 31, 2022 and 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. Refer to Note 4 for methods and assumptions used to estimate the fair value of plan assets. There were no transfers between levels in the limited partnerships and hedge funds during 2022 and 2021. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.

	Assets at Fair Value as of December 31, 2022*
	Level 1	Level 2	Level 3	Total
Bonds:
Government	$–	$687	$–	$687
States and political subdivisions	–	3,299	–	3,299
Corporate	5,925	-	–	5,925
Commercial mortgage-backed	–	11	–	11
Mutual funds:
Stock – Large-cap value	36,544	–	–	36,544
Stock – Large-cap blend	24,742	–	–	24,742
Stock – Large-cap growth	25,162	–	–	25,162
Stock – Emerging Markets	17,788	–	–	17,788
Stock – Mid-cap blend	3,810	–	–	3,810
Stock – Mid-cap growth	7,195	–	–	7,195
Stock – Small-cap blend	7,363	–	–	7,363
Stock – Small-cap value	8,176	–	–	8,176
Common collective trust	–	233,744	–	233,744
Limited partnerships and hedge funds	–	140,443	87,702	228,145
Short-term investments	3,995	–	–	3,995
Assets held in 401(h) account:
Mutual funds:
Stock – Intermediate bond	20,300	–	–	20,300
Stock – Large-cap growth	44,105	–	–	44,105
Stock – Small-cap blend	12,519	–	–	12,519
Stock – Balanced	42,893	–	–	42,893
Short-term investments	1,026	–	–	1,026
Total	$261,543	$378,184	$87,702	$727,429

* Note that these amounts exclude cash and receivables.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

	Assets at Fair Value as of December 31, 2021*
	Level 1	Level 2	Level 3	Total
Bonds:	$–	$1,166	$–	$1,166
Government
States and political subdivisions	–	22,897	–	22,897
Corporate	7,162	16,998	–	24,160
Residential mortgage-backed	–	1,474	–	1,474
Commercial mortgage-backed	–	1,057	–	1,057
Mutual funds:
Stock – Large-cap value	61,636	–	–	61,636
Stock – Large-cap blend	46,189	–	–	46,189
Stock – Large-cap growth	28,968	–	–	28,968
Stock – Emerging Markets	20,837	–	–	20,837
Stock – Mid-cap blend	10,384	–	–	10,384
Stock – Small-cap blend	9,074	–	–	9,074
Stock – Small-cap value	14,197	–	–	14,197
Common collective trust	–	300,919	–	300,919
Limited partnerships and hedge funds	–	142,957	77,330	220,287
Short-term investments	3,854	–	–	3,854
Assets held in 401(h) account:
Mutual funds:
Stock – Intermediate bond	23,962	–	–	23,962
Stock – Large-cap growth	61,825	–	–	61,825
Stock – Small-cap blend	15,195	–	–	15,195
Stock – Balanced	50,028	–	–	50,028
Short-term investments	1,074	–	–	1,074
Total	$354,385	$487,468	$77,330	$919,183
* Note that these amounts exclude cash and receivables.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

The Society expects total contributions to the qualified defined benefit pension plan of approximately $13,100 in 2023.

The Society also has a defined-contribution 401(k) plan covering substantially all employees and full-time fieldworkers who have completed one year of continuous service. Participants may contribute up to 15% of their annual compensation to the plan, and the Society contributes an amount equal to 50% of each participant’s contribution for the first 6% of the participant’s compensation contributed. Total contributions to the plan by the Society, net of forfeitures, for 2022, 2021, and 2020 were $2,592, $2,410, and $2,246, respectively.

The Society sponsors a retiree healthcare benefit plan that provides a prescription drug benefit that is at least actuarially equivalent to Medicare Part D. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) includes features concerning Medicare Part D that affect the measurement of the accumulated postretirement benefit obligation and net periodic postretirement cost for this plan. The Society’s gross benefit payments for 2022 were $1,852, including the prescription drug benefit, and will increase with the medical trend rate for 2023. Effective January 1, 2019, Medicare eligible retirees were moved to a Part D drug plan. As a result, the Society’s subsidy related to the Act was no longer applicable and had no effect on the Society’s net postretirement benefit costs in 2022 and 2021.

The Society pays substantially all administrative and operating expenses of its employee benefit plans.

10. Contingencies

Various lawsuits arise in the ordinary course of the Society’s business. Contingent liabilities arising from litigation and other matters are not generally considered material in relation to the financial position of the Society.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Reinsurance

The Society reinsures certain risks related to a portion of its business. Reinsurance premiums, expenses, and reserves related to reinsured business are accounted for on a basis consistent with that used for the original policies issued and the terms of the reinsurance contracts.

On June 3, 2021, the Society announced that it had entered into a coinsurance agreement with RGA Reinsurance Company effective April 1, 2021 to fully reinsure $3,162,334 of in-force 4% deferred fixed annuity liabilities. The agreement splits the block evenly between 50% coinsurance and 50% coinsurance funds withheld. Assets supporting the funds withheld account are still held by the Society and recorded in the statutory financial statements according to their statutory book value. As part of the agreement, an interest maintenance reserve liability adjustment of $184,260 was recorded. In addition, reinsurance credits of $3,119,206 were taken as a reduction of liabilities. Settlement under the agreement are made monthly, and there are no provisions resulting in payment delays. Upon the material breach by either party, including insolvency of the reinsurer, payment failure, and the RBC Ratio of the reinsurer falling below certain criteria, the Society may recapture the reinsured business.

Premiums and expenses are stated net of amounts related to reinsurance agreements. In 2022, 2021, and 2020, insurance premiums were reduced by $101,200, $3,351,819, and $34,973, respectively, for amounts paid under the cession agreements. In addition, benefits were reduced by $123,445, $122,823, and $20,506 in 2022, 2021, and 2020, respectively, for amounts received under the cession agreements. Insurance reserves applicable to reinsurance ceded have also been reported as reductions of reserves (2022 – $3,247,275; 2021 – $3,310,490). The Society is contingently liable with respect to reinsurance ceded to other entities in the event the reinsurer is unable to meet the obligations that it has assumed.

The standard applicable for XXX/AXXX reinsurance is Actuarial Guideline 48. The Society does not have any Covered Policies in force as defined by Actuarial Guideline 48.

12. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 20, 2023, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in any adjustment of the financial statements themselves (Type II). As of April 20, 2023, the Society has not identified any Type I or Type II subsequent events.

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Certified resolution of the board of directors of Modern Woodmen of America (the “Society”) establishing Modern Woodmen of America Variable Annuity Account (the “Account”) (1)

(b)	Not Applicable.

(c)	Distribution Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”) (1)

(1)	First Amendment to Distribution Agreement (5)

(2)	Second Amendment to Distribution Agreement (14)

(3)	Paymaster Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”) (14)

(4)	Expense Sharing Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”) (14)

(d)	(1)	Certificate Form.(2)

(2)	Variable Supplemental Contract (2)

(3)	Endorsement to Certificate Form (9)

(4)	Amended Certificate Form (9)

(5)	Endorsement to Certificate Form (16)

(e)	(1)	Certificate Application (19)

(2)	Suitability Supplement (19)

(f)	(1)	Articles of Incorporation of the Society (19)

(2)	By-Laws of the Society (included in exhibit (f)(1) hereto) (19)

(g)	Not Applicable

(h)	(1)	Participation Agreement relating to American Century Investments (2)

(a)	Amendment to Participation Agreement (5)

(b)	Amendment No. 1 to Shareholder Services Agreement (5)

(c)	Amendment No. 2 to Shareholder Services Agreement (5)

(d)	Novation Agreement relating to American Century Investment Services, Inc. (5)

(e)	Amendment No. 3 to Participation Agreement (18)

(f)	Amendment No. 4 to Shareholder Services Agreement (18)

(g)	Amendment No. 4 to Participation Agreement and Amendment No. 5 to Shareholder Services Agreement (18)

(h)	Amendment to Participation Agreement Regarding Rules 30e-3 and 498A (18)

(2)	Participation Agreement relating to Dreyfus Funds (3)

(a)	Supplemental Agreement (4)

(b)	Amendment to Fund Participation Agreement (4)

(c)	Amendment to Administrative Services Agreement (18)

(d)	2nd Amendment to Administrative Services Agreement (18)

(e)	Amendment to 12B-1 Letter Agreement (18)

(f)	Amendment to Participation Agreement Regarding Rules 30e-3 and 498A (18)

(3)	Participation Agreement relating to Fidelity® Variable Insurance Products Funds (2)

(a)	Amendment to Participation Agreement (5)

(b)	Amendment to Amended and Restated Participation Agreement (14)

(c)	Amendment to Amended and Restated Participation Agreement (18)

(4)	Participation Agreement relating to Lincoln Variable Insurance Products Trust (19)

(a)	Administrative Services Agreement (19)

(5)	Administrative Services Agreement and Participation Agreement relating to Summit Pinnacle Series (2)

(a)	Consent to Assignment of Participation Agreement (10)

(b)	Fund Participation Agreement relating to Calvert Variable Products, Inc. (13)

(c)	Consent to Assignment of Administrative Services Agreement (14)

(d)	Administrative Services Agreement relating to Calvert Variable Products, Inc. (14)

(e)	Amendment to Participation Agreement (18)

(6)	Participation Agreement relating to T. Rowe Price Equity Series Fund, Inc. and T. Rowe Price International Series, Inc. (3)

(a)	Amendment to Participation Agreement (10)

(b)	Second Amendment to Participation Agreement (11)

(c)	Amendment to Participation Agreement Regarding Rules 30e-3 and 498A (18)

(d)	Administrative Services Agreement (19)

(7)	Participation Agreement relating to Federated Insurance Series Fund (7)

(a)	Notices Amendment to Fund Participation Agreement (15)

(b)	Amendment to Participation Agreement Regarding Rules 30e-3 and 498A (18)

(8)	Participation Agreement relating to American Funds Insurance Series (11)

(a)	Business Agreement (11)

(b)	Amendment No. 1 to Fund Participation and Service Agreement (17)

(c)	Amendment No. 2 to Fund Participation and Service Agreement (18)

(9)	Participation Agreement relating to Franklin Templeton Variable Insurance Products Trust (17)

(a)	Participation Agreement Addendum (17)

(b)	Amendment to Participation Agreement (18)

(10)	(a)	T. Rowe Price Shareholder Information Agreement (Rule 22c-2) (4)

(b)	American Century Shareholder Information Agreement (Rule 22c-2) (4)

(c)	Fidelity® Shareholder Information Agreement (Rule 22c-2) (4)

(d)	Summit Shareholder Information Agreement (Rule 22c-2) (4)

(e)	American Funds Shareholder Information Agreement (Rule 22c-2) (11)

(f)	Franklin Templeton Shareholder Information Agreement (Rule 22c-2) (17)

(g)	Federated Shareholder Information Agreement (Rule 22c-2) (18)

(i)	Master Service Agreement By And Between se2, inc. and Modern Woodmen of America (8)

(1)	Amendment No. 1 to Master Services Agreement (10)

(2)	Amendment No. 2 to Master Services Agreement (13)

(3)	Amendment No. 3 to Master Services Agreement (12)

(4)	Amendment No. 1 to Statement of Work No. 1 (12)

(5)	Amendment No. 1 to Statement of Work No. 2 (12)

(6)	Amendment No. 2 to Statement of Work No. 2 (13)

(j)	Not Applicable

(k)	Opinion and Consent of Lester L. Bohnert, Esquire (19)

(l)	(1)	Consent of Eversheds Sutherland (US) LLP (19)

(2)	Consent of Ernst & Young LLP (19)

(3)	Consent of Michael S. Andrews, Chief Product Actuary and Vice President (19)

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

(p)	Schedule for Computation of Performance Data (2)

(q)	Powers of Attorney (19)

(1) Incorporated herein by reference to the Initial Filing of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on June 27, 2001.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on January 31, 2002.

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on May 1, 2002.

(4) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 30, 2007.

(5) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2010.

(6) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2011.

(7) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 27, 2012.

(8) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2013.

(9) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 27, 2014.

(10) Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 22, 2014.

(11) Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 16, 2015.

(12) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 18, 2016.

(13) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 18, 2017.

(14) Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 20, 2018.

(15) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 24, 2020.

(16) Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on November 23, 2020.

(17) Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 12, 2021.

(18) Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 27, 2022.

(19) Filed herein.

Item 28. Directors and Officers of the Society*

Name	Title
Jerald J. Lyphout	President and Director
Shea E. Doyle	National Secretary, Executive Vice President and Director
Lester L. Bohnert	General Counsel, Executive Vice President and Director
Brett M. Van	Chief Investment Officer and Treasurer, Executive Vice President and Director
Lori A. Newberg	Director
Joseph A. Sztapka	Director
James E. Temperley	Director
David A. Nuernberger	Director
Sandra L. Stosz	Director
Mark E. Singleton	Chief Strategy Officer and Senior Vice President
Jeffrey N. Sowards	Chief Distribution and Marketing Officer and Senior Vice President
Todd D. Swanson	Chief Financial Officer and Senior Vice President
Michael S. Andrews	Chief Product Actuary and Vice President
Darwin D. Larrison, Sr.	Chief Information Security Officer and Vice President
Xin Liu	Chief Financial Actuary and Vice President
Steven J. Ollenburg	Chief Risk Officer and Vice President
Jill Lain Weaver	Chief Fraternal Officer and Vice President

*	Unless otherwise indicated, the principal business address of each person is 1701 1st Avenue, Rock Island, Illinois 61201.

Item 29. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Society and is therefore owned and controlled by the Society.

MODERN WOODMEN OF AMERICA

Organizational Chart

01/01/23

Modern Woodmen of America (a fraternal benefit society incorporated in Illinois)

MWA Financial Services, Inc. (an Illinois corporation) (a wholly-owned subsidiary)

MWAGIA, Inc. (an Illinois corporation) (a wholly-owned subsidiary of MWA Financial Services, Inc.)

Item 30. Indemnification

Pursuant to Section 50 of the Society’s By-Laws, the Society shall indemnify each officer, director or employee, now or hereafter serving the Society, against the reasonable expenses, including attorneys fees, of any and all claims, liabilities, penalties, forfeitures and fines to which he or she may be or become subject by reason of having served in any such capacity, except as to matters as to which such director, officer or employee was guilty of gross negligence or misconduct in the performance of his or her duties. Such indemnification shall also extend to instances where at the request of the Society the individual serves as a director, officer, employee, trustee or agent of another enterprise. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which such director, officer or employee may be entitled.

Item 31. Principal Underwriter

(a)   MWA Financial Services, Inc. is the registrant’s principal underwriter.

(b)   Officers and Managers of MWA Financial Services, Inc.

Name and Principal Business Address*	Positions and Offices
Clint J. Pogemiller	Chairman and President
Shea E. Doyle	Secretary and Director
Todd D. Swanson	Treasurer
Kellie M. Rech	Compliance Manager
Dawn Jensen	Operations Manager
Neil T. Eigenbrod	Accounting Manager
Sarah J. Hyde	Marketing Manager

*	The principal business address of all of the persons listed above is 1701 1st Avenue, Rock Island, Illinois 61201.

(c)  Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Compensation
MWA Financial Services, Inc.	$10,958,133	NA	NA	$353,408*

*	Includes Variable Product Distribution Fees and reimbursements for certain MWAFS expenses.

Item 32. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Society at 1701 1st Avenue, Rock Island, Illinois 61201.

Item 33. Management Services

Not applicable.

Item 34. Fee Representation

Modern Woodmen of America hereby represents that the fees and charges deducted under the Certificate described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Modern Woodmen of America.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Modern Woodmen of America Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Rock Island, and State of Illinois, on this 28th day of April, 2023.

MODERN WOODMEN OF AMERICA

By:	/s/ JERALD J. LYPHOUT
Jerald J. Lyphout
President

MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

By:	/s/ JERALD J. LYPHOUT
Jerald J. Lyphout
President
Modern Woodmen of America

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ Jerald J. Lyphout	President and Director [Principal Executive Officer]	April 28, 2023
Jerald J. Lyphout

/s/ Shea E. Doyle	National Secretary, Executive Vice President and Director	April 28, 2023
Shea E. Doyle

/s/ Lester L. Bohnert	General Counsel, Executive Vice President and Director	April 28, 2023
Lester L. Bohnert

/s/ Brett M. Van	Chief Investment Officer and Treasurer, Executive Vice President and Director	April 28, 2023
Brett M. Van

/s/ Todd d. Swanson	Chief Financial Officer and Senior Vice President	April 28, 2023
Todd D. Swanson

/s/ Jeffrey B. Bach	Controller	April 28, 2023
Jeffrey B. Bach

*	Director	April 28, 2023
Lori A. Newberg

*	Director	April 28, 2023
Joseph A. Sztapka

*	Director	April 28, 2023
James E. Temperley

*	Director	April 28, 2023
David A. Nuernberger

*	Director	April 28, 2023
Sandra L. Stosz

*By:	/s/ LESTER L. BOHNERT
Attorney in Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(e)(1)	Certificate Application

(e)(2)	Suitability Supplement

(f)(1)	Articles of Incorporation of the Society.

(f)(2)	By-Laws of the Society (included in exhibit (f)(1) hereto).

(h)(4)	Participation Agreement relating to Lincoln Variable Insurance Products Trust.

(h)(4)(a)	Administrative Services Agreement.

(h)(6)(d)	Administrative Services Agreement.

(k)	Opinion and Consent of Lester L. Bohnert, Esquire.

(l)(1)	Consent of Eversheds Sutherland (US) LLP.

(l)(2)	Consent of Ernst & Young LLP.

(l)(3)	Consent of Michael S. Andrews, Chief Product Actuary and Vice President.

(q)	Powers of Attorney.

101.INS XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document

101.SCH XBRL Taxonomy Extension Schema Document

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101.DEF XBRL Taxonomy Extension Definition Linkbase Document

101.LAB XBRL Taxonomy Extension Label Linkbase Document

101.PRE XBRL Taxonomy Extension Presentation Linkbase Document